As filed with the Securities and Exchange Commission on 12/2/2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22486

GPS FUNDS II

(Exact name of registrant as specified in charter)

2300 CONTRA COSTA BOULEVARD, SUITE 600,
PLEASANT HILL, CA 94523-3967
(Address of principal executive offices) (Zip code)

STARR E. FROHLICH
GENWORTH FINANCIAL WEALTH MANAGEMENT, INC.
2300 CONTRA COSTA BOULEVARD, SUITE 600
PLEASANT HILL, CA 94523-3967
(Name and address of agent for service)

800-664-5345

Registrant’s telephone number, including area code

Date of fiscal year end:	March 31, 2012

Date of reporting period:	April 1, 2011 through September 30, 2011

Item 1. Reports to Stockholders.

GuideMarkSM Funds
GuidePathSM Funds

Investment Advisor
Genworth Financial Wealth Management, Inc.

Semi-Annual Report

September 30, 2011

GUIDEMARKSM LARGE CAP GROWTH FUND

GUIDEMARKSM LARGE CAP VALUE FUND

GUIDEMARKSM SMALL/MID CAP CORE FUND

GUIDEMARKSM WORLD EX-US FUND

GUIDEMARKSM OPPORTUNISTIC EQUITY FUND

GUIDEMARKSM GLOBAL REAL RETURN FUND

GUIDEMARKSM CORE FIXED INCOME FUND

GUIDEMARKSM TAX-EXEMPT FIXED INCOME FUND

GUIDEMARKSM OPPORTUNISTIC FIXED INCOME FUND

GUIDEPATHSM STRATEGIC ASSET ALLOCATION FUND

GUIDEPATHSM TACTICAL CONSTRAINEDSM ASSET ALLOCATION FUND

GUIDEPATHSM TACTICAL UNCONSTRAINEDSM ASSET ALLOCATION FUND

GUIDEPATHSM ABSOLUTE RETURN ASSET ALLOCATION FUND

November 29, 2011

Dear Shareholder:

Enclosed is the Semi-Annual Report of the GuideMarkSM and GuidePathSM Funds covering the six-month period from April 1, 2011 through September 30, 2011.

Six-Month Market Review

The dominant theme for the period was flight to safety, with bonds generally rising and stocks falling sharply. Key areas of focus for the markets included global economic prospects, European sovereign debt, and the uncertainty about US political leadership in support of growth.

Most US bond indexes ended the period higher, with the Barclays Capital US Aggregate Bond Index gaining 6.20% and the Barclays Capital Municipal Bond Index delivering 7.85% for the six months ended September 30, 2011. Notably, long-term US Treasuries benefited handsomely from the implementation of Operation Twist, the Federal Reserve’s program to sell short-term and buy long-term government debt.

Within US equities, the typically riskier small caps were down more than large caps. As well, international equities, encompassing emerging and developed markets, underperformed the US market. While the MSCI All Country World ex-US Index retreated -19.29% over the six-month period, the drop in the S&P 500® Index was smaller at -13.78%.

Commodities and real estate also lost ground. The Dow Jones UBS Commodity Index ended the quarter down -17.30%, while the FTSE NAREIT All Equity REITs Index fell -11.62% over the six months.1

Flight to Safety Dominates

Underlying company fundamentals did not drive performance over this reporting period. Instead, as mentioned above, markets were characterized by a flight to safety, responding to developments in the macro economy, notably in Europe. In addition, because stocks in particular tended to move as a group during this time, with little spread between the prices of individual equities, active security selection was challenged. In this environment, a low percentage of stocks outperformed their benchmarks and investors saw historic low variations in the performance of individual stocks within economic sectors.

The GuideMark and GuidePath Funds are actively managed and the investment processes employed by many of the funds are based on analysis of company fundamentals. The fact that the stock market was extremely sensitive to short-term economic data and much more focused on the global economy than on the financial health of particular companies caused the equity funds to struggle relative to their benchmarks. In addition, the equity funds generally had active exposures to cyclical stocks that tend to rise with an improving economy, whereas over the past six months defensive holdings, such as utilities, performed better.

The fixed income funds were biased toward credit and significantly underweight Treasuries, which rose dramatically following government intervention. Secondarily, the fixed income funds were underweight the US dollar, and the dollar gathered strength over this period. These two factors contributed to the underperformance of the fixed income funds.

International equity holdings were a detractor, while some conservative positioning with exposure to fixed income proved beneficial to the GuidePath Tactical ConstrainedSM and GuidePath Tactical Unconstrained Asset Allocation Funds.

For more detailed information on each fund, please refer to the Manager’s Discussion of Fund Performance in the report.

Looking Ahead

While past experience shows that the fourth quarter is likely to usher in a market rally, it’s also possible for extended market volatility to lead to a recession. Of course, no one can predict the future. That is why a well-constructed portfolio – positioned to capture potential upside while seeking to diversify some of the downside risk – is important for navigating today’s volatile markets. The GuideMark and GuidePath Funds are designed to be used in combination, either by portfolio strategists or within the Genworth Portfolio Solutions (GPS) strategies, to provide this type of diversification.

Please contact your financial advisor to discuss any questions about your investment strategy or changes in your financial goals. We thank you for including the Funds in your portfolio and appreciate the trust you have placed in us.

Sincerely,

Carrie E. Hansen
President of the Funds

The Genworth Financial Wealth Management platform provides fee-based investment advisory programs. Investors are advised to refer to the appropriate Disclosure Brochure, which can be obtained from your financial advisor, for a full description of services provided, including all applicable fees.

Genworth Financial Wealth Management, Inc. is an investment advisor registered with the Securities and Exchange Commission. Genworth Financial Wealth Management and Capital Brokerage Corporation are wholly owned subsidiaries of Genworth Financial, Inc.

Index Definitions

Barclays Capital US Aggregate Bond Index: a broad-based index that measures the investment grade, US dollar-denominated, fixed rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed rate and hybrid ARM pass-throughs), ABSs, and CMBs.

Barclays Capital Municipal Bond Index: an index that measures the performance of investment-grade, fixed-rate, tax-exempt bonds.

Dow Jones UBS Commodity Index: an index that is composed of futures contracts of 19 physical commodities traded on US exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange (LME). The component weightings are also determined by several rules designed to insure diversified commodity exposure.

FTSE NAREIT All Equity REITs Index: an index of US publicly traded REITs. Equity REITs include those firms that own, manage and lease investment-grade commercial real estate. Specifically, a company is classified as an equity REIT if 75% or more of its gross invested book assets are invested in real property.

MSCI All Country World ex-US Index: a free-float-adjusted, market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging market countries, excluding the US.

S&P 500® Index: an index of 500 leading companies in leading industries of the US economy, capturing 75% coverage of US equities.

[1]	All index returns are from Morningstar except the FTSE NAREIT, which is sourced from Zephyr.

Past performance is not indicative of future results. You cannot invest directly into an index.

Investments in the Funds will fluctuate, and when redeemed may be worth more or less than originally invested. Investors should consider the Funds’ Investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before you invest or send money. The prospectus is available upon request, without charge, by calling 1-800-238-0810.

FINRA 133658 111811

GuideMarkSM Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June 29, 2001 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® GROWTH INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Ten Year	Since Inception[1]

GuideMarkSM Large Cap Growth Fund Service Shares	-1.44%	-0.98%	1.86%	-1.16%
Institutional Shares	N/A	N/A	N/A	-20.06%
Russell 1000® Growth Index	3.78%	1.62%	3.01%	0.79%[2]

[1]	Since Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Russell 1000® Growth Index is from the since inception date of the Service Shares. The Russell 1000® Growth Index return from the since inception date of the Institutional Shares is -12.89%.

GuideMarkSM Large Cap Growth Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -17.72%, underperforming the Russell 1000® Growth Index, which returned -12.48%.

•	The Fund’s overweight exposure to cyclical stocks contributed to the relative underperformance for the period, as broader macroeconomic concerns led investors to sell out of cyclical positions.

•

A relative overweight positioning within the Industrial sector negatively impacted returns for the period. Concerns of a slowdown in China that could potentially decrease the demand for industrial-related goods and equipment and could reduce future earnings growth, weighed on the sector.

•

Three of the Fund’s worst performing stocks for the period were within the Information Technology sector – EMC, Oracle, and Altera. Technology stocks fell out of favor with investors as questions over future top-line growth in light of muted technology spending weighed on the sector.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Apple, Inc.	7.21
2	International Business Machines Corp.	5.53
3	Cisco Systems, Inc.	4.57
4	Microsoft Corp.	4.32
5	Oracle Corp.	3.52
6	EMC Corp.	3.37
7	Altera Corp.	3.00
8	Exxon Mobil Corp.	2.30
9	UnitedHealth Group, Inc.	1.91
10	Caterpillar, Inc.	1.79

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

GuideMarkSM Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 1000® VALUE INDEX – An unmanaged index which measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000® Index is an unmanaged index which measures the performance of the 1,000 largest companies in the Russell 3000® Index. The Russell 3000® Index is an unmanaged index which measures the performance of the 3,000 largest U.S. Companies, based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)
	One Year	Five Year	Ten Year	Since Inception[1]

GuideMarkSM Large Cap Value Fund
Service Shares	-5.39%	-7.19%	0.24%	-0.64%
Institutional Shares	N/A	N/A	N/A	-20.49%
Russell 1000® Value Index	-1.89%	-3.53%	3.36%	2.11%[2]

[1]	Since Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Russell 1000® Value Index is from the since inception date of the Service Shares. The Russell 1000® Value Index return from the since inception date of the Institutional Shares is -18.79%.

GuideMarkSM Large Cap Value Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -18.63%, underperforming the Russell 1000® Value Index, which returned -16.62%.

•

The Fund trailed the benchmark for the period due largely to relative sector positioning, which more than offset the positive contribution from security selection. Relative sector under/overweight exposures are a by product of the investment process and underscored the Fund’s bias to cyclical stocks.

•

A relative overweight exposure to stocks in the Industrial sector detracted from performance for the period, as fears of a larger than expected slowdown in global economic growth, particularly China, weighed on the sector. However, Goodrich was acquired by United Technologies at the end of the period for a premium, validating the Fund’s original investment thesis and valuation analysis.

•

Underweight exposure to defensive sectors, including Utilities, contributed to the Fund’s relative underperformance, as investors favored more defensive equity stocks with lower volatility and stable cash flow.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Capital One Financial Corp.	2.94
2	Stanley Black & Decker, Inc.	2.50
3	UnitedHealth Group, Inc.	2.22
4	SLM Corp.	2.19
5	Philip Morris International, Inc.	2.13
6	Wellpoint, Inc.	1.94
7	PNC Financial Services Group, Inc.	1.89
8	Johnson & Johnson	1.86
9	ConocoPhillips	1.82
10	Pfizer, Inc.	1.78

GuideMarkSM Small/Mid Cap Core Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 2500 INDEX – Measures the performance of the small- to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000® Index. The Russell 2500 Index includes approximately 2500 of the smallest securities based on a combination of their market cap and current index membership.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)
	One Year	Five Year	Ten Year	Since Inception[1]

GuideMarkSM Small/Mid Cap Core Fund
Service Shares	-6.32%	-3.58%	4.10%	2.76%
Institutional Shares	N/A	N/A	N/A	-26.86%
Russell 2500 Index	-2.22%	0.19%	7.08%	4.75%[2]

[1]	Since Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Russell 2500 Index is from the since inception date of the Service Shares. The Russell 2500 Index return from the since inception date of the Institutional Shares is -23.88%.

GuideMarkSM Small/Mid Cap Core Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -24.72%, underperforming the Russell 2500 Index, which returned -21.68%.

•	Security selection was the largest driver of the relative underperformance for the period, especially within the Financial sector.

•

Within the Financial sector, Jones Lang Lasalle, a real estate services company, was the largest detractor for the period. The company fell under pressure after cautioning that the rebound in global commercial real estate may be dissipating.

•

Owning stocks in the Industrial sector negatively impacted relative performance over the period. Concerns that a slowdown in global economic growth, especially in China, could negatively impact the ability of industrial goods and equipment providers to increase top-line sales going forward, weighed on the sector.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	DFC Global Corp.	1.79
2	Carlisle Companies, Inc.	1.70
3	Triumph Group, Inc.	1.63
4	Iberiabank Corp.	1.62
5	Invesco Ltd.	1.60
6	Check Point Software Technologies Ltd.	1.59
7	Post Properties, Inc.	1.51
8	Autoliv, Inc.	1.50
9	Essex Property Trust, Inc.	1.43
10	Dicks Sporting Goods, Inc.	1.42

GuideMarkSM World ex-US Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

MSCI ALL COUNTRY WORLD EX-US INDEX – A free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. It consists of country indices comprising of developed and emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Ten Year	Since Inception[1]

GuideMarkSM World ex-US Fund
Service Shares	-15.80%	-8.36%	1.73%	0.23%
Institutional Shares	N/A	N/A	N/A	-25.49%
MSCI All Country World ex-US Index	-13.24%	-4.13%	4.28%	2.52%[2]

[1]	Since Inception date is 6/29/01 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the MSCI All Country World ex-US Index is from the since inception date of the Service Shares. The MSCI All Country World ex-US Index return from the since inception date of the Institutional Shares is -24.44%.

GuideMarkSM World ex-US Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -22.41%, underperforming the MSCI All Country World ex-US Index, which returned -21.01%.

•	The Fund trailed the benchmark for the period due to security selection primarily within the global cyclical sectors.

•

Security selection within the Financials sector detracted from returns and more than offset the benefit from the underweight exposure to the sector. Specifically, owning banks like Societe Generale was a significant detractor over the period. Societe Generale, a large French bank, experienced a sell-off due to its outstanding exposure to Greece and other European countries facing potential default scenarios.

•

Underweight exposure to more defensive sectors, including Utilities, also contributed to the relative lag over the period. While the valuation of Utilities stocks looked relatively less attractive, Utilities companies benefited from a ‘risk-off’ trade, whereby investors sought safety in defensive stocks with less earnings variability.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Nestle SA	2.00
2	PowerShares India Portfolio	1.85
3	Royal Dutch Shell Plc	1.19
4	Roche Holding AG	1.17
5	Vodafone Group Plc	1.14
6	Sanofi-Aventis SA	1.04
7	HSBC Holdings Plc	1.01
8	British American Tobacco Plc	0.93
9	Toronto-Dominion Bank	0.93
10	Unilever NV	0.93

GuideMarkSM Opportunistic Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

RUSSELL 3000® INDEX – Measures the performance of the largest 3000 U.S. companies representing approximately 98% of the investable U.S. equity market..

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception[1]

GuideMarkSM Opportunistic Equity Fund
Service Shares	-21.10%
Institutional Shares	-22.53%
Russell 3000® Index	-15.73%[2]

[1]	Since Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Russell 3000® Index is from the since inception date of the Service Shares. The Russell 3000® Index return from the since inception date of the Institutional Shares is -17.75%.

GuideMarkSM Opportunistic Equity Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -21.10%, underperforming the Russell 3000® Index, which returned -15.73%.

•

An overweight exposure to economically sensitive securities and to securities with higher volatility than the benchmark were the primary drivers of the relative underperformance for the period. With investors taking a more defensive stance during the period, securities with higher volatility sold off significantly.

•	Continued bias to cyclical stocks detracted from performance, as these economically sensitive stocks sold off due to broader macroeconomic concerns.

•

Exposure to securities in the Energy and Financial sectors negatively impacted relative returns, as broader global economic concerns continued to place downward pricing pressure on oil prices and the global sovereign debt crisis weighed heavily on stocks in the Financial sector.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Newmont Mining Corp.	2.25
2	Apple, Inc.	2.16
3	Devon Energy Corp.	2.10
4	United Technologies Corp.	1.89
5	Occidental Petroleum Corp.	1.74
6	Conagra Foods, Inc.	1.56
7	Prudential Financial, Inc.	1.42
8	Sysco Corp.	1.42
9	General Electric Co.	1.40
10	General Mills, Inc.	1.29

GuideMarkSM Global Real Return Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. TIPS INDEX – Includes all publicly-issued, U.S. Treasury inflation-protected securities that have at least one year remaining to maturity, are rated investment grade, and have $250 million or more of outstanding face value.

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception[1]

GuideMarkSM Global Real Return Fund
Service Shares	-15.80%
Institutional Shares	-18.04%
Barclays Capital U.S. TIPS Index	7.94%[2]

[1]	Since Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Barclays Capital U.S. TIPS Index is from the since inception date of the Service Shares. The Barclays Capital U.S. TIPS Index return from the since inception date of the Institutional Shares is 5.68%.

GuideMarkSM Global Real Return Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -15.80%, underperforming the Barclays Capital U.S. TIPS Index, which returned 7.94%.

•	The Fund’s relative underperformance for the period reflects its exposure to real asset classes outside of the TIPs index, including commodities and natural resources.

•	The relative returns over the period underscores the “risk-off” trade that occurred over the period, as investors fled to U.S. Treasuries and other defensive assets like gold.

•	Although the Fund did have exposure to gold, it was not enough to offset the negative impact from exposure to energy and material-related commodities.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR S&P Global Natural Resources ETF	20.99
2	PowerShares DB Commodity Index Tracking Fund	17.09
3	SPDR Barclays Capital TIPS ETF	13.03
4	SPDR Dow Jones International Real Estate ETF	11.27
5	SPDR Dow Jones REIT ETF	11.13
6	SPDR DB International Government Inflation-Protected Bond ETF	9.27
7	PowerShares Global Agriculture ETF	4.12
8	SPDR Metals and Mining ETF	3.47
9	Energy Select Sector SPDR Fund	3.47
10	SPDR S&P International Energy Sector ETF	2.02

GuideMarkSM Core Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX – A broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate debt securities, and mortgage- and asset-backed securities. All securities contained in the Barclays Capital U.S. Aggregate Bond Index have a minimum term to maturity of one year.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Ten Year	Since Inception[1]

GuideMarkSM Core Fixed Income Fund
Service Shares	4.31%	5.37%	4.90%	5.12%
Institutional Shares	N/A	N/A	N/A	3.81%
Barclays Capital U.S. Aggregate Bond Index	5.26%	6.53%	5.66%	5.98%[2]

[1]	Since Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Barclays Capital U.S. Aggregate Bond Index is from the since inception date of the Service Shares. The Barclays Capital U.S. Aggregate Bond Index return from the since inception date of the Institutional Shares is 4.87%.

GuideMarkSM Core Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned 4.93%, underperforming the Barclays Capital U.S. Aggregate Bond Index, which returned 6.20%.

•

An overweight exposure to corporate credit and an underweight exposure to U.S. Treasuries were the primary contributors to the Fund’s relative underperformance for the period. Uncertainty over the rate of global economic growth, coupled with sovereign debt issues in Europe, led investors to “safe haven” assets like U.S. Treasuries starting in May.

•

Within corporate credit, owning bonds from the Financial and Industrial sectors contributed to the relative lag, as these bonds trailed for the period. Specifically, financial companies underperformed due largely to the European debt crisis, while fears of a slowdown in China’s growth rate caused concern for industrial companies.

•

A noticeable lack of liquidity in the bond market forced investors to sell out of higher-quality investment grade corporates bonds to raise cash for redemptions. This negatively impacted the Fund, which typically holds higher-quality issues.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	U.S. Treasury Note, 3.625%, 02/15/2021	3.57
2	U.S. Treasury Note, 2.000%, 01/31/2016	2.66
3	Federal National Mortgage Association, Pool# TBA, 3.000%, 11/15/2026	2.62
4	U.S. Treasury Note, 2.000%, 04/30/2016	2.53
5	U.S. Treasury Bond, 4.250%, 11/15/2040	2.32
6	U.S. Treasury Note, 3.125%, 05/15/2021	2.25
7	Federal National Mortgage Association, Pool# TBA, 4.000%, 10/01/2039	1.71
8	Federal Home Loan Mortgage Corp. – Gold, Pool# TBA, 4.000%, 11/15/2040	1.70
9	Federal National Mortgage Association, Pool# AD6943, 5.000%, 07/01/2040	1.39
10	Federal National Mortgage Association, Pool# TBA, 3.000%, 10/15/2026	1.20

GuideMarkSM Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on June, 29, 2001 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS CAPITAL U.S. MUNICIPAL BOND INDEX – The Barclays Capital U.S. Municipal Bond Index is a market-value-weighted index for the long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

AVERAGE ANNUAL TOTAL RETURN (for the period ended September 30)

	One Year	Five Year	Ten Year	Since Inception (6/29/01)

GuideMarkSM Tax-Exempt Fixed Income Fund	2.13%	3.74%	3.54%	3.70%
Barclays Capital U.S. Municipal Bond Index	3.88%	5.01%	5.09%	5.25%

GuideMarkSM Tax-Exempt Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned 6.88%, underperforming the Barclays Capital U.S. Municipal Bond Index, which returned 7.85%.

•

The Fund trailed the benchmark due to the Fund’s modest overweight exposure to BBB-rated bonds. Although the Fund collected higher yields on its BBB and below investment grade holdings, these bonds faced pricing pressure over the period due to investors flight to quality.

•

Over the period, the municipal market traded in-line with the U.S. Treasuries market, as rumors of massive municipal defaults proved unfounded. Although BBB-rated bonds did hold up relatively well in the first months of the period, they fell under pressure in the latter months, as spreads widened, reflecting the higher level of overall fear in the market.

•

A more neutral to slightly shorter duration exposure relative to the benchmark contributed to the modest underperformance, The longest dated bonds in the municipal market outperformed their shorter dated brethren due to both technical and market factors.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

	Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Maryland Department of Transportation County T Construction, Revenue Bond, 5.500%, 02/01/2017	1.61
2	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1.58
3	Massachusets Health & Educational Facilities Authority, Revenue Bond, 5.500%, 07/01/2032	1.49
4	San Francisco Steinhart Aquarium, Series F, GO, 5.000%, 06/15/2023	1.40
5	Indiana State Finance Authority, Series A, Refunding, Revenue Bond, 5.000%, 02/01/2021	1.38
6	Henry County Public Service Authority Water & Sewer, Refunding, Revenue Bond, FSA Insured, 5.500%, 11/15/2019	1.37
7	Gilroy Unified School District, GO, Assured Guaranty Insured, 6.000%, 08/01/2025	1.34
8	California, GO, 6.500%, 04/01/2033	1.33
9	Ohio, Series A, GO, 5.000%, 09/01/2015	1.32
10	Salt River Project, Series A, Revenue Bond, 5.000%, 01/01/2021	1.30

GuideMarkSM Opportunistic Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 1, 2011 (commencement of the Fund’s Service Shares operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

BARCLAYS CAPITAL MULTIVERSE INDEX – The Barclays Capital Multiverse Index is a broad-based index that provides a measure of the global fixed income market.

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception[1]

GuideMarkSM Opportunistic Fixed Income Fund
Service Shares	-6.85%
Institutional Shares	-7.24%
Barclays Capital Multiverse Index	4.16%[2]

[1]	Since Inception date is 4/1/11 for Service Shares and 4/29/11 for Institutional Shares.

[2]

The since inception return shown for the Barclays Capital Multiverse Index is from the since inception date of the Service Shares. The Barclays Capital Multiverse Index return from the since inception date of the Institutional Shares is 0.63%.

GuideMarkSM Opportunistic Fixed Income Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the 6 months ended September 30, 2011, the Fund returned -6.85%, underperforming the Barclays Capital Multiverse Index, which returned 4.16%.

•	An underweight exposure to US Treasuries, along with an overweight exposure to credit and currency positioning, were the primary drivers of the underperformance for the period.

•

Exposure to corporate credit, particularly to lower-rated corporate bonds, detracted from performance over the period, as bond investors fled to ‘safe-haven’ assets like U.S. Treasuries due to fears over European sovereign debt and the deteriorating global economic outlook.

•

Relative overweight exposure to emerging market currencies, both Asian and Latin American, dampened returns, as investors traded out of higher volatility currencies in favor of the dollar due to broader macroeconomic uncertainties and the increasing crisis in Europe.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	Republic of Korea, 3.000%, 12/10/2013	6.77
2	Malaysia Government Bond, 3.718%, 06/15/2012	4.61
3	Indonesia Treasury Bill, 0.000%, 02/09/2012	3.51
4	Poland Government Bond, 0.000%, 01/25/2013	2.38
5	Mexican Bonos, 8.000%, 12/19/2013	2.18
6	Canadian Government Bond, 1.750%, 03/01/2013	2.05
7	Queensland Treasury Corp., 6.000%, 08/21/2013	1.88
8	New South Wales Treasury Corp., 5.500%, 08/01/2013	1.87
9	Petroleos de Venezuela SA, 4.900%, 10/29/2014	1.63
10	Western Australia Treasury Corp., 8.000%, 06/15/2013	1.31

GuidePathSM Strategic Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – Focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception (4/29/11)

GuidePathSM Strategic Asset Allocation Fund	-21.30%
S&P 500® Index	-16.26%

GuidePathSM Strategic Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the period since the Fund commenced operations on April 29, 2011 through September 30, 2011, the Fund returned -21.30%, underperforming the S&P 500® Index, which returned -16.26%.

•

Exposure to international equities was the largest driver of underperformance, as the international markets sold off given growing concerns about the European debt crisis and the slow path to restructuring Greek debt. The strengthening of the U.S. dollar also damped returns from the international markets.

•

Exposure to real return assets dragged on returns over the period as positions in global natural resources and commodities fell significantly as investors fled to U.S. Treasuries and other defensive assets like gold.

•

Overweight exposure to the pro-cyclical Financial, Industrial, and Energy sectors, and underweight exposure to the defensive sector of Utilities dragged on returns as fears of the global recession increased.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMarkSM World ex-US Fund – Institutional Shares	17.14
2	Vanguard FTSE All-World ex-US Index Fund	17.10
3	SPDR S&P 500 ETF Trust	16.85
4	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	9.68
5	GuideMarkSM Large Cap Value Fund – Institutional Shares	8.49
6	GuideMarkSM Large Cap Growth Fund – Institutional Shares	8.23
7	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	8.04
8	GuideMarkSM Global Real Return Fund – Institutional Shares	4.94
9	Vanguard REIT ETF	1.77
10	SPDR S&P China ETF	1.74

GuidePathSM Tactical Constrained Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – Focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception (4/29/11)
GuidePathSM Tactical Constrained Asset Allocation Fund	-15.90%
S&P 500® Index	-16.26%

GuidePathSM Tactical Constrained Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the period since the Fund commenced operations on April 29, 2011 through September 30, 2011, the Fund returned -15.90%, outperforming the S&P 500® Index, which returned -16.26%.

•

The core fixed income position was the largest contributer of relative positive performance to the Fund, as U.S. Treasuries rallied strongly in a flight-to-safety environment. Small positions in emerging local bonds and alternative investments added to outperformance in the Fund, as investors sought out yield and diversification.

•

Domestic equity exposure was the largest drag on returns. Specifically, overweight exposure to the pro-cyclical Financial, Industrial and Energy sectors, and underweight exposure to the defensive sector of Utilities dragged on returns as fears of the global recession increased.

•

Exposure to international equity, including emerging markets, also detracted from returns, as the international markets sold off because of growing concerns about the European debt crisis and the slow path to restructuring Greek debt. The strengthening of the U.S. dollar also dampened returns from the international markets.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	GuideMarkSM Core Fixed Income Fund – Institutional Shares	13.77
2	SPDR S&P 500 ETF Trust	13.73
3	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	11.95
4	GuideMarkSM World ex-US Fund – Institutional Shares	8.14
5	GuideMarkSM Large Cap Value Fund – Institutional Shares	6.88
6	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	6.74
7	GuideMarkSM Large Cap Growth Fund – Institutional Shares	6.73
8	Vanguard FTSE All-World ex-US Index Fund	6.73
9	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	5.19
10	Vanguard MSCI Emerging Markets ETF	2.87

GuidePathSM Tactical Unconstrained Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

S&P 500® INDEX – Focuses on the large-cap segment of the U.S. equities market. It includes 500 leading companies in leading industries of the U.S. economy, capturing approximately 75% coverage of U.S. equities.

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception (4/29/11)

GuidePathSM Tactical Unconstrained Asset
Allocation Fund	-13.50%
S&P 500® Index	-16.26%

GuidePathSM Tactical Unconstrained Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•	For the period since the Fund commenced operations on April 29, 2011 through September 30, 2011, the Fund returned -13.5%, outperforming the S&P 500® Index, which returned -16.26%.

•

The biggest source of outperformance in the Fund came from a large exposure throughout most of the period to 1-3 Month T-Bills, which held flat versus negative equity markets. Exposure to absolute return strategies, which held positions in floating rate notes and local currency emerging market debt, also added value.

•

Domestic equity exposure was the largest drag on returns. Specifically, overweight exposure to the pro-cyclical Financial, Industrial and Energy sectors, and underweight exposure to the defensive sector of Utilities dragged on returns as fears of the global recession increased.

•

Exposure to international equity, including emerging markets, also detracted from returns as the international markets sold off because of growing concerns about the European debt crisis and the slow path to restructuring Greek debt. The strengthening of the U.S. dollar also damped returns from the international markets.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	SPDR Barclays Capital 1-3 Month T-Bill ETF	24.74
2	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	11.83
3	GuideMarkSM Opportunistic Equity Fund – Institutional Shares	9.69
4	Stadion Managed Portfolio Trust – Institutional Shares	9.56
5	GuideMarkSM Large Cap Value Fund – Institutional Shares	8.10
6	GuideMarkSM World ex-US Fund – Institutional Shares	5.82
7	GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares	5.71
8	Eaton Vance Multi-Strategy Absolute Return Fund – Institutional Shares	4.87
9	GuideMarkSM Large Cap Growth Fund – Institutional Shares	4.39
10	SPDR Barclays Capital High Yield Bond ETF	3.26

GuidePathSM Absolute Return Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Unaudited)

TOTAL RETURN BASED ON A $10,000 INVESTMENT

This chart assumes an initial gross investment of $10,000 made on April 29, 2011 (commencement of the Fund’s operations). Returns shown include the reinvestment of all dividends. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not reflect the effects of fees or expenses. It is not possible to invest directly in an index.

CITIGROUP 3-MONTH TREASURY BILL INDEX – Tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

CUMULATIVE TOTAL RETURN (for the period ended September 30)

Since Inception (4/29/11)

GuidePathSM Absolute Real Return Fund	-2.00%
Citigroup 3-Month Treasury Bill Index	0.02%

GuidePathSM Absolute Return Asset Allocation Fund
MANAGER’S DISCUSSION OF FUND PERFORMANCE (Continued) (Unaudited)

•

For the period since the Fund commenced operations on April 29, 2011 through September 30, 2011, the Fund returned -2.00%, underperforming the Citigroup 3-month Treasury Bill Index, which returned 0.02%.

•

Exposure to both credit and currency, combined with a position in iPath US Treasury 10-year Bear ETN, were the largest detractors to performance as U.S. Treasuries rallied strongly in a flight to safety environment and the yield on 10-year U.S. Treasuries dropped to historic lows.

•

Market neutral exposure dragged on returns as the market experienced high levels of correlation and low levels of dispersion between stock returns leading to little differentiation between winners and losers.

•

Core fixed income and TIPS exposure, along with the position in the iPath US Treasury Flattener ETN, contributed positively as long-term U.S. Treasuries rallied strongly as a result of the flight to safety and the announcement of the Federal Reserve regarding its purchase program of long-term U.S. Treasuries.

Components of Portfolio Holdings*

*Pie chart represents percentages of total portfolio, less securities lending collateral.

Top Ten Holdings

Rank	Security/Holding	% of Net Assets
1	iShares Barclays Aggregate Bond Fund	17.46
2	GuideMarkSM Core Fixed Income Fund – Institutional Shares	17.44
3	GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares	15.54
4	Eaton Vance Multi-Strategy Absolute Return Fund – Institutional Shares	9.47
5	Eaton Vance Global Macro Absolute Return Fund – Institutional Shares	4.42
6	iShares Barclays Credit Bond Fund	4.06
7	SPDR Barclays Capital 1-3 Month T-Bill ETF	3.81
8	JPMorgan Research Market Neutral Fund – Institutional Shares	3.36
9	Highbridge Statistical Market Neutral Fund – Select Shares	3.28
10	JPMorgan Income Builder Fund – Select Shares	3.17

GuideMarkSM Funds & GuidePathSM Funds
EXPENSE EXAMPLE (Unaudited)
September 30, 2011

As a shareholder of the GuideMarkSM & GuidePathSM Funds (the “Funds”), you incur ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. The Expense Example shown in this section is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Expense Examples are based on an investment of $1,000 invested at the beginning of a six-month period and held for the entire period, which for the GuideMarkSM Large Cap Growth Fund – Service Shares, GuideMarkSM Large Cap Value Fund –Service Shares, GuideMarkSM Small/Mid Cap Core Fund – Service Shares, GuideMarkSM World ex-US Fund – Service Shares, GuideMarkSM Opportunistic Equity Fund – Service Shares, GuideMarkSM Global Real Return Fund – Service Shares, GuideMarkSM Core Fixed Income Fund – Service Shares, GuideMarkSM Tax-Exempt Fixed Income Fund and GuideMarkSM Opportunistic Fixed Income Fund – Service Shares was from April 1, 2011 to September 30, 2011, and for GuideMarkSM Large Cap Growth Fund – Institutional Shares, GuideMarkSM Large Cap Value Fund – Institutional Shares, GuideMarkSM Small/Mid Cap Core Fund – Institutional Shares, GuideMarkSM World ex-US Fund – Institutional Shares, GuideMarkSM Opportunistic Equity Fund – Institutional Shares, GuideMarkSM Global Real Return Fund – Institutional Shares, GuideMarkSM Core Fixed Income Fund – Institutional Shares, GuideMarkSM Opportunistic Fixed Income Fund – Institutional Shares, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset Allocation Fund, and GuidePathSM Absolute Return Asset Allocation Fund was from April 29, 2011 to September 30, 2011.

Actual Expenses

The first line of the Expense Example table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The example includes, but is not limited to, management fees, shareholder servicing fees, distribution fees, fund accounting fees, custody fees and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by a Fund and other extraordinary expenses as determined under generally accepted accounting principles. To the extent that a Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expenses ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

GuideMarkSM & GuidePathSM Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2011

Fund		Beginning Account Value April 29, 2011	Ending Account Value September 30, 2011	Annualized Expense Ratio[1] based on the period April 29, 2011– September 30, 2011	Expenses Paid During Period[2] April 29, 2011– September 30, 2011

INSTITUTIONAL SHARES

GuideMarkSM Large Cap	Actual	$1,000.00	$799.40	0.92%	$3.46
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.06	0.92%	$3.88

GuideMarkSM Large Cap	Actual	$1,000.00	$795.10	0.94%	$3.53
Value Fund	Hypothetical[3]	$1,000.00	$1,016.97	0.94%	$3.96

GuideMarkSM Small/Mid Cap	Actual	$1,000.00	$731.40	1.13%	$4.09
Core Fund	Hypothetical[3]	$1,000.00	$1,016.18	1.13%	$4.76

GuideMarkSM World	Actual	$1,000.00	$745.10	0.38%	$1.39
ex-US Fund	Hypothetical[3]	$1,000.00	$1,019.31	0.38%	$1.60

GuideMarkSM Opportunistic	Actual	$1,000.00	$774.70	1.09%	$4.04
Equity Fund	Hypothetical[3]	$1,000.00	$1,016.35	1.09%	$4.59

GuideMarkSM Global	Actual	$1,000.00	$819.60	0.92%	$3.50
Real Return Fund	Hypothetical[3]	$1,000.00	$1,017.06	0.92%	$3.88

GuideMarkSM Core	Actual	$1,000.00	$1,038.10	0.70%	$2.98
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,017.98	0.70%	$2.95

GuideMarkSM Opportunistic	Actual	$1,000.00	$927.60	1.05%	$4.23
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,016.51	1.05%	$4.43

SERVICE SHARES

GuidePathSM Strategic	Actual	$1,000.00	$787.00	1.01%	$3.77
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.82	1.01%	$4.27

GuidePathSM Tactical Constrained	Actual	$1,000.00	$841.00	1.02%	$3.92
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.74	1.02%	$4.31

GuidePathSM Tactical Unconstrained	Actual	$1,000.00	$865.00	1.14%	$4.44
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.23	1.14%	$4.81

GuidePathSM Absolute Return	Actual	$1,000.00	$980.00	1.11%	$4.59
Asset Allocation Fund	Hypothetical[3]	$1,000.00	$1,020.36	1.11%	$4.69

[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 153/366 to reflect the one-half year period.
[3]	5% return before expenses.

GuideMarkSM & GuidePathSM Funds
EXPENSE EXAMPLE (Continued) (Unaudited)
September 30, 2011

Fund		Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Annualized Expense Ratio[1] based on the period April 1, 2011– September 30, 2011	Expenses Paid During Period[2] April 1, 2011– September 30, 2011

SERVICE SHARES

GuideMarkSM Large Cap	Actual	$1,000.00	$822.80	1.51%	$6.88
Growth Fund	Hypothetical[3]	$1,000.00	$1,017.45	1.51%	$7.62

GuideMarkSM Large Cap	Actual	$1,000.00	$813.70	1.51%	$6.85
Value Fund	Hypothetical[3]	$1,000.00	$1,017.45	1.51%	$7.62

GuideMarkSM Small/Mid Cap	Actual	$1,000.00	$752.80	1.63%	$7.14
Core Fund	Hypothetical[3]	$1,000.00	$1,016.85	1.63%	$8.22

GuideMarkSM World	Actual	$1,000.00	$755.90	1.59%	$7.06
ex-US Fund	Hypothetical[3]	$1,000.00	$1,017.05	1.59%	$8.02

GuideMarkSM Opportunistic	Actual	$1,000.00	$789.00	1.63%	$7.29
Equity Fund	Hypothetical[3]	$1,000.00	$1,016.85	1.63%	$8.22

GuideMarkSM Global	Actual	$1,000.00	$842.00	1.53%	$7.05
Real Return Fund	Hypothetical[3]	$1,000.00	$1,017.35	1.53%	$7.72

GuideMarkSM Core	Actual	$1,000.00	$1,049.30	1.28%	$6.56
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.60	1.28%	$6.46

GuideMarkSM Tax-Exempt	Actual	$1,000.00	$1,068.80	1.29%	$6.67
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,018.55	1.29%	$6.51

GuideMarkSM Opportunistic	Actual	$1,000.00	$931.50	1.55%	$7.48
Fixed Income Fund	Hypothetical[3]	$1,000.00	$1,017.25	1.55%	$7.82

[1]	The expense ratio excludes the securities lending credit.
[2]	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 to reflect the one-half year period.
[3]	5% return before expenses.

GuideMarkSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS - 98.80%
	Aerospace & Defense - 2.24%
32,383	Boeing Co.	$1,959,495
43,361	Honeywell International, Inc.	1,903,982

		3,863,477

	Biotechnology - 1.55%
48,669	Amgen, Inc. (a)	2,674,362
	Communications Equipment - 6.60%
509,313	Cisco Systems, Inc.	7,889,258
4,915	F5 Networks, Inc. (a)	349,211
47,761	Qualcomm, Inc.	2,322,618
41,890	Riverbed Technology, Inc. (a)(b)	836,124

		11,397,211

	Computers & Peripherals - 19.53%
32,646	Apple, Inc. (a)	12,444,002
150,705	Dell, Inc. (a)	2,132,476
277,304	EMC Corp. (a)(b)	5,820,611
54,508	International Business Machines
	Corp. (b)	9,540,535
57,508	NetApp, Inc. (a)(b)	1,951,822
143,713	QLogic Corp. (a)(b)	1,822,281

		33,711,727

	Consumer Finance - 0.76%
29,316	American Express Co. (b)	1,316,288

	Diversified Consumer Services - 1.00%
43,736	Apollo Group, Inc. (a)	1,732,383

	Energy Equipment & Services - 3.73%
20,346	Baker Hughes, Inc.	939,171
31,749	Cameron International Corp. (a)(b)	1,318,853
12,146	Core Laboratories NV	1,091,075
35,425	Diamond Offshore Drilling, Inc. (b)	1,939,165
32,543	Oceaneering International, Inc.	1,150,070

		6,438,334

	Health Care Equipment & Supplies - 2.32%
6,845	Edwards Lifesciences Corp. (a)(b)	487,911
89,923	Hologic, Inc. (a)	1,367,729
5,918	Intuitive Surgical, Inc. (a)(b)	2,155,809

		4,011,449

	Health Care Providers & Services - 4.01%
33,717	AmerisourceBergen Corp. (b)	1,256,633
32,769	Cardinal Health, Inc. (b)	1,372,366
12,570	Laboratory Corporation of
	America Holdings (a)(b)	993,658

Number of Shares		Value

	Health Care Providers & Services (Continued)
71,653	UnitedHealth Group, Inc.	$3,304,636

		6,927,293

	Hotels, Restaurants & Leisure - 1.14%
9,886	Ctrip.com International,
	Ltd. - ADR (a)(b)	317,934
44,045	Starbucks Corp.	1,642,438

		1,960,372

	Industrial Conglomerates - 1.86%
153,150	General Electric Co.	2,334,006
21,721	Tyco International Ltd. - ADR	885,131

		3,219,137

	Internet & Catalog Retail - 2.07%
7,706	Amazon.com, Inc. (a)(b)	1,666,268
4,252	Priceline.com, Inc. (a)	1,911,104

		3,577,372
	Internet Software & Services - 4.75%
94,122	eBay, Inc. (a)	2,775,658
4,582	Google, Inc. (a)	2,356,889
66,316	IAC/InterActiveCorp (a)(b)	2,622,798
9,308	Sohu.com, Inc. (a)(b)	448,645

		8,203,990

	IT Services - 0.57%
15,786	Cognizant Technology Solutions
	Corp. (a)	989,782

	Life Sciences Tools & Services - 2.46%
58,290	Bruker Corp. (a)(b)	788,664
12,435	Life Technologies Corp. (a)	477,877
39,516	Waters Corp. (a)(b)	2,983,063

		4,249,604

	Machinery - 5.34%
41,784	Caterpillar, Inc. (b)	3,085,331
15,145	Cummins, Inc.	1,236,741
24,576	Dover Corp. (b)	1,145,242
23,888	Joy Global, Inc. (b)	1,490,133
35,726	Parker Hannifin Corp. (b)	2,255,382

		9,212,829

	Media - 3.45%
31,286	DIRECTV (a)(b)	1,321,833
103,357	News Corp. (b)	1,598,933
60,517	Omnicom Group, Inc. (b)	2,229,446
534,282	Sirius Xm Radio, Inc. (a)(b)	806,766

		5,956,978

See notes to financial statements.

GuideMarkSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Metals & Mining - 2.23%
15,726	Cliffs Natural Resources, Inc. (b)	$804,700
33,892	Freeport-McMoran Copper &
	Gold, Inc.	1,032,011
15,248	Rio Tinto Plc - ADR	672,132
24,409	Teck Resources Ltd.	712,499
10,339	Walter Energy, Inc. (b)	620,443

		3,841,785

	Oil & Gas - 6.57%
20,358	Anadarko Petroleum Corp.	1,283,572
13,546	BP Plc - ADR	488,604
43,245	Canadian Natural Resource
	Ltd. - ADR	1,265,781
54,631	Exxon Mobil Corp.	3,967,850
29,314	Occidental Petroleum Corp. (b)	2,095,951
57,338	Sandridge Energy, Inc. (a)(b)	318,799
108,142	Valero Energy Corp. (b)	1,922,765

		11,343,322

	Pharmaceuticals - 0.54%
18,151	Abbott Laboratories (b)	928,242

	Semiconductor & Semiconductor
	Equipment - 6.16%
164,111	Altera Corp. (b)	5,174,420
60,986	Analog Devices, Inc. (b)	1,905,812
160,996	Intersil Corp. (b)	1,656,649
69,316	Xilinx, Inc. (b)	1,902,031

		10,638,912

	Software - 12.50%
44,742	Adobe Systems, Inc. (a)	1,081,414
53,067	Autodesk, Inc. (a)	1,474,201
38,651	BMC Software, Inc. (a)	1,490,382
32,276	Check Point Software Technologies
	Ltd. - ADR (a)(b)	1,702,882
22,374	Citrix Systems, Inc. (a)	1,220,054
299,831	Microsoft Corp.	7,462,794
211,667	Oracle Corp.	6,083,310
25,385	Red Hat, Inc. (a)	1,072,770

		21,587,807

Number of Shares		Value

	Specialty Retail - 3.75%
16,068	Bed Bath & Beyond, Inc. (a)	$920,857
10,217	PetSmart, Inc.	435,755
24,755	Ross Stores, Inc. (b)	1,947,971
10,105	Sherwin Williams Co. (b)	751,003
22,760	The Buckle, Inc. (b)	875,350
27,659	The TJX Companies, Inc. (b)	1,534,245

		6,465,181

	Textiles, Apparel & Luxury Goods - 2.92%
28,508	Coach, Inc.	1,477,570
14,864	Deckers Outdoor Corp. (a)(b)	1,386,217
3,521	Fossil, Inc. (a)(b)	285,412
12,964	Lululemon Athletica, Inc. (a)(b)	630,698
9,743	Polo Ralph Lauren Corp. (b)	1,263,667

		5,043,564

	Wireless Telecommunication
	Services - 0.75%
50,767	Vodafone Group Plc - ADR (b)	1,302,174

	Total Common Stocks
	(Cost $177,203,983)	170,593,575

	SHORT TERM INVESTMENTS - 0.04%
	Money Market Funds - 0.04%
65,367	Federated Prime Obligations Fund
	Effective Yield, 0.13%	65,367

	Total Short Term Investments
	(Cost $65,367)	65,367

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 38.16%
	Money Market Funds - 38.12%
65,817,085	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	65,817,085
20,508	Reserve Primary Fund (c)	792

	Total Money Market Funds
	(Cost $65,834,777)	65,817,877

See notes to financial statements.

GuideMarkSM Large Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	Cash - 0.04%
$59,866	Cash	$59,866

	Total Cash (Cost $59,866)	59,866

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $65,894,643)	65,877,743

	Total Investments
	(Cost $243,163,993) - 137.00%	236,536,685
	Liabilities in Excess of
	Other Assets - (37.00)%	(63,883,568)

	TOTAL NET ASSETS - 100.00%	$172,653,117

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of September 30, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security was $792, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS - 96.52%
	Aerospace & Defense - 6.06%
18,800	Goodrich Corp. (b)	$2,268,784
45,100	Honeywell International, Inc.	1,980,341
30,900	ITT Corp. (b)	1,297,800
46,700	L-3 Communications Holdings, Inc. (b)	2,893,999
49,700	Raytheon Co.	2,031,239

		10,472,163

	Building Products - 0.70%
170,400	Masco Corp. (b)	1,213,248

	Capital Markets - 1.45%
34,200	Ameriprise Financial, Inc.	1,346,112
35,800	State Street Corp.	1,151,328

		2,497,440

	Commercial Banks - 4.16%
182,400	Fifth Third Bancorp (b)	1,842,240
67,600	PNC Financial Services Group, Inc.	3,257,644
86,600	Wells Fargo & Co.	2,088,792

		7,188,676

	Computers & Peripherals - 1.77%
17,500	International Business Machines Corp. (b)	3,063,025

	Consumer Finance - 8.28%
60,300	American Express Co. (b)	2,707,470
128,300	Capital One Financial Corp. (b)	5,084,529
119,400	Discover Financial Services	2,739,036
303,400	SLM Corp.	3,777,330

		14,308,365

	Containers & Packaging - 0.49%
29,900	Sonoco Products Co.	844,077

	Diversified Financial Services - 2.97%
186,500	Bank of America Corp.	1,141,380
70,980	Citigroup, Inc.	1,818,508
72,100	JPMorgan Chase & Co.	2,171,652

		5,131,540

	Diversified Telecommunication Services - 2.08%
83,600	AT&T, Inc. (b)	2,384,272
32,800	Verizon Communications, Inc. (b)	1,207,040

		3,591,312

Number of Shares		Value

	Electric Utilities - 0.96%
38,800	Pinnacle West Capital Corp.	$1,666,072

	Electrical Equipment - 0.76%
31,600	Emerson Electric Co.	1,305,396

	Electronic Equipment & Instruments - 1.92%
114,400	Corning, Inc.	1,413,984
93,800	Molex, Inc. (b)	1,910,706

		3,324,690

	Energy Equipment & Services - 1.20%
75,600	Seadrill Ltd.	2,081,268

	Food & Staples Retailing - 2.64%
72,600	CVS Caremark Corp. (b)	2,437,908
64,800	Walgreen Co.	2,131,272

		4,569,180

	Gas Utilities - 0.58%
15,300	Oneok, Inc.	1,010,412

	Health Care Equipment & Supplies - 2.97%
42,400	Baxter International, Inc.	2,380,336
82,900	Medtronic, Inc.	2,755,596

		5,135,932

	Health Care Providers & Services - 9.12%
50,400	Cardinal Health, Inc. (b)	2,110,752
46,800	CIGNA Corp.	1,962,792
86,500	Coventry Health Care, Inc. (a)	2,492,065
78,500	Omnicare, Inc. (b)	1,996,255
83,300	UnitedHealth Group, Inc.	3,841,796
51,400	Wellpoint, Inc.	3,355,392

		15,759,052

	Hotels, Restaurants & Leisure - 3.85%
89,700	Carnival Corp. - ADR (b)	2,717,910
156,600	International Game Technology	2,275,398
76,300	Royal Caribbean Cruises Ltd. (a)(b)	1,651,132

		6,644,440

	Household Durables - 2.50%
87,900	Stanley Black & Decker, Inc.	4,315,890

	Industrial Conglomerates - 1.78%
132,900	General Electric Co.	2,025,396
25,800	Tyco International Ltd. - ADR	1,051,350

		3,076,746

See notes to financial statements.

GuideMarkSM Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Insurance - 2.92%
15,300	Chubb Corp. (b)	$917,847
67,000	Willis Group Holdings Plc (b)	2,302,790
96,800	XL Group Plc	1,819,840

		5,040,477

	IT Services - 0.80%
90,300	The Western Union Co.	1,380,687

	Machinery - 2.99%
46,000	Eaton Corp.	1,633,000
57,400	Illinois Tool Works, Inc. (b)	2,387,840
25,100	SPX Corp.	1,137,281

		5,158,121

	Metals & Mining - 0.28%
51,200	Alcoa, Inc. (b)	489,984

	Multiline Retail - 0.58%
20,400	Target Corp.	1,000,416

	Multi-Utilities - 3.02%
101,900	CenterPoint Energy, Inc.	1,999,278
74,100	MDU Resources Group, Inc.	1,421,979
73,100	Xcel Energy, Inc. (b)	1,804,839

		5,226,096

	Office Electronics - 0.79%
197,000	Xerox Corp. (b)	1,373,090

	Oil & Gas - 9.70%
82,500	BP Plc - ADR (b)	2,975,775
16,800	Chevron Corp. (b)	1,554,336
49,800	ConocoPhillips	3,153,336
73,500	Marathon Oil Corp.	1,586,130
6,450	Marathon Petroleum Corp. (b)	174,537
31,600	Murphy Oil Corp. (b)	1,395,456
35,100	Occidental Petroleum Corp.	2,509,650
16,700	Royal Dutch Shell Plc - ADR	1,027,384
97,100	Spectra Energy Corp. (b)	2,381,863

		16,758,467

	Pharmaceuticals - 4.81%
50,400	Johnson & Johnson (b)	3,210,984
173,900	Pfizer, Inc.	3,074,552
33,500	Sanofi Aventis - ADR (b)	1,098,800
24,800	Teva Pharmaceutical Industries Ltd. - ADR	923,056

		8,307,392

Number of Shares		Value

	Professional Services - 0.57%
16,000	The Dun & Bradstreet Corp. (b)	$980,160

	Semiconductor & Semiconductor Equipment - 4.16%
147,100	Applied Materials, Inc. (b)	1,522,485
70,300	Intel Corp. (b)	1,499,499
64,900	Microchip Technology, Inc. (b)	2,019,039
80,800	Texas Instruments, Inc. (b)	2,153,320

		7,194,343

	Software - 1.34%
93,000	Microsoft Corp.	2,314,770

	Specialty Retail - 0.44%
27,400	Rent-A-Center, Inc.	752,130

	Textiles, Apparel & Luxury Goods - 1.06%
73,500	Hanesbrands, Inc. (a)(b)	1,838,235

	Thrifts & Mortgage Finance - 0.87%
126,700	New York Community Bancorp, Inc. (b)	1,507,730

	Tobacco - 5.37%
66,800	Altria Group, Inc.	1,790,908
17,500	Lorillard, Inc. (b)	1,937,250
59,100	Philip Morris International, Inc.	3,686,658
49,700	Reynolds American, Inc. (b)	1,862,756

		9,277,572

	Wireless Telecommunication Services - 0.58%
38,800	Vodafone Group Plc - ADR (b)	995,220

	Total Common Stocks
	(Cost $184,771,401)	166,793,814
	REAL ESTATE INVESTMENT TRUSTS - 1.88%
	Real Estate Investment Trusts - 1.88%
73,700	Annaly Capital Management, Inc. (b)	1,225,631
16,900	Essex Property Trust, Inc. (b)	2,028,676

	Total Real Estate Investment Trusts
	(Cost $3,211,485)	3,254,307

See notes to financial statements.

GuideMarkSM Large Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	SHORT TERM INVESTMENTS - 1.16%
	Money Market Funds - 1.16%
	Federated Prime Obligations Fund
2,003,994	Effective Yield, 0.13%	$2,003,994

	Total Short Term Investments
	(Cost $2,003,994)	2,003,994

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 40.31%
	Money Market Funds - 40.27%
69,592,842	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	69,592,842
23,460	Reserve Primary Fund (c)	906

	Total Money Market Funds
	(Cost $69,613,085)	69,593,748

Principal Amount		Value

	Cash - 0.04%
$63,300	Cash	$63,300

	Total Cash
	(Cost $63,300)	63,300

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $69,676,385)	69,657,048

	Total Investments
	(Cost $259,663,265) - 139.87%	241,709,163

	Liabilities in Excess of
	Other Assets - (39.87)%	(68,903,323)

	TOTAL NET ASSETS - 100.00%	$172,805,840

Percentages are stated as a percent of net assets. ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of September 30, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security is $906, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS - 94.10%
	Aerospace & Defense - 2.73%
19,880	BE Aerospace, Inc. (a)	$658,227
20,110	Triumph Group, Inc. (b)	980,161

		1,638,388

	Airlines - 0.47%
4,600	Copa Holdings SA (b)	281,842

	Auto Components - 3.87%
18,630	Autoliv, Inc. (b)	903,555
61,630	Dana Holding Corp. (a)(b)	647,115
30,200	Tenneco, Inc. (a)(b)	773,422

		2,324,092

	Beverages - 0.44%
14,700	Constellation Brands, Inc. (a)	264,600

	Biotechnology - 4.46%
37,900	Amarin Corp. Plc - ADR (a)	348,680
14,410	Biomarin Pharmaceutical, Inc. (a)(b)	459,247
64,380	Chelsea Therapeutics International
	Ltd. (a)(b)	234,987
56,870	Idenix Pharmaceuticals, Inc. (a)(b)	283,781
20,770	Onyx Pharmaceuticals, Inc. (a)	623,308
8,820	Pharmasset, Inc. (a)(b)	726,503

		2,676,506

	Capital Markets - 5.94%
39,040	FXCM, Inc. (b)	547,341
118,550	GFI Group, Inc.	476,571
61,900	Invesco Ltd.	960,069
50,060	Investment Technology Group (a)	490,087
104,670	MF Global Holdings Ltd. (a)(b)	432,287
26,380	Waddell & Reed Financial, Inc.	659,764

		3,566,119

	Chemicals - 3.48%
10,640	Airgas, Inc. (b)	679,045
12,120	Ashland, Inc.	534,977
1,830	CF Industries Holdings, Inc.	225,804
8,960	Innospec, Inc. (a)	216,921
12,850	Rockwood Holdings, Inc. (a)	432,916

		2,089,663

	Commercial Banks - 3.07%
41,580	FirstMerit Corp.	472,349
20,630	Iberiabank Corp. (b)	970,848
120,760	Regions Financial Corp.	402,130

		1,845,327

Number of Shares		Value

	Commercial Services & Supplies - 1.69%
11,790	Multi-Color Corp. (b)	$266,336
22,120	Waste Connections, Inc.	748,099

		1,014,435

	Communications Equipment - 2.24%
21,620	ADTRAN, Inc.	572,065
29,220	Ciena Corp. (a)	327,264
25,400	Finisar Corp. (a)(b)	445,516

		1,344,845

	Computers & Peripherals - 1.01%
23,600	Western Digital Corp. (a)	606,992

	Construction & Engineering - 0.92%
23,340	KBR, Inc.	551,524

	Consumer Finance - 1.79%
49,140	DFC Global Corp. (a)(b)	1,073,709

	Containers & Packaging - 1.00%
12,300	Rock-Tenn Co.	598,764

	Diversified Financial Services - 0.69%
29,680	Interactive Brokers Group, Inc.	413,442

	Diversified Telecommunication Services - 0.29%
12,770	Cogent Communications Group,
	Inc. (a)(b)	171,757

	Electric Utilities - 2.54%
46,520	AES Corp. (a)	454,035
25,630	Portland General Electric Co.	607,175
14,170	UIL Holdings Corp. (b)	466,618

		1,527,828

	Electrical Equipment - 0.85%
15,400	AMETEK, Inc.	507,738

	Energy Equipment & Services - 2.12%
8,450	Dril-Quip, Inc. (a)(b)	455,539
7,180	Oil States International, Inc. (a)(b)	365,606
10,820	Tidewater, Inc. (b)	454,981

		1,276,126

	Food Products - 1.24%
46,380	Chiquita Brands International,
	Inc. (a)(b)	386,809
84,570	Pilgrim’s Pride Corp. (a)(b)	361,114

		747,923

	Health Care Equipment & Supplies - 3.49%
6,840	Analogic Corp.	310,604
38,570	Conceptus, Inc. (a)	403,828

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Health Care Equipment & Supplies (Continued)
13,960	DENTSPLY International, Inc. (b)	$428,432
37,420	Hologic, Inc. (a)	569,158
8,090	Meridian Bioscience, Inc. (b)	127,337
3,020	Orthofix International NV (a)	104,220
3,650	Sirona Dental Systems, Inc. (a)	154,797

		2,098,376

	Health Care Providers & Services - 1.86%
8,250	Hanger Orthopedic Group, Inc. (a)	155,843
17,560	Omnicare, Inc. (b)	446,551
7,820	Universal Health Services, Inc.	265,880
6,580	Wellcare Health Plans, Inc. (a)	249,908

		1,118,182

	Hotels, Restaurants & Leisure - 2.06%
14,730	Darden Restaurants, Inc. (b)	629,707
21,290	Wyndham Worldwide Corp.	606,978

		1,236,685

	Household Products - 0.71%
18,020	Spectrum Brands Holdings,
	Inc. (a)	425,632

	Industrial Conglomerates - 1.70%
31,990	Carlisle Companies, Inc.	1,019,841

	Insurance - 3.78%
15,640	American Equity Investment Life
	Holding Co. (b)	136,850
20,780	Assurant, Inc.	743,924
32,250	Delphi Financial Group, Inc. (b)	694,020
22,600	Platinum Underwriters Holdings Ltd.	694,950

		2,269,744
	Internet Software & Services - 1.02%
6,930	Equinix, Inc. (a)(b)	615,592

	IT Services - 1.70%
35,400	Genpact Ltd. (a)	509,406
50,250	Sapient Corp. (a)	509,535

		1,018,941

	Leisure Equipment & Products - 0.48%
8,870	Hasbro, Inc.	289,251

	Life Sciences Tools & Services - 0.14%
16,190	Sequenom, Inc. (a)(b)	82,407

Number of Shares		Value

	Machinery - 6.06%
16,850	AGCO Corp. (a)	$582,505
28,400	Colfax Corp. (a)(b)	575,384
30,650	Commercial Vehicle Group, Inc. (a)	201,370
7,600	Flowserve Corp. (b)	562,400
22,500	Kennametal, Inc.	736,650
16,750	Navistar International Corp. (a)	538,010
11,150	Nordson Corp.	443,101

		3,639,420

	Media - 2.37%
83,730	Interpublic Group Cos., Inc.	602,856
70,030	Regal Entertainment Group (b)	822,152

		1,425,008

	Metals & Mining - 1.94%
6,710	Compass Minerals
	International, Inc.	448,094
5,310	Royal Gold, Inc. (b)	340,159
6,240	Walter Energy, Inc. (b)	374,462

		1,162,715

	Multiline Retail - 0.97%
11,430	Family Dollar Stores, Inc.	581,330

	Multi-Utilities - 2.21%
35,020	CMS Energy Corp. (b)	693,046
13,320	OGE Energy Corp.	636,563

		1,329,609

	Oil & Gas - 3.96%
10,150	Alpha Natural Resources, Inc. (a)	179,553
14,810	Berry Petroleum Co. (b)	523,978
17,110	Brigham Exploration Co. (a)	432,199
4,670	Concho Resources, Inc. (a)(b)	332,224
79,300	Kodiak Oil & Gas Corp. -
	ADR (a)(b)	413,153
8,150	SM Energy Co. (b)	494,297

		2,375,404

	Personal Products - 0.90%
13,290	Nu Skin Enterprises, Inc. (b)	538,511

	Pharmaceuticals - 1.19%
19,520	Medicis Pharmaceutical Corp. (b)	712,090

	Real Estate - 1.39%
16,080	Jones Lang Lasalle, Inc.	833,105

See notes to financial statements.

GuideMarkSM Small/Mid Cap Core Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Semiconductor & Semiconductor
	Equipment - 2.36%
102,940	Advanced Micro Devices, Inc. (a)(b)	$522,935
23,100	Avago Technologies Ltd. (b)	756,987
2,840	NetLogic Microsystems, Inc. (a)(b)	136,633

		1,416,555

	Software - 7.53%
18,100	Check Point Software
	Technologies Ltd. - ADR (a)(b)	954,956
95,000	Compuware Corp. (a)	727,700
62,540	Demandtec, Inc. (a)(b)	409,012
10,780	Pegasystems, Inc. (b)	329,976
15,650	Rovi Corp. (a)(b)	672,637
23,520	Solarwinds, Inc. (a)	517,910
25,900	Sourcefire, Inc. (a)(b)	693,084
19,400	Tangoe, Inc. (a)	219,414

		4,524,689

	Specialty Retail - 3.67%
25,560	Dicks Sporting Goods, Inc. (a)	855,238
24,980	Guess?, Inc.	711,680
10,480	Tiffany & Co.	637,393

		2,204,311

	Water Utilities - 1.13%
22,540	American Water Works Co., Inc.	680,257

	Wireless Telecommunication Services - 0.64%
4,220	NII Holdings, Inc. (a)	113,729
7,910	SBA Communications Corp. (a)	272,737

		386,466

	Total Common Stocks
	(Cost $67,322,054)	56,505,741

	REAL ESTATE
	INVESTMENT TRUSTS - 4.08%
	Real Estate Investment Trusts - 4.08%
39,900	Douglas Emmett, Inc. (b)	682,290
7,160	Essex Property Trust, Inc.	859,486
26,140	Post Properties, Inc. (b)	908,104

	Total Real Estate Investment Trusts
	(Cost $2,728,111)	2,449,880

Number of Shares		Value

	SHORT TERM INVESTMENTS - 1.70%
	Money Market Funds - 1.70%
	Federated Prime Obligations Fund
1,022,696	Effective Yield, 0.13%	$1,022,696

	Total Short Term Investments
	(Cost $1,022,696)	1,022,696

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 37.73%
	Money Market Funds - 37.70%
22,638,990	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	22,638,990
6,386	Reserve Primary Fund (c)	247

	Total Money Market Funds
	(Cost $22,644,497)	22,639,237

Principal Amount

	Cash - 0.03%
$20,592	Cash	20,592

	Total Cash
	(Cost $20,592)	20,592

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $22,665,089)	22,659,829

	Total Investments
	(Cost $93,737,950) - 137.61%	82,638,146
	Liabilities in Excess of
	Other Assets - (37.61)%	(22,585,018)

	TOTAL NET
	ASSETS - 100.00%	$60,053,128

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of September 30, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security is $247, which represents 0.00% of total net assets.

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS - 95.06%
	Argentina - 0.12%
6,910	YPF SA - ADR (b)	$236,391

	Australia - 5.96%
80,000	Australia and New Zealand Banking Group Ltd.	1,484,893
30,900	BHP Billiton Ltd.	1,023,111
33,510	Commonwealth Bank of Australia	1,457,335
27,130	CSL Ltd.	770,202
120,500	Fortescue Metals Group Ltd.	503,331
15,480	Macquarie Group Ltd.	334,769
273,170	MAp Group	845,855
23,200	Medusa Mining Ltd.	151,850
37,140	Newcrest Mining Ltd.	1,224,175
51,410	Oil Search Ltd.	277,139
44,200	Origin Energy Ltd.	565,585
22,275	QBE Insurance Group Ltd.	273,542
2,990	Rio Tinto Ltd.	175,134
44,620	Suncorp Group Ltd.	339,720
128,460	Telstra Corp. Ltd.	382,582
121,570	Treasury Wine Estates Ltd.	455,279
19,102	Wesfarmers Ltd.	577,158
97,730	Westfield Group (a)	724,735
5,700	Worleyparsons Ltd.	142,224

		11,708,619

	Austria - 0.12%
8,260	Verbund AG	237,723

	Belgium - 1.02%
126,100	Ageas	217,160
13,800	Anheuser-Busch InBev NV	732,490
9,840	KBC Groep NV	227,016
22,910	Umicore SA	830,545

		2,007,211

	Bermuda - 0.29%
403,000	COSCO Pacific Ltd.	445,820
122,000	Noble Group Ltd.	121,715
		567,535

	Brazil - 2.36%
36,900	Banco Bradesco SA	443,526
49,950	Banco do Estado do Rio Grande do Sul	419,471
24,400	BM&FBovespa SA	112,510

Number of Shares		Value

	Brazil (Continued)
26,200	Cia de Saneamento Basico do Estado de Sao Paulo	$609,487
58,200	Drogasil SA	346,368
19,800	Iguatemi Empresa de Shopping Centers SA	328,026
16,800	Marisa Lojas SA	193,800
38,600	OGX Petroleo e Gas Participacoes SA (a)	237,933
64,500	PDG Realty SA Empreendimentos e Participacoes	207,882
63,400	Petroleo Brasileiro SA	703,040
17,310	Telecomunicacoes de Sao Paulo SA (a)	457,549
70,190	Tim Participacoes SA	324,026
10,759	Tim Participacoes SA - ADR (b)	253,482

		4,637,100

	Canada - 8.42%
20,300	Alimentation Couche Tard, Inc. (a)	569,539
22,900	Bank of Montreal (a)	1,282,129
38,100	Bombardier, Inc. - Class B (a)	133,435
25,900	Brookfield Office Properties, Inc. (a)	358,136
25,000	Canadian Oil Sands Ltd. (a)	486,449
5,900	Cenovus Energy, Inc. (a)	181,690
20,100	Dollarama, Inc. (a)	696,278
14,700	Eldorado Gold Corp. (a)	253,206
50,000	European Goldfields Ltd. (a)	396,507
30,900	First Quantum Minerals Ltd.	411,351
2,800	Goldcorp, Inc. (a)	128,444
24,200	Goldcorp, Inc. - ADR	1,104,488
19,500	Industrial Alliance Insurance & Financial Services, Inc. (a)	576,124
11,300	Intact Financial Corp. (a)	620,373
13,600	Manulife Financial Corp. (a)	154,961
5,200	National Bank of Canada	346,816
7,616	NovaTek OAO (a)	874,381
11,400	Open Text Corp. (a)	595,946
26,600	Petrominerales Ltd. (a)	522,913
1,700	Potash Corp. of Saskatchewan, Inc. (a)	73,814
16,600	Potash Corp. of Saskatchewan, Inc. - ADR	717,452

6,800	Research In Motion Ltd. (a)	138,609
11,600	Rogers Communications, Inc.	396,836
1,600	Rogers Communications, Inc. - Class B	54,769

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Canada (Continued)
16,800	Silver Wheaton Corp. (a)	$496,032
46,100	Suncor Energy, Inc. (a)	1,177,246
60,000	Talisman Energy, Inc. (a)	737,475
25,600	Toronto-Dominion Bank (a)	1,822,220
21,500	TransCanada Corp. (a)	872,803
10,100	Valeant Pharmaceuticals International, Inc. (a)	376,473

		16,556,895

	Cayman Islands - 1.01%
4,100	Baidu, Inc. - ADR (a)(b)	438,331
122,000	China Mengniu Dairy Co. Ltd.	373,283
91,000	Lifestyle International Holdings Ltd.	230,864
223,000	Sands China Ltd. (a)	521,748
20,000	Tencent Holdings Ltd.	414,842

		1,979,068

	Chile - 0.13%
72,700	Empresas CMPC SA	250,592

	China - 0.72%
194,000	Anhui Expressway Co.	97,624
1,300,000	China Construction Bank Corp.	786,286
57,000	Jiangxi Copper Co.	98,909
19,000	Ping An Insurance Group Co.	106,235
10,800	Yantai Changyu Pioneer Wine Co. Ltd. - Class B (a)	115,965

126,000	Zhaojin Mining Industry Co. Ltd.	209,596

		1,414,615

	Czech Republic - 0.19%
2,000	Komercni Banka AS	370,939

		370,939

	Denmark - 1.24%
3,465	Carlsberg A/S	205,333
40,775	Danske Bank A/S (a)	570,287
13,645	Novo Nordisk A/S	1,360,873
4,000	William Demant Holding A/S (a)	300,871

		2,437,364

	Finland - 0.27%
21,300	Sampo OYJ	535,001

Number of Shares		Value

	France - 5.82%
6,995	Air Liquide SA	$816,845
70,090	Alcatel-Lucent (a)	203,225
17,360	Alstom SA	571,811
4,200	Arkema SA	243,217
35,850	AXA SA	466,403
24,050	BNP Paribas SA	948,111
9,105	Cap Gemini SA	302,727
2,425	Christian Dior SA	271,507
2,900	Cie Generale d’Optique Essilor International SA	208,547
19,100	Danone	1,174,137
3,980	Iliad SA	444,623
5,760	LVMH Moet Hennessy Louis Vuitton SA	760,320
4,850	PPR	626,915
14,830	Safran SA	453,662
31,026	Sanofi-Aventis SA	2,040,786
11,020	Schneider Electric SA	589,740
26,643	Societe Generale SA	697,453
1,600	Vallourec SA	91,627
12,480	Vinci SA	535,290

		11,446,946

	Germany - 5.51%
6,200	Adidas AG	377,306
8,580	Allianz SE	804,195
11,890	Bayer AG	656,134
8,540	Bayerische Motoren Werke AG	564,162
10,300	Deutsche Boerse AG (a)	520,927
76,700	Deutsche Telekom AG	900,291
15,300	E.ON AG	331,949
9,680	GEA Group AG	225,957
6,972	HeidelbergCement AG	253,287
5,600	K&S AG	296,952
10,720	Lanxess AG	514,236
5,124	Linde AG	685,658
3,035	MAN SE	235,262
17,800	ProSiebenSat.1 Media AG	312,984
25,462	SAP AG	1,295,561
14,860	Siemens AG	1,336,957
14,050	ThyssenKrupp AG	345,227
8,364	Volkswagen AG	1,103,780
725	Wacker Chemie AG	64,365

		10,825,190

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Hong Kong - 3.61%
134,200	AIA Group Ltd.	$380,046
221,000	Belle International Holdings Ltd.	381,003
40,000	Cheung Kong Holdings Ltd.	433,625
59,000	Cheung Kong Infrastructure Holdings Ltd.	343,727
492,000	China Medical System Holdings Ltd.	327,267
80,136	China Merchants Holdings International Co. Ltd.	214,862
296,000	China Telecom Corp.	185,363
456,000	China Unicom Hong Kong Ltd.	927,100
71,000	China Yurun Food Group Ltd.	75,099
384,000	CNOOC Ltd.	617,432
64,000	Henderson Land Development Co. Ltd.	287,334
77,000	Hongkong Electric Holdings Ltd.	589,120
233,000	Huabao International Holdings Ltd.	189,604
42,000	Hutchison Whampoa Ltd.	310,819
1,110,000	Industrial & Commercial Bank of China	536,005
138,000	Kunlun Energy Co Ltd	189,908
34,000	Swire Pacific Ltd.	349,346
850,000	TCC International Holdings Ltd.	310,618
90,000	Wharf Holdings Ltd.	444,031

		7,092,309

	Indonesia - 0.77%
670,000	Bank Mandiri Tbk PT	473,684
727,000	Bank Rakyat Indonesia Persero Tbk PT	476,017
347,000	Indosat Tbk PT	205,258
1,630,000	Tower Bersama Infrastructure Tbk PT	367,605

		1,522,564

	Israel - 0.17%
40,740	Mizrahi Tefahot Bank Ltd.	334,654

	Italy - 1.35%
71,400	Enel S.p.A.	315,174
28,400	Eni S.p.A.	499,632
55,340	Fiat Industrial S.p.A. (a)	413,511
22,100	Pirelli & Co. S.p.A.	157,195
36,040	Saipem S.p.A.	1,264,906

		2,650,418

Number of Shares		Value

	Japan - 15.83%
7,600	ABC-Mart, Inc.	$292,146
17,000	Air Water, Inc.	210,126
7,500	Aisin Seiki Co. Ltd.	249,716
36,000	Asahi Glass Co. Ltd.	351,476
52,000	Asahi Kasei Corp.	311,643
15,600	Astellas Pharma, Inc.	588,852
23,200	Bridgestone Corp.	526,401
10,600	Canon, Inc.	481,304
24,000	Chiyoda Corp.	233,981
20,100	Chubu Electric Power Co., Inc.	376,456
11,000	Coca-Cola West Co. Ltd.	211,001
92	CyberAgent, Inc.	245,715
11,000	Daihatsu Motor Co.	199,596
6,800	Dena Co. Ltd.	284,862
12,600	Denso Corp.	405,054
23,100	Elpida Memory, Inc. (a)	144,482
5,200	FANUC Corp.	716,279
31,000	Fuji Heavy Industries Ltd.	182,017
6,700	FUJIFILM Holdings Corp.	155,711
28,000	Fujitsu Ltd.	132,044
13,000	Gree, Inc.	396,466
2,500	Hirose Electric Co. Ltd.	232,408
9,000	Hitachi High-Technologies Corp.	180,603
63,000	Hitachi Ltd.	312,736
16,000	Hitachi Metals Ltd.	184,244
33,900	Honda Motor Co. Ltd.	993,096
17,200	Hoya Corp.	398,774
55	Inpex Corp.	337,760
50,300	ITOCHU Corp.	480,658
242	Japan Tobacco, Inc.	1,131,969
17,000	JS Group Corp.	475,912
20,400	JSR Corp.	350,997
31,000	Kamigumi Co. Ltd.	276,708
98	KDDI Corp.	674,667
17,000	Kubota Corp.	138,636
2,800	Lawson, Inc.	158,494
6,800	Makita Corp.	242,031
45,000	Marubeni Corp.	251,278
24,000	Mitsubishi Chemical Holdings Corp.	162,763
35,900	Mitsubishi Corp.	730,911
25,000	Mitsubishi Electric Corp.	221,447
31,000	Mitsubishi Estate Co. Ltd.	502,839
10,000	Mitsubishi Tanabe Pharma Corp.	185,915
155,000	Mitsubishi UFJ Financial Group, Inc.	711,396

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Japan (Continued)
4,850	Mitsubishi UFJ Lease & Finance Co. Ltd.	$193,609
44,400	Mitsui & Co. Ltd.	643,146
57,000	Mitsui Chemicals, Inc.	190,653
27,000	Mitsui Fudosan Co., Ltd.	426,524
17,000	NHK Spring Co. Ltd.	150,209
9,000	Nikon Corp.	212,301
9,000	Nippon Electric Glass Co. Ltd.	81,783
14,800	Nippon Telegraph & Telephone Corp.	709,041
5,900	Nitto Denko Corp.	232,204
5,500	NKSJ Holdings, Inc.	122,097
9,700	NOK Corp.	175,487
25,000	NSK Ltd.	183,724
178	NTT DoCoMo, Inc.	324,325
58,000	Obayashi Corp.	286,489
7,380	ORIX Corp.	579,237
9,900	Panasonic Corp.	95,686
39,750	Promise Co. Ltd. (a)	333,267
566	Rakuten, Inc.	659,416
20,000	Rohto Pharmaceutical Co. Ltd.	261,216
40,000	Sekisui House Ltd.	374,813
24,300	Seven & I Holdings Co. Ltd.	681,131
3,000	Shimano, Inc.	158,793
10,700	Shin-Etsu Chemical Co. Ltd.	524,874
2,400	SMC Corp.	350,789
18,800	Softbank Corp.	550,089
21,000	Sony Financial Holdings, Inc.	320,622
10,600	Start Today Co. Ltd.	229,679
22,000	Sumitomo Heavy Industries Ltd.	112,505
56,100	Sumitomo Mitsui Financial Group, Inc.	1,580,650
17,200	T&D Holdings, Inc.	162,050
18,700	Takeda Pharmaceutical Co., Ltd.	886,908
6,300	TDK Corp.	219,766
5,900	Terumo Corp.	307,062
5,200	Tokyo Electron Ltd.	235,871
54,000	Tokyu Corp.	271,359
26,000	Toray Industries, Inc.	182,082
102,000	Toshiba Corp.	416,104
6,700	Toyo Seikan Kaisha Ltd.	101,396
7,000	Toyo Suisan Kaisha Ltd.	191,975
36,100	Toyota Motor Corp.	1,237,479
40,000	Ube Industries Ltd.	132,930

		31,120,911

Number of Shares		Value

	Jersey - 1.24%
104,760	Resolution Ltd.	$401,428
50,740	Shire Plc	1,582,311
27,740	United Business Media Ltd.	192,885
10,600	Wolseley Plc	263,007

		2,439,631

	Luxembourg - 0.19%
18,260	Ternium SA - ADR (b)	380,356

	Malaysia - 0.38%
310,500	Axiata Group Berhad	444,094
199,000	IJM Corp. Berhad	309,574

		753,668

	Mexico - 0.64%
423,200	America Movil SAB de CV	467,189
85,800	Grupo Modelo SAB de CV	484,914
133,300	Wal-Mart de Mexico SAB de CV	305,654

		1,257,757

	Netherlands - 2.45%
138,800	Aegon NV (a)	562,607
3,900	Akzo Nobel NV	172,097
6,200	ASML Holding NV	214,386
7,760	Gemalto NV	369,012
111,000	ING Groep NV (a)	782,976
30,016	Koninklijke Philips Electronics NV	538,545
32,500	Reed Elsevier NV	357,386
57,549	Unilever NV	1,821,615

		4,818,624

	Nigeria - 0.08%
39,265	Guaranty Trust Bank Plc - ADR (a)	157,661
	Norway - 0.99%
23,280	Aker Solutions ASA	223,007
2,380	Kvaerner Asa (a)	3,150
79,400	Storebrand ASA	399,630
72,420	Telenor ASA	1,116,949
5,270	Yara International ASA	201,054

		1,943,790

	Peru - 0.16%
8,240	Cia de Minas Buenaventura SA - ADR (b)	310,978

	Portugal - 0.30%
32,000	Galp Energia SGPS SA	584,383

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Republic of Korea - 4.12%
32,150	Hynix Semiconductor, Inc.	$567,322
3,300	Hyundai Department Store Co. Ltd.	461,718
7,354	Hyundai Motor Co.	1,285,610
9,510	Kia Motors Corp.	567,102
53,570	Korean Reinsurance Co.	614,885
1,358	LG Household & Health Care Ltd.	610,455
1,000	Orion Corp.	437,163
2,528	POSCO	779,039
2,237	Samsung Electronics Co. Ltd.	1,562,000
3,200	Samsung Engineering Co. Ltd.	617,814
17,320	Shinhan Financial Group Co. Ltd.	603,890

		8,106,998

	Russian Federation - 1.18%
11,800	Gazprom OAO (a)	114,342
61,370	Gazprom OAO - ADR (a)	586,083
4,910	Lukoil OAO (a)(c)	238,135
211,540	Sberbank of Russia (a)	457,655
13,670	Sistema JSFC (a)	190,104
229,920	TNK-BP Holding (a)	578,907
4,470	Uralkali OJSC (a)	152,562

		2,317,788

	Singapore - 0.96%
60,000	DBS Group Holdings Ltd.	538,023
39,500	Keppel Corp. Ltd.	231,638
80,000	Keppel Land Ltd.	156,260
195,000	Singapore Telecommunications Ltd.	470,053
38,581	United Overseas Bank Ltd.	496,105

		1,892,079

	South Africa - 1.47%
57,230	African Bank Investments Ltd.	232,805
31,060	AngloGold Ashanti Ltd.	1,287,713
11,390	Naspers Ltd.	491,880
9,900	Shoprite Holdings Ltd.	138,628
30,100	The Foschini Group Ltd.	315,613
16,100	Tiger Brands Ltd.	417,332

		2,883,971

	Spain - 1.34%
91,371	Banco Bilbao Vizcaya Argentaria SA	756,518
57,140	Banco Santander Central Hispano SA	467,169
20,400	Gas Natural SDG SA	346,903
12,540	Inditex SA	1,070,478

		2,641,068

Number of Shares		Value

	Sweden - 1.02%
18,500	Assa Abloy AB	$380,628
17,400	Elekta AB	654,580
1,605	Modern Times Group AB	64,315
95,210	Telefonaktiebolaget LM Ericsson	914,208

		2,013,731

	Switzerland - 6.02%
18,043	Cie Financiere Richemont SA	803,732
6,305	Kuehne & Nagel International AG	707,629
71,356	Nestle SA	3,928,341
14,300	Roche Holding AG	2,309,623
3,885	Schindler Holding AG	411,825
3,758	Swisscom AG	1,528,873
19,165	Transocean Ltd.	924,029
105,810	UBS AG (a)	1,210,315

		11,824,367

	Taiwan - 1.72%
498,359	Advanced Semiconductor Engineering, Inc.	424,910
132,000	Catcher Technology Co. Ltd.	755,754
191,000	Formosa Plastics Corp.	503,506
81,500	Hon Hai Precision Industry Co. Ltd.	181,617
16,800	HTC Corp.	368,876
506,000	Taiwan Semiconductor Manufacturing Co. Ltd.	1,138,885

		3,373,548

	Taiwan, Province of China - 0.24%
68,000	Nan Ya Plastics Corp.	146,015
120,600	Taiwan Mobile Co. (c)	327,971

		473,986

	Thailand - 1.33%
39,100	Bangkok Bank	184,904
47,950	Banpu Pcl	803,302
174,000	CP ALL Pcl	267,097
86,000	PTT Chemical Pcl	271,676
11,400	Siam Cement Pcl	113,636
78,200	Siam Commercial Bank Pcl (a)	264,507
297,700	Total Access Communication Pcl	704,126

		2,609,248

	Turkey - 0.48%
70,511	Aygaz AS	363,221
79,900	Turkiye Garanti Bankasi AS	309,197
139,680	Turkiye Vakiflar Bankasi Tao	278,425

		950,843

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	United Kingdom - 13.84%
16,490	AMEC Plc	$208,070
25,340	Anglo American Plc	871,978
46,530	ARM Holdings Plc	397,909
108,900	Aviva Plc	512,145
431,960	Barclays Plc	1,059,324
86,450	BG Group Plc	1,654,539
3,468	BHP Billiton Plc	92,644
132,546	BP Plc	794,706
43,500	British American Tobacco Plc	1,836,807
46,740	British Sky Broadcasting Group Plc	481,384
137,200	BT Group Plc	367,742
20,780	Burberry Group Plc	377,351
80,900	Carphone Warehouse Group Plc	424,916
55,400	Diageo Plc	1,056,295
28,900	Experian Plc	324,423
67,060	GlaxoSmithKline Plc	1,383,794
260,000	HSBC Holdings Plc	1,991,425
30,300	ICAP Plc	193,136
22,660	IG Group Holdings Plc	157,037
165,490	International Power Plc	785,595
223,100	ITV Plc (a)	204,055
23,983	Johnson Matthey Plc	588,269
912,500	Lloyds Banking Group Plc (a)	489,882
115,030	National Grid Plc	1,140,182
2,500	Next Plc	98,012
15,460	Pearson Plc	272,702
6,623	Rio Tinto Plc	293,719
36,800	Rolls-Royce Holdings Plc (a)	338,294
115,320	Royal Dutch Shell Plc	3,571,664
15,589	SABMiller Plc	508,656
21,100	Smith & Nephew Plc	189,803
196,070	TalkTalk Telecom Group Plc	383,738
32,640	Unilever Plc	1,022,423
870,790	Vodafone Group Plc	2,244,279
48,200	William Hill Plc	169,065
57,810	Xstrata Plc	730,009

		27,215,972

	Total Common Stocks
	(Cost $226,148,759)	186,882,492

Number of Shares		Value

	INVESTMENT COMPANIES - 1.85%
	Exchange Traded Funds - 1.85%
200,000	PowerShares India Portfolio	$3,644,000

	Total Investment Companies
	(Cost $4,840,940)	3,644,000

	PREFERRED STOCKS - 1.24%
	Brazil - 1.24%
27,300	Banco Bradesco SA	400,008
29,700	Itau Unibanco Holding SA	458,867
51,300	Marcopolo SA	188,257
29,100	Petroleo Brasileiro SA	295,604
52,300	Vale SA	1,090,366

	Total Preferred Stocks
	(Cost $3,430,498)	2,433,102

	REAL ESTATE INVESTMENT TRUSTS - 0.56%
	France - 0.31%
3,400	Unibail-Rodamco SE	606,683

	United Kingdom - 0.25%
55,775	British Land Co. Plc	410,833
17,500	Capital Shopping Centres Group Plc	88,737

		499,570

	Total Real Estate Investment Trusts
	(Cost $1,285,866)	1,106,253

	RIGHTS - 0.01%
	Spain - 0.01%
91,371	Banco Bilbao Vizcaya Argentaria SA	13,466

	Total Rights (Cost $0)	13,466

	SHORT TERM INVESTMENTS - 1.72%
	Money Market Funds - 1.72%
3,371,563	Federated Prime Obligations Fund
	Effective Yield, 0.13%	3,371,563

	Total Short Term Investments
	(Cost $3,371,563)	3,371,563

See notes to financial statements.

GuideMarkSM World ex-US Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 0.67%
	Money Market Funds - 0.67%
1,305,732	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	$1,305,732
5,588	Reserve Primary Fund (c)	216

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,310,555)	1,305,948

	Total Investments
	(Cost $240,388,181) - 101.10%	198,756,824
	Liabilities in Excess of Other
	Assets - (1.10)%	(2,168,346)

	TOTAL NET ASSETS - 100.00%	$196,588,478

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or portion of this security is on loan.
(c)	As of September 30, 2011, the Fund has fair valued these securities and deemed them illiquid. The aggregate value of these securities was $566,322, which represents 0.29% of total net assets.

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS - 91.17%
	Aerospace & Defense - 5.26%
17,810	BE Aerospace, Inc. (a)(b)	$589,689
21,220	Hexcel Corp. (a)(b)	470,235
37,000	ITT Corp.	1,554,000
5,295	Precision Castparts Corp. (b)	823,161
61,000	Textron, Inc. (b)	1,076,040
35,935	United Technologies Corp.	2,528,387

		7,041,512

	Air Freight & Logistics - 0.87%
13,469	Expeditors International of
	Washington, Inc.	546,168
9,170	Fedex Corp.	620,626

		1,166,794

	Airlines - 1.21%
200,890	Southwest Airlines Co.	1,615,156

	Auto Components - 0.45%
23,390	Tenneco, Inc. (a)(b)	599,018

	Automobiles - 0.46%
23,127	General Motors Co. (a)(b)	466,703
6,061	Tesla Motors, Inc. (a)(b)	147,828

		614,531

	Beverages - 0.84%
18,190	PepsiCo, Inc.	1,125,961

	Biotechnology - 1.68%
16,170	Celgene Corp. (a)(b)	1,001,246
15,340	Gilead Sciences, Inc. (a)(b)	595,192
14,800	Vertex Pharmaceuticals, Inc. (a)(b)	659,192

		2,255,630

	Capital Markets - 0.13%
14,224	Jefferies Group, Inc. (b)	176,520

	Chemicals - 2.46%
17,500	Air Products and Chemicals, Inc.	1,336,475
14,800	Celanese Corp. (b)	481,444
9,230	International Flavors &
	Fragrances, Inc.	518,911
18,890	The Dow Chemical Co.	424,269
15,710	Westlake Chemical Corp. (b)	538,539

		3,299,638

Number of Shares		Value

	Commercial Banks - 5.35%
43,517	BB&T Corp. (b)	$928,218
14,722	City National Corp. (b)	555,903
16,124	Columbia Banking System, Inc.	230,896
105,565	First Horizon National Corp. (b)	629,167
58,605	Fulton Financial Corp.	448,328
27,291	PNC Financial Services Group, Inc.	1,315,153
59,570	U.S. Bancorp (b)	1,402,278
68,705	Wells Fargo & Co.	1,657,164

		7,167,107

	Communications Equipment - 2.38%
76,610	Cisco Systems, Inc.	1,186,689
31,000	Motorola Solutions, Inc. (a)	1,298,900
14,340	Qualcomm, Inc.	697,354

		3,182,943

	Computers & Peripherals - 2.55%
7,579	Apple, Inc. (a)	2,888,963
24,950	EMC Corp. (a)(b)	523,701

		3,412,664

	Containers & Packaging - 0.28%
8,680	Greif, Inc.	372,285

	Diversified Financial Services - 2.47%
153,000	Bank of America Corp.	936,360
38,000	Citigroup, Inc. (b)	973,560
46,220	JPMorgan Chase & Co.	1,392,146

		3,302,066

	Electrical Equipment - 1.05%
7,687	Roper Industries, Inc.	529,711
32,971	Sensata Technologies Holding NV (a)	872,413

		1,402,124

	Energy Equipment & Services - 2.01%
27,115	Exterran Holdings, Inc. (a)(b)	263,558
28,572	Halliburton Co.	872,018
22,761	National Oilwell Varco, Inc. (b)	1,165,818
31,800	Weatherford International Ltd. (a)(b)	388,278

		2,689,672

	Food & Staples Retailing - 2.25%
73,240	Sysco Corp. (b)	1,896,916
21,505	Wal-Mart Stores, Inc. (b)	1,116,109

		3,013,025

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Food Products - 3.87%
86,100	Conagra Foods, Inc.	$2,085,342
44,915	General Mills, Inc. (b)	1,727,880
1,385	Green Mountain Coffee Roasters,
	Inc. (a)(b)	128,722
9,590	Hershey Co. (b)	568,111
8,825	Ralcorp Holdings, Inc. (a)	676,966

		5,187,021

	Health Care Equipment & Supplies - 5.06%
30,445	Baxter International, Inc.	1,709,182
52,300	Carefusion Corp. (a)	1,252,585
21,820	DENTSPLY International, Inc. (b)	669,656
13,620	Hill-Rom Holdings, Inc. (b)	408,872
3,067	Intuitive Surgical, Inc. (a)(b)	1,117,247
48,745	Medtronic, Inc.	1,620,284

		6,777,826

	Health Care Providers & Services - 1.17%
34,110	UnitedHealth Group, Inc.	1,573,153
	Hotels, Restaurants & Leisure - 3.08%
866	Chipotle Mexican Grill, Inc. (a)(b)	262,355
12,705	McDonald’s Corp.	1,115,753
5,882	Panera Bread Co. (a)	611,375
15,840	Penn National Gaming, Inc. (a)	527,314
6,785	Vail Resorts, Inc. (b)	256,405
130,299	Wendys Co. (b)	598,072
6,530	Wynn Resorts Ltd.	751,472

		4,122,746

	Household Products - 1.05%
22,195	Procter & Gamble Co. (b)	1,402,280

	Industrial Conglomerates - 2.17%
14,425	3M Co. (b)	1,035,571
122,900	General Electric Co. (b)	1,872,996

		2,908,567

	Insurance - 4.57%
26,075	Arch Capital Group Ltd. (a)	852,001
32,440	Assurant, Inc.	1,161,352
149,540	Assured Guaranty Ltd. (b)	1,643,445
40,660	Prudential Financial, Inc.	1,905,327
11,390	Travelers Companies, Inc.	555,035

		6,117,160

Number of Shares		Value

	Internet & Catalog Retail - 0.89%
2,947	Amazon.com, Inc. (a)(b)	$637,230
4,968	Homeaway, Inc. (a)(b)	167,024
849	Priceline.com, Inc. (a)	381,591

		1,185,845

	Internet Content/Information - 0.16%
13,676	Bankrate, Inc. (a)	208,012

	Internet Software & Services - 0.93%
1,540	Google, Inc. (a)	792,145
5,400	Mercadolibre, Inc. (b)	290,250
3,552	OpenTable, Inc. (a)(b)	163,428

		1,245,823

	IT Services - 2.13%
6,980	Alliance Data Systems Corp. (a)(b)	647,046
9,630	International Business Machines
	Corp. (b)	1,685,539
1,650	Mastercard, Inc. (b)	523,314

		2,855,899

	Machinery - 3.04%
12,070	Danaher Corp.	506,216
31,890	Dover Corp.	1,486,074
15,700	Idex Corp. (b)	489,212
25,265	Illinois Tool Works, Inc. (b)	1,051,024
8,460	Parker Hannifin Corp.	534,080

		4,066,606

	Media - 0.78%
46,000	The Madison Square Garden Co. (a)	1,048,800

	Metals & Mining - 3.40%
37,000	Anglogold Ashanti Ltd. - ADR (b)	1,530,320
48,000	Newmont Mining Corp. (b)	3,019,200

		4,549,520

	Multiline Retail - 0.37%
10,890	Nordstrom, Inc.	497,455

	Oil, Gas & Consumable Fuels - 10.56%
5,532	Amyris, Inc. (a)(b)	111,968
15,015	Anadarko Petroleum Corp.	946,696
21,035	Apache Corp. (b)	1,687,848
40,100	BP Plc - ADR (b)	1,446,407
22,160	Cimarex Energy Co.	1,234,312
50,600	Devon Energy Corp. (b)	2,805,264
32,572	Occidental Petroleum Corp. (b)	2,328,898
57,000	Plains Exploration & Production
	Co. (a)	1,294,470

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
40,000	QEP Resources, Inc.	$1,082,800
6,000	Solazyme, Inc. (a)(b)	57,660
14,830	Southwestern Energy Co. (a)(b)	494,284
33,340	Tesoro Corp. (a)	649,130

		14,139,737

	Pharmaceuticals - 5.00%
26,795	Abbott Laboratories (b)	1,370,296
22,085	Johnson & Johnson (b)	1,407,035
43,320	Merck & Co, Inc. (b)	1,416,997
65,100	Mylan, Inc. (a)(b)	1,106,700
78,570	Pfizer, Inc.	1,389,118

		6,690,146

	Real Estate Management & Development - 0.16%
4,167	Jones Lang Lasalle, Inc.	215,892

	Road & Rail - 0.40%
42,010	Avis Budget Group, Inc. (a)(b)	406,237
6,994	Zipcar, Inc. (a)(b)	125,892

		532,129

	Semiconductors & Semiconductor
	Equipment - 0.87%
10,750	Atmi, Inc. (a)	170,065
16,010	Broadcom Corp.	532,973
17,210	Cavium, Inc. (a)(b)	464,842

		1,167,880

	Software - 4.79%
8,100	Ansys, Inc. (a)(b)	397,224
10,550	Autodesk, Inc. (a)(b)	293,079
10,470	Check Point Software Technologies
	Ltd. (a)(b)	552,397
9,630	Citrix Systems, Inc. (a)	525,124
15,222	Informatica Corp. (a)(b)	623,341
63,855	Microsoft Corp.	1,589,351
14,080	NICE Systems Ltd. - ADR (a)	427,328
25,430	Nuance Communications, Inc. (a)(b)	517,755
23,910	Oracle Corp. (b)	687,173
18,959	Red Hat, Inc. (a)	801,207

		6,413,979

Number of Shares		Value

	Specialty Retail - 2.98%
16,985	Carmax, Inc. (a)	$405,092
16,405	Ross Stores, Inc.	1,290,910
10,797	Rue21, Inc. (a)(b)	244,984
11,475	Ulta Salon, Cosmetics & Fragrance,
	Inc. (a)	714,089
43,581	Williams Sonoma, Inc.	1,341,859

		3,996,934

	Textiles, Apparel & Luxury Goods - 1.01%
14,842	Compagnie Financiere Richemont SA	661,142
5,324	Polo Ralph Lauren Corp. (b)	690,523

		1,351,665

	Thrifts & Mortgage Finance - 0.92%
104,219	First Niagara Financial Group, Inc. (b)	953,604
149,000	MGIC Investment Corp. (a)(b)	278,630

		1,232,234

	Transportation Infrastructure - 0.11%
13,850	Wesco Aircraft Holdings, Inc. (a)	151,380

	Total Common Stocks
	(Cost $147,700,727)	122,075,335

	REAL ESTATE INVESTMENT TRUSTS - 0.29%
	Real Estate Investment Trusts - 0.29%
12,171	Colony Financial, Inc. (b)	157,249
41,075	iStar Financial, Inc. (a)(b)	239,057

	Total Real Estate Investment Trusts
	(Cost $549,090)	396,306

	SHORT TERM INVESTMENTS - 8.64%
	Money Market Funds - 8.64%
11,564,043	Federated Prime Obligations Fund
	Effective Yield, 0.13%	11,564,043

	Total Short Term Investments
	(Cost $11,564,043)	11,564,043

See notes to financial statements.

GuideMarkSM Opportunistic Equity Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Number of Shares		Value

	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 37.05%
	Money Market Funds - 37.05%
49,609,960	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	$49,609,960

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $49,609,960)	49,609,960

	Total Investments
	(Cost $209,423,820) - 137.15%	183,645,644
	Liabilities in Excess of
	Other Assets - (37.15)%	(49,749,031)

	TOTAL NET ASSETS - 100.00%	$133,896,613

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)	All or portion of this security is on loan.

See notes to financial statements.

GuideMarkSM Global Real Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	INVESTMENT COMPANIES - 99.63%
	Exchange Traded Funds - 99.63%
67,408	Energy Select Sector SPDR Fund (a)	$3,949,435
26,450	Market Vectors Gold Miners ETF	1,459,775
19,175	PowerShares DB Agriculture Fund
	(a)(b)	568,539
757,070	PowerShares DB Commodity Index
	Tracking Fund (a)(b)	19,479,411
39,825	PowerShares DB Gold Fund (b)	2,263,255
183,684	PowerShares Global Agriculture
	ETF (a)	4,700,473
261,377	SPDR Barclays Capital TIPS ETF (a)	14,846,214
184,690	SPDR DB International Government
	Inflation-Protected Bond ETF (a)	10,566,115
400,573	SPDR Dow Jones International
	Real Estate ETF (a)	12,838,365
224,408	SPDR Dow Jones REIT ETF (a)	12,679,052
88,276	SPDR Metals and Mining ETF (a)	3,956,530
523,499	SPDR S&P Global Natural
	Resources ETF (a)	23,923,904
102,625	SPDR S&P International Energy
	Sector ETF	2,298,800

		113,529,868

	Total Investment Companies
	(Cost $134,941,554)	113,529,868

Number of Shares		Value

	SHORT TERM INVESTMENTS - 0.57%
	Money Market Funds - 0.57%
653,201	Federated Prime Obligations Fund
	Effective Yield, 0.13%	$653,201

	Total Short Term Investments
	Cost $653,201)	653,201

	INVESTMENTS PURCHASED AS SECURITIES
	LENDING COLLATERAL - 18.42%
	Money Market Funds - 18.42%
20,997,400	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	20,997,400

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $20,997,400)	20,997,400

	Total Investments
	(Cost $156,592,155) - 118.62%	135,180,469
	Liabilities in Excess of
	Other Assets - (18.62)%	(21,220,034)

	TOTAL NET ASSETS - 100.00%	$113,960,435

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Non-income producing security.

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Principal Amount		Value

	ASSET BACKED SECURITIES - 2.12%
$279,609	Accredited Mortgage Loan Trust
	Series 2005-3, 0.475%,
	09/25/2035 (e)	$249,642
	Brazos Higher Education Authority
1,206,354	Series 2005-3, 0.468%,
	09/25/2023 (e)	1,193,783
800,000	Series A-2, 1.097%,
	07/25/2029 (e)	785,260
	CIT Mortgage Loan Trust
241,330	Series 2007-1, 1.235%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $241,330) (d)(e)	234,374
550,000	Series 2007-1, 1.485%, 10/25/2037
	(Acquired 10/05/2007,
	Cost $550,000) (d)(e)	410,955
1,030,000	CNH Equipment Trust
	Series 2010-C, 1.170%,
	05/15/2015	1,032,582
74,701	Conseco Finance Securitizations
	Corp.
	Series 2000-4, 8.310%,
	05/01/2032	57,618
103,927	Countrywide Asset-Backed
	Certificates
	Series 2005-4, 4.456%,
	10/25/2035 (e)	100,601
	Countrywide Home Equity Loan
	Trust
190,767	Series 2004-R, 0.479%,
	03/15/2030 (e)	111,972
268,142	Series 2004-N, 0.509%,
	02/15/2034 (e)	159,949
294,861	Series 2004-O, 0.509%,
	02/15/2034 (e)	177,853
404,356	Education Funding Capital Trust I
	Series 2004-1, 0.507%,
	12/15/2022 (e)	401,302
	GCO Education Loan Funding Trust
100,000	Series 2006-1, 0.502%,
	02/27/2028 (e)	85,236
100,000	Series 2006-1, 0.542%,
	05/25/2036 (e)	82,216
443,748	Goal Capital Funding Trust
	Series 2010-1, 1.012%,
	08/25/2048 (c)(e)	441,512

Principal Amount		Value

	ASSET BACKED SECURITIES (Continued)
$463,301	Knowledgeworks Foundation
	Series 2010-1, 1.262%,
	02/25/2042 (e)	$456,220
678,085	Morgan Stanley
	Series 2003-N, 1.255%,
	10/25/2033 (e)	523,434
527,273	Nelnet Student Loan Trust
	Series 2010-3, 1.033%,
	07/27/2048 (c)(e)	528,141
153,081	Northstar Education Finance, Inc.
	Series 2005-1, 0.353%,
	10/28/2026 (e)	151,043
889,953	Panhandle-Plains Higher Education
	Authority, Inc.
	Series 2010-2, 1.502%,
	10/01/2035 (e)	890,167
151,395	Residential Asset Mortgage
	Products, Inc.
	Series 2004-R, 0.715%,
	03/25/2034 (e)	100,356
225,694	U.S. Education Loan Trust, LLC
	Series 2006-1, 0.456%,
	03/01/2025 (c)(e)	224,706
740,000	World Omni Auto Receivables Trust
	Series 2011-A, 1.110%,
	05/15/2015	742,115

	Total Asset Backed Securities
	(Cost $9,749,737)	9,141,037

	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 5.69%
	Bank of America Corp.
529,242	Series 2005-B, 2.897%,
	04/20/2035 (e)	390,799
110,000	Series 2007-5, 5.620%,
	02/10/2051	115,616
	Bear Stearns Commercial Mortgage
	Securities
3,250,000	Series 2006-PW13, 5.540%,
	09/11/2041	3,579,504
3,042,110	Series 2004-PWR5, 4.831%,
	07/11/2042	3,114,850
670,695	Bear Stearns Trust
	Series 2005-2, 2.721%,
	04/25/2035 (e)	493,461

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
	Chase Mortgage Financial Trust
$230,990	Series 2007-A1, 2.766%,
	02/25/2037 (e)	$212,113
568,402	Series 2007-A1, 2.754%,
	02/25/2037 (e)	530,924
2,265,000	Citigroup/Deutsche Bank Commercial
	Mortgage Trust
	Series 2007-CD5, 5.886%,
	11/15/2044 (e)	2,439,604
2,000,000	Commercial Mortgage Pass Through
	Certificate
	Series 2005-LP5, 4.982%,
	05/10/2043 (e)	2,159,273
	Countrywide Alternative Loan Trust
1,149,842	Series 2005-27, 1.802%,
	08/25/2035 (e)	690,890
527,839	Series 2005-36, 2.730%,
	08/25/2035 (e)	343,366
1,952,126	Series 2007-16CB, 6.000%,
	08/25/2037	1,497,653
	Countrywide Home Loans, Inc.
101,864	Series 2003-52, 2.762%,
	02/19/2034 (e)	88,463
39,525	Series 2004-HYB6, 2.846%,
	11/20/2034 (e)	31,394
257,738	Series 2005-11, 0.535%,
	03/25/2035 (e)	156,413
604,136	Series 2005-R1, 0.595%, 03/25/2035
	(Acquired 03/04/2005,
	Cost $604,136) (d)(e)	492,978
419,858	Series 2005-11, 3.030%,
	04/25/2035 (e)	186,744
22,663	First Horizon Mortgage Trust
	Series 2004-AR6, 2.697%,
	12/25/2034 (e)	20,453
57,818	GMAC Mortgage, LLC
	Series 2002-C1, 6.278%,
	11/15/2039	57,726
550,083	GS Mortgage Securities Corp.
	Series 2005-GG4, 4.680%,
	07/10/2039	562,418

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$462,103	IndyMac Mortgage Loan Trust
	Series 2005-16IP, 0.555%,
	07/25/2045 (e)	$279,595
	JPMorgan Mortgage Trust
407,892	Series 2007-A1, 2.806%,
	07/25/2035 (e)	366,084
357,554	Series 2007-A1, 2.785%,
	07/25/2035 (e)	332,321
392,764	Series 2007-A1, 2.860%,
	07/25/2035 (e)	357,140
391,717	Lehman Brothers-UBS Commercial
	Mortgage Trust
	Series 2005-C3, 4.664%,
	07/15/2030	401,225
363,674	Master Reperforming Loan Trust
	Series 2005-1, 7.000%, 08/25/2034
	(Acquired 03/09/2005,
	Cost $375,715) (d)	374,347
1,000,000	Merrill Lynch Mortgage Trust
	Series 2006-C1, 5.855%,
	05/12/2039 (e)	1,107,923
355,979	MLCC Mortgage Investors, Inc.
	Series 2004-A3, 5.011%,
	05/25/2034 (e)	348,211
1,850,536	Prime Mortgage Trust
	Series 2006-DR1, 6.000%,
	05/25/2035 (Acquired 10/25/2006,
	Cost $1,837,524) (d)	1,634,654
350,768	Residential Asset Mortgage
	Products, Inc.
	Series 2004-SL4, 7.500%,
	07/25/2032	351,560
73,656	Structured Adjustable Rate
	Mortgage Loan
	Series 2004-5, 2.539%,
	05/25/2034 (e)	67,751
1,500,000	Wachovia Bank Commercial
	Mortgage Trust
	Series 2006-C29, 5.308%,
	11/15/2048	1,603,760

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
$83,370	Washington Mutual
	Series 2004-AR3, 2.577%,
	06/25/2034 (e)	$81,068

	Total Collateralized Mortgage
	Obligations (Cost $25,797,757)	24,470,281

	CORPORATE OBLIGATIONS - 29.89%
	Agricultural Products - 0.16%
575,000	Lorillard Tobacco Co.
	8.125%, 06/23/2019	674,608
	Air Freight & Logistics - 0.19%
775,000	United Parcel Service, Inc.
	3.125%, 01/15/2021 (b)	810,742
	Banks - 2.92%
750,000	BBVA Bancomer Servicios SA
	7.250%, 04/22/2020 (b)(c)	733,125
1,150,000	Canadian Imperial Bank of
	Commerce
	1.450%, 09/13/2013	1,157,278
400,000	Capital One Capital III
	7.686%, 08/15/2036 (b)(e)	392,500
250,000	Capital One Financial Corp.
	8.800%, 07/15/2019	294,956
755,000	Cooperatieve Centrale Raiffeisen-
	Boerenleenbank BA
	2.125%, 10/13/2015	754,188
760,000	Glitnir Bank
	6.693%, 06/15/2016
	(Acquired 06/14/2006 through
	06/21/2006,
	Cost $758,848) (d)(e)(f)	7,676
800,000	HSBC Capital Funding LP
	4.610%, 12/31/2049 (c)(e)	709,212
250,000	Kaupthing Bank Hf
	7.125%, 05/19/2016
	(Acquired 05/12/2006,
	Cost $248,680) (d)(f)	1,275
400,000	KeyCorp
	5.100%, 03/24/2021	404,395
400,000	Landwirtschaftliche Rentenbank
	2.125%, 07/15/2016	413,635
410,000	Lloyds TSB Bank PLC
	6.375%, 01/21/2021	404,928

Principal Amount		Value

	Banks (Continued)
$325,000	National City Preferred Capital
	Trust I
	12.000%, 12/30/2049 (e)	$337,371
900,000	North American Development Bank
	4.375%, 02/11/2020	1,019,113
1,415,000	PNC Funding Corp.
	4.250%, 09/21/2015	1,529,314
	Royal Bank of Scotland Group Plc
140,000	5.000%, 11/12/2013	133,924
625,000	4.875%, 08/25/2014 (c)	629,688
250,000	Sovereign Bank
	8.750%, 05/30/2018	293,707
400,000	SunTrust Banks, Inc.
	3.600%, 04/15/2016 (b)	405,965
1,120,000	U.S. Bancorp
	1.375%, 09/13/2013	1,127,418
400,000	Union Bank, NA
	3.000%, 06/06/2016	398,728
760,000	Wells Fargo & Co.
	4.600%, 04/01/2021	813,938
600,000	Westpac Banking Corp.
	2.250%, 11/19/2012	608,150

		12,570,484

	Beverages - 0.65%
955,000	PepsiCo, Inc.
	2.500%, 05/10/2016 (b)	989,799
1,825,000	The Coca-Cola Co.
	0.750%, 11/15/2013	1,823,130

		2,812,929

	Biotechnology - 0.10%
385,000	Genzyme Corp.
	5.000%, 06/15/2020	444,707

	Capital Markets - 2.43%
1,955,000	Bear Stearns Companies, Inc.
	7.250%, 02/01/2018	2,307,524
	Goldman Sachs Group, Inc.
1,050,000	5.950%, 01/18/2018	1,082,423
400,000	6.750%, 10/01/2037	366,960
	Merrill Lynch & Co, Inc.
1,775,000	6.400%, 08/28/2017	1,723,017
800,000	6.500%, 07/15/2018	741,444

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Capital Markets (Continued)
	Morgan Stanley
$600,000	5.950%, 12/28/2017	$582,555
325,000	6.625%, 04/01/2018	322,839
	State Street Corp.
595,000	4.300%, 05/30/2014 (b)	642,312
1,115,000	2.875%, 03/07/2016	1,140,857
	The Bank of New York Mellon
	Corp.
740,000	1.500%, 01/31/2014	746,374
760,000	4.300%, 05/15/2014 (b)	820,520

		10,476,825

	Chemicals - 0.34%
320,000	Air Products & Chemicals
	2.000%, 08/02/2016	325,574
	Dow Chemical Co.
375,000	7.600%, 05/15/2014	426,171
700,000	4.250%, 11/15/2020 (b)	706,404

		1,458,149

	Commercial Services &
	Supplies - 0.07%
350,000	International Lease Finance Corp.
	5.750%, 05/15/2016	311,389

	Communications - 0.28%
730,000	Rogers Cable, Inc.
	5.500%, 03/15/2014	798,105
410,000	Telefonica Emisiones SAU
	3.992%, 02/16/2016 (b)	390,509

		1,188,614

	Computers & Peripherals - 0.06%
250,000	Hewlett Packard Co.
	3.000%, 09/15/2016	252,373

	Consumer Finance - 1.81%
650,000	American Express Co.
	8.150%, 03/19/2038	931,821
1,405,000	American Express Credit Corp.
	5.125%, 08/25/2014	1,521,727
820,000	Capital One Financial Corp.
	2.125%, 07/15/2014 (b)	812,373
1,020,000	Caterpillar Financial Services Corp.
	6.125%, 02/17/2014	1,138,659

Principal Amount		Value

	Consumer Finance (Continued)
$1,350,000	John Deere Capital Corp.
	4.900%, 09/09/2013	$1,451,103
	SLM Corp.
430,000	5.000%, 10/01/2013	421,113
1,140,000	5.375%, 05/15/2014	1,122,585
400,000	6.250%, 01/25/2016	392,979

		7,792,360

	Containers & Packaging - 0.02%
75,000	Rock-Tenn Co.
	5.625%, 03/15/2013	77,250

	Diversified Financial Services - 2.89%
	Bank of America Corp.
740,000	4.500%, 04/01/2015	701,886
775,000	5.625%, 07/01/2020	715,022
369,000	Citigroup Capital XXI
	8.300%, 12/21/2077 (b)(e)	362,543
	Citigroup, Inc.
450,000	5.000%, 09/15/2014	441,639
1,025,000	6.010%, 01/15/2015 (b)	1,090,164
975,000	6.125%, 11/21/2017 (b)	1,043,192
305,000	5.375%, 08/09/2020 (b)	316,540
300,000	Discover Bank
	8.700%, 11/18/2019 (b)	343,274
350,000	First Niagara Financial Group, Inc.
	6.750%, 03/19/2020	394,298
300,000	FUEL Trust
	3.984%, 06/15/2016 (b)(c)	294,044
	General Electric Capital Corp.
780,000	5.400%, 02/15/2017	851,318
1,410,000	5.625%, 05/01/2018	1,543,527
370,000	5.300%, 02/11/2021 (b)	384,545
1,215,000	5.875%, 01/14/2038	1,249,538
1,400,000	JPMorgan Chase
	3.700%, 01/20/2015 (b)	1,435,629
500,000	JPMorgan Chase Capital XXV
	6.800%, 10/01/2037	503,344
750,000	National Rural Utilities Cooperative
	Finance Corp.
	1.125%, 11/01/2013 (b)	751,471
500,000	NCUA Guaranteed Notes
	3.000%, 06/12/2019	528,130

		12,950,104

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Diversified Manufacturing - 0.68%
	Cooper U.S., Inc.
$780,000	2.375%, 01/15/2016	$789,555
485,000	3.875%, 12/15/2020	516,734
955,000	ITT Corp.
	4.900%, 05/01/2014	1,044,670
500,000	Tyco Electronics Group SA
	6.550%, 10/01/2017	588,453

		2,939,412

	Diversified Telecommunication Services - 1.57%
	AT&T, Inc.
600,000	2.950%, 05/15/2016	619,806
150,000	3.875%, 08/15/2021 (b)	154,615
695,000	5.350%, 09/01/2040	729,207
525,000	France Telecom SA
	4.375%, 07/08/2014	560,577
143,000	Qwest Communications
	International, Inc.
	8.000%, 10/01/2015	149,435
425,000	Qwest Corp.
	8.375%, 05/01/2016	468,562
1,610,000	SBC Communications, Inc.
	5.100%, 09/15/2014	1,769,326
250,000	Sprint Capital Corp.
	8.375%, 03/15/2012	253,750
380,000	Telecom Italia Capital
	4.950%, 09/30/2014	366,298
1,140,000	Verizon Wireless Capital LLC
	8.500%, 11/15/2018	1,521,240
155,000	Windstream Corp.
	8.625%, 08/01/2016	160,425

		6,753,241

	Educational Services - 0.22%
825,000	Rensselaer Polytechnic Institute
	5.600%, 09/01/2020	946,007

	Electric Utilities - 0.96%
275,000	Arizona Public Service Co.
	8.750%, 03/01/2019	345,863
585,000	Columbus Southern Power Co.
	5.500%, 03/01/2013	617,593
375,000	Ipalco Enterprises, Inc.
	5.000%, 05/01/2018 (c)	344,062

Principal Amount		Value

	Electric Utilities (Continued)
$375,000	Nevada Power Co.
	5.875%, 01/15/2015	$419,309
1,075,000	PSI Energy, Inc.
	6.050%, 06/15/2016	1,229,012
700,000	Union Electric Co.
	6.700%, 02/01/2019	861,174
300,000	Westar Energy, Inc.
	6.000%, 07/01/2014	331,453

		4,148,466

	Electrical Equipment - 0.07%
274,000	L-3 Communications Holdings, Inc.
	6.375%, 10/15/2015	280,507

	Energy Equipment &
	Services - 0.22%
340,000	Cameron International Corp.
	6.375%, 07/15/2018	400,233
550,000	Ensco Plc
	4.700%, 03/15/2021 (b)	561,644

		961,877

	Environmental Services - 0.06%
275,000	Xylem, Inc.
	3.550%, 09/20/2016 (c)	276,329

	Food & Staples Retailing - 0.38%
	CVS Caremark Corporation
450,000	5.750%, 05/15/2041 (b)	505,983
625,000	6.302%, 06/01/2062 (e)	604,781
410,000	Wal Mart Stores, Inc.
	5.625%, 04/15/2041 (b)	507,124

		1,617,888

	Food Products - 0.11%
375,000	Kraft Foods, Inc.
	6.500%, 02/09/2040 (b)	460,049

	Health Care Equipment & Supplies - 0.94%
400,000	Baxter International, Inc.
	1.800%, 03/15/2013	405,854
730,000	Becton Dickinson & Co.
	3.250%, 11/12/2020	748,944
300,000	Boston Scientific Corp.
	4.500%, 01/15/2015	313,716
775,000	Covidien International Finance SA
	2.800%, 06/15/2015	804,176

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Health Care Equipment & Supplies (Continued)
	DENTSPLY International, Inc.
$150,000	2.750%, 08/15/2016	$151,204
175,000	4.125%, 08/15/2021	183,382
490,000	Hospira, Inc.
	6.050%, 03/30/2017	565,802
825,000	Medtronic, Inc.
	3.000%, 03/15/2015	874,172

		4,047,250

	Health Care Providers & Services - 0.72%
	Express Scripts, Inc.
960,000	6.250%, 06/15/2014 (b)	1,057,344
325,000	3.125%, 05/15/2016 (b)	328,506
500,000	HCA, Inc.
	7.875%, 02/15/2020	520,000
1,150,000	UnitedHealth Group, Inc.
	4.875%, 02/15/2013	1,207,210

		3,113,060

	Independent Power Producers & Energy Traders - 0.57%
	Exelon Generation Co., LLC
540,000	5.200%, 10/01/2019	583,822
550,000	6.250%, 10/01/2039 (b)	641,438
1,175,000	Southern Power Co.
	6.250%, 07/15/2012	1,222,849

		2,448,109

	Industrial Conglomerates - 0.30%
275,000	General Electric Co.
	5.250%, 12/06/2017	305,949
865,000	Koninklijke Philips Electronics NV
	5.750%, 03/11/2018	995,404

		1,301,353

	Insurance - 1.22%
370,000	Aflac, Inc.
	8.500%, 05/15/2019	451,036
425,000	CNA Financial Corp.
	7.350%, 11/15/2019	471,370
300,000	Lincoln National Corp.
	4.850%, 06/24/2021 (b)	289,758
400,000	MetLife Capital Trust X
	9.250%, 04/08/2068 (c)(e)	452,000
960,000	Metlife, Inc.
	5.000%, 11/24/2013	1,025,974

Principal Amount		Value

	Insurance (Continued)
$325,000	Reinsurance Group of America, Inc.
	6.750%, 12/15/2065 (e)	$283,813
375,000	Transatlantic Holdings, Inc.
	8.000%, 11/30/2039	445,813
1,240,000	Travelers Property Casualty Corp.
	5.000%, 03/15/2013	1,302,706
500,000	Willis North America, Inc.
	6.200%, 03/28/2017 (b)	546,631

		5,269,101

	IT Services - 0.35%
1,150,000	International Business Machines Corp.
	7.625%, 10/15/2018	1,527,423

	Life Sciences Tools & Services - 0.12%
150,000	Life Technologies Corp.
	6.000%, 03/01/2020	166,337
325,000	Thermo Fisher Scientific, Inc.
	3.600%, 08/15/2021	338,062

		504,399

	Machinery - 0.18%
650,000	Eaton Corp.
	5.600%, 05/15/2018	773,302

	Media - 1.57%
350,000	Charter Communications
	Operating, LLC
	10.875%, 09/15/2014 (c)	377,125
	Comcast Corp.
1,000,000	6.300%, 11/15/2017 (b)	1,170,613
670,000	5.875%, 02/15/2018 (b)	777,275
	DIRECTV Holdings, LLC
855,000	3.550%, 03/15/2015 (b)	892,413
285,000	6.350%, 03/15/2040	318,514
500,000	Dish DBS Corp.
	7.125%, 02/01/2016	508,750
725,000	NBCUniversal Media LLC
	2.875%, 04/01/2016	738,858
375,000	News America, Inc.
	6.150%, 02/15/2041 (b)	398,053
1,120,000	Time Warner Cable, Inc.
	6.750%, 07/01/2018 (b)	1,305,095
225,000	WPP Finance UK
	8.000%, 09/15/2014	254,820

		6,741,516

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Metals & Mining - 0.53%
$450,000	Cliffs Natural Resources, Inc. 4.875%, 04/01/2021	$435,780
300,000	Freeport-McMoRan Copper & Gold, Inc.
	8.375%, 04/01/2017	322,104
765,000	Rio Tinto Finance USA Ltd. 2.500%, 05/20/2016	774,255
	Teck Resources Ltd.
225,000	10.750%, 05/15/2019	279,945
435,000	6.000%, 08/15/2040	449,256

		2,261,340

	Multi-Utilities - 0.46%
1,225,000	MidAmerican Energy Holdings Co.
	5.875%, 10/01/2012 (b)	1,284,503
600,000	Sempra Energy
	6.500%, 06/01/2016	702,732

		1,987,235

	Office Electronics - 0.19%
775,000	Xerox Corp.
	4.250%, 02/15/2015	820,421

	Oil & Gas - 2.25%
350,000	Anadarko Petroleum Corp.
	6.375%, 09/15/2017	393,129
	BP Capital Plc
1,395,000	3.200%, 03/11/2016 (b)	1,455,828
100,000	4.500%, 10/01/2020	108,514
	Energy Transfer Partners LP
765,000	8.500%, 04/15/2014	868,499
525,000	9.000%, 04/15/2019	633,302
375,000	Enterprise Products Operating LP
	8.375%, 08/01/2066 (e)	388,976
725,000	Marathon Oil Corp.
	6.000%, 10/01/2017	829,611
400,000	Nexen, Inc.
	7.500%, 07/30/2039	469,970
775,000	ONEOK Partners LP
	6.125%, 02/01/2041	860,235
	Petrobras International Finance Co.
310,000	3.875%, 01/27/2016 (b)	310,620
830,000	5.375%, 01/27/2021	847,430
235,000	6.875%, 01/20/2040	250,275

Principal Amount		Value

	Oil & Gas (Continued)
$460,000	Petroleos Mexicanos
	8.000%, 05/03/2019	$565,800
225,000	Schlumberger Investment SA
	3.300%, 09/14/2021 (c)	225,699
425,000	Transocean, Inc.
	6.000%, 03/15/2018	453,138
	Valero Energy Corp.
275,000	9.375%, 03/15/2019 (b)	352,904
275,000	6.625%, 06/15/2037	296,395
275,000	Weatherford International Ltd.
	9.625%, 03/01/2019	355,801

		9,666,126

	Oil, Gas & Consumable Fuels - 0.14%
150,000	Anadarko Petroleum Corp.
	8.700%, 03/15/2019	189,440
405,000	Spectra Energy Partners LP
	4.600%, 06/15/2021	415,073

		604,513

	Pharmaceuticals - 0.97%
1,225,000	Novartis Capital Corp.
	2.900%, 04/24/2015	1,297,522
	Sanofi-Aventis SA
1,195,000	1.625%, 03/28/2014 (b)	1,215,693
795,000	4.000%, 03/29/2021	864,092
760,000	Teva Pharmaceutical Finance
	3.000%, 06/15/2015	797,369

		4,174,676

	Pipelines - 1.02%
600,000	Duke Energy, Inc.
	5.668%, 08/15/2014	652,965
	Enterprise Products Operating LLC
1,000,000	5.650%, 04/01/2013	1,058,148
525,000	6.125%, 10/15/2039	573,602
575,000	Spectra Energy Capital LLC
	5.650%, 03/01/2020	641,572
	TransCanada Pipelines Ltd.
775,000	7.625%, 01/15/2039	1,056,453
300,000	6.350%, 05/15/2067 (e)	299,060
100,000	Transocean, Inc.
	6.500%, 11/15/2020	109,309

		4,391,109

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount			Value

	CORPORATE OBLIGATIONS (Continued)
	Real Estate - 1.04%
	Developers Diversified Realty Corp.
$295,000	9.625%, 03/15/2016		$334,406
225,000	7.500%, 04/01/2017		237,758
775,000	HCP, Inc.
	5.375%, 02/01/2021	.	779,001
	Health Care Property Investments, Inc.
125,000	6.300%, 09/15/2016		133,882
200,000	6.000%, 01/30/2017 (b)		210,817
	Health Care REIT, Inc.
475,000	3.625%, 03/15/2016		463,590
555,000	5.250%, 01/15/2022		527,317
250,000	Kilroy Realty Corp.
	5.000%, 11/03/2015		259,761
	Simon Property Group LP
1,115,000	5.750%, 12/01/2015		1,231,477
275,000	4.375%, 03/01/2021		279,919

			4,457,928

	Retail - 0.06%
225,000	Macys Retail Holdings, Inc.
	7.450%, 07/15/2017		265,652

	Road & Rail - 0.14%
400,000	Burlington Northern Santa Fe LLC
	7.950%, 08/15/2030		582,328
	Semiconductor & Semiconductor
	Equipment - 0.18%
755,000	Analog Devices, Inc.
	3.000%, 04/15/2016		$783,437

	Semiconductors & Semiconductor
	Equipment - 0.38%
685,000	Applied Materials, Inc.
	2.650%, 06/15/2016 (b)		702,581
	Intel Corp.
350,000	1.950%, 10/01/2016 (b)		352,943
580,000	3.300%, 10/01/2021 (b)		593,752

			1,649,276

	Thrifts & Mortgage Finance - 0.02%
85,000	Santander Holdings USA, Inc.
	4.625%, 04/19/2016	.	81,970

Principal Amount		Value

	Tobacco - 0.23%
	Altria Group, Inc.
$500,000	9.700%, 11/10/2018	$663,498
240,000	9.250%, 08/06/2019	315,058

		978,556

	Total Corporate Obligations
	(Cost $125,599,117)	128,634,390

	FOREIGN GOVERNMENT
	DEBT OBLIGATIONS - 0.18%
570,000	Colombia Republic
	4.375%, 07/12/2021	582,825
156,000	United Mexican States
	6.750%, 09/27/2034	192,660

	Total Foreign Government Debt
	Obligations (Cost $717,010)	775,485

	MORTGAGE BACKED SECURITIES - 33.20%
	Federal Home Loan Mortgage Corp.
2,000,000	Pool #TBA,
	4.000%, 09/10/2015 (g)	2,093,750
1,000,000	Series 2590, 5.000%, 03/15/2018	1,103,241
800,000	Series K-703,
	2.699%, 05/25/2018 (e)	816,034
15,201	Pool #E9-9763,
	4.500%, 09/01/2018	16,249
15,510	Pool #E9-9764,
	4.500%, 09/01/2018	16,579
315,341	Pool #D9-6291,
	4.500%, 09/01/2023	340,513
753,645	Series 2329,
	6.500%, 06/15/2031	841,277
416,065	Series 2338,
	6.500%, 07/15/2031	483,608
625,552	Pool #78-0447,
	2.500%, 04/01/2033 (e)	659,620
1,696,380	Pool #G0-8085,
	5.000%, 10/01/2035	1,827,868
693	Pool #A4-3129,
	5.500%, 02/01/2036	760
861,020	Pool #C0-3404,
	4.500%, 09/01/2039	927,865
7,000,000	Pool #TBA,
	4.000%, 11/15/2040 (g)	7,305,156

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
	Federal National Mortgage Association
$497,910	Pool #467626,
	3.740%, 05/01/2018	$533,241
4,656	Pool #685505,
	5.000%, 05/01/2018	5,039
5,361	Pool #705709,
	5.000%, 05/01/2018	5,801
1,700,000	Pool #958815,
	4.506%, 06/01/2019 (i)	1,885,888
1,300,000	Pool #466216,
	3.540%, 10/01/2020 (i)	1,358,144
2,083,264	Pool #FN0001,
	3.762%, 12/01/2020 (i)	2,218,683
1,805,455	Pool #AD3775,
	4.500%, 03/01/2025	1,944,706
898,487	Pool #AD5693,
	4.500%, 05/01/2025	958,239
3,653,958	Pool #AH6301,
	4.000%, 05/01/2026 (b)	3,859,847
5,000,000	Pool #TBA,
	3.000%, 10/15/2026 (g)	5,152,343
11,000,000	Pool #TBA,
	3.000%, 11/15/2026 (g)	11,292,186
485,962	Pool #544859,
	3.103%, 08/01/2029 (e)	506,273
510,292	Pool #786848,
	7.000%, 10/01/2031	587,544
38,293	Pool #727181,
	5.000%, 08/01/2033	41,392
11,866	Pool #730727,
	5.000%, 08/01/2033	12,826
2,982	Pool #741862,
	5.500%, 09/01/2033	3,260
3,941	Pool #766197,
	5.500%, 02/01/2034	4,339
634	Pool #776974,
	5.500%, 04/01/2034	702
370,066	Pool #888504,
	2.323%, 04/01/2034 (e)	389,590
280,408	Series 2004-71,
	0.000%, 04/25/2034
	(Acquired 04/07/2006,
	Cost $39,505) (d)(i)(k)	1,409

Principal Amount		Value

	MORTGAGE BACKED SECURITIES (Continued)
$22,605	Pool #775776,
	5.500%, 05/01/2034	$24,888
568,894	Pool #725705,
	5.000%, 08/01/2034	614,757
908,340	Pool #782284,
	6.000%, 09/01/2034	1,009,024
734,378	Pool #791563,
	6.000%, 09/01/2034	813,714
16,148	Pool #794371,
	6.000%, 09/01/2034	17,919
390,503	Pool #802783,
	2.529%, 10/01/2034 (e)	411,735
645,727	Pool #802493,
	6.000%, 11/01/2034	716,545
37,415	Pool #781629,
	5.500%, 12/01/2034	41,193
1,066	Pool #806098,
	6.000%, 12/01/2034	1,181
3,748,235	Pool #735224,
	5.500%, 02/01/2035 (b)	4,097,523
1,461,467	Pool #808057,
	6.000%, 02/01/2035	1,621,483
466,982	Pool #735504,
	6.000%, 04/01/2035	518,744
32,238	Pool #822815,
	5.500%, 04/01/2035	35,494
30,365	Pool #357850,
	5.500%, 07/01/2035	33,432
36,152	Pool #820242,
	5.000%, 07/01/2035	39,332
2,715,119	Pool #820345,
	5.000%, 09/01/2035	2,931,847
5,245	Pool #838452,
	5.500%, 09/01/2035	5,790
53,709	Pool #745000,
	6.000%, 10/01/2035	59,545
1,759,996	Pool #844158,
	5.000%, 11/01/2035	1,900,484
736,610	Pool #745755,
	5.000%, 12/01/2035	795,984
73,416	Pool #848939,
	6.500%, 01/01/2036	82,073

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES (Continued)
$25,613	Pool #851639,
	6.500%, 01/01/2036	$28,505
323,573	Pool #888022,
	5.000%, 02/01/2036	349,402
33,725	Pool #865854,
	6.000%, 03/01/2036	37,527
49,460	Pool #891474,
	6.000%, 04/01/2036	55,035
318,599	Pool #897776,
	6.500%, 09/01/2036	354,574
501,716	Pool #893681,
	6.000%, 10/01/2036	558,269
1,122,724	Pool #893923,
	6.000%, 10/01/2036	1,249,276
1,236,530	Pool #894005,
	6.000%, 10/01/2036	1,375,910
77,719	Pool #902468,
	6.000%, 11/01/2036	85,605
212,413	Pool #897505,
	6.500%, 12/01/2036	236,398
64,038	Pool #906000,
	6.000%, 01/01/2037	70,536
573	Pool #928062,
	5.500%, 02/01/2037	631
899	Pool #899119,
	5.500%, 04/01/2037	990
925	Pool #938488,
	5.500%, 05/01/2037	1,018
1,360	Pool #970131,
	5.500%, 03/01/2038	1,497
32,379	Pool #889579,
	6.000%, 05/01/2038	35,672
1,029,122	Pool #889586,
	5.500%, 06/01/2038	1,118,592
988	Pool #981313,
	5.500%, 06/01/2038	1,088
66,981	Pool #889697,
	6.000%, 07/01/2038	73,589
1,341	Pool #985108,
	5.500%, 07/01/2038	1,477
584	Pool #964930,
	5.500%, 08/01/2038	643

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES (Continued)
$882	Pool #987032,
	5.500%, 08/01/2038	$971
813	Pool #968371,
	5.500%, 09/01/2038	895
404,056	Pool #AD0095,
	6.000%, 11/01/2038	444,171
524	Pool #993050,
	5.500%, 12/01/2038	577
279	Pool #MC0018,
	5.500%, 12/01/2038	311
22,306	Pool #AA9133,
	4.500%, 08/01/2039	24,042
118,396	Pool #AC1246,
	4.500%, 08/01/2039	127,985
263,268	Pool #AC1579,
	4.500%, 08/01/2039	284,590
43,476	Pool #AC2861,
	4.500%, 08/01/2039	46,861
36,725	Pool #934943,
	4.500%, 09/01/2039	39,699
178,644	Pool #AC3246,
	4.500%, 09/01/2039	193,112
174,690	Pool #AC3310,
	4.500%, 10/01/2039	188,838
20,937	Pool #AC5107,
	4.500%, 10/01/2039	22,633
7,000,000	Pool #TBA,
	4.000%, 10/01/2039 (g)	7,339,062
89,797	Pool #AC6121,
	4.500%, 11/01/2039	96,789
29,119	Pool #AC8372,
	4.500%, 12/01/2039	31,387
23,548	Pool #AC8832,
	4.500%, 12/01/2039	25,455
254,662	Pool #AD0585,
	4.500%, 12/01/2039	275,287
797,560	Pool #AD0586,
	4.500%, 12/01/2039	859,661
24,387	Pool #AC3946,
	4.500%, 01/01/2040	26,363
25,559	Pool #AD1922,
	4.500%, 01/01/2040	27,629

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES (Continued)
$1,043,610	Pool #AD5574,
	5.000%, 04/01/2040	$1,124,631
3,760,546	Pool #AD5661,
	5.000%, 05/01/2040 (b)	4,070,376
3,922,723	Pool #AD6949,
	5.500%, 06/01/2040 (b)	4,261,302
4,702,248	Pool #AB1231,
	5.000%, 07/01/2040 (b)	5,089,630
5,546,582	Pool #AD6943,
	5.000%, 07/01/2040 (b)	6,003,123
975,192	Pool #AE2542,
	3.500%, 09/01/2040	1,003,168
3,000,000	Pool #TBA,
	4.000%, 11/15/2040 (g)	3,135,938
984,443	Pool #AB2072,
	3.500%, 01/01/2041	1,012,684
2,652,429	Pool #AH3373,
	5.000%, 01/01/2041	2,871,093
535,691	Pool #AB2265,
	4.000%, 02/01/2041	565,205
995,018	Pool #AE0828,
	3.500%, 02/01/2041 (b)	1,023,562
1,963,854	Pool #AL0161,
	4.000%, 04/01/2041	2,061,617
386,820	Pool #AL0215,
	4.500%, 04/01/2041	411,017
3,643,677	Pool #AL0247,
	4.000%, 04/01/2041	3,844,421
1,584,007	Pool #AI1856,
	4.500%, 05/01/2041	1,694,970
3,666,279	Pool #AL0208,
	4.500%, 05/01/2041 (b)	3,895,612
3,624,572	Pool #AB3395,
	4.500%, 08/01/2041	3,851,297
	Government National Mortgage
	Association
285,381	Pool #752842X,
	3.950%, 07/15/2025	311,544
49,152	Pool #614436X,
	5.000%, 08/15/2033	54,301
810,466	Pool #618907X,
	5.000%, 09/15/2033	895,368

Principal Amount		Value

	MORTGAGE BACKED
	SECURITIES (Continued)
$122,109	Pool #605098X,
	5.000%, 03/15/2034	$134,863
91,223	Pool #520279X,
	5.000%, 11/15/2034	100,779
1,580,851	Pool #644812X,
	6.000%, 05/15/2035	1,777,520
1,936,031	Pool #688021X,
	6.000%, 10/15/2038	2,161,158
270,397	Pool #736686X,
	5.000%, 02/15/2039	297,287
2,336,467	Pool #782858X,
	6.000%, 03/15/2039	2,608,521
530,859	Pool #720103X,
	4.500%, 06/15/2039	581,139
2,010,065	Pool #723248,
	5.000%, 10/15/2039	2,225,659
734,150	Pool #726382,
	5.000%, 10/15/2039	812,893
683,255	Pool #782916X,
	5.500%, 02/15/2040	755,552
1,000,000	Pool #TBA,
	4.000%, 10/15/2040 (g)	1,069,688
2,150,743	Pool #752631C,
	4.500%, 10/20/2040	2,343,359
2,001,262	Pool #004947M,
	5.000%, 02/20/2041	2,201,679

	Total Mortgage Backed Securities
	(Cost $137,657,434)	142,910,167

	MUNICIPAL DEBT OBLIGATIONS - 1.11%
250,000	American Municipal Power, Inc.,
	Series E, Revenue Bond,
	6.270%, 02/15/2050	282,110
	California, GO,
725,000	7.500%, 04/01/2034	873,567
175,000	7.950%, 03/01/2036	198,740
500,000	Illinois, GO,
	7.350%, 07/01/2035	563,155
1,019,623	Missouri Higher Education Loan
	Authority, Series A-1,
	Revenue Bond, Series 2010-1,
	1.262%, 11/26/2032 (e)	1,021,805

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	South Carolina Student Loan Corp.,
	Series A-1, Revenue Bond,
$863,731	Series 2005-A,
	0.426%, 12/03/2018 (e)	$850,551
1,000,000	0.000%, 12/02/2019(e)(k)	972,810

	Total Municipal Debt Obligations
	(Cost $4,478,712)	4,762,738

Number of Shares

	PREFERRED STOCKS - 0.12%
	Diversified Financial Services - 0.12%
14,200	Citigroup Capital XII	356,420
44,650	Federal Home Loan Mortgage
	Corp. (a)(b)(e)	89,300
33,650	Federal National Mortgage
	Association (a)(e)	68,654

	Total Preferred Stocks
	(Cost $2,349,217)	514,374

Principal Amount

	SUPRANATIONAL
	OBLIGATIONS - 0.92%
	Supranational Obligation - 0.92%
$4,000,000	Inter-American Development Bank
	0.500%, 05/29/2014	3,949,532

	Total Supranational Obligations
	(Cost $3,577,058)	3,949,532

	US GOVERNMENT AGENCY
	ISSUE - 2.23%
1,200,000	Federal Home Loan Banks
	5.625%, 06/11/2021	1,501,880
	Federal National Mortgage
	Association
1,700,000	0.625%, 10/30/2014	1,696,823
1,600,000	5.375%, 06/12/2017	1,942,830
2,568,738	New Valley Generation
	Series 2000-1,
	7.299%, 03/15/2019	3,127,439
1,200,000	Tennessee Valley Authority
	4.375%, 06/15/2015	1,350,105

	Total US Government Agency Issue
	(Cost $8,844,377)	9,619,077

Principal Amount		Value

	U.S. TREASURY OBLIGATIONS - 18.49%
	U.S. Treasury Bonds - 3.84%
$400,000	4.500%, 05/15/2038	$521,062
700,000	4.375%, 11/15/2039 (b)	900,047
2,200,000	4.375%, 05/15/2040 (b)	2,832,161
7,905,000	4.250%, 11/15/2040 (b)	9,997,359
1,490,000	4.750%, 02/15/2041 (b)	2,036,179
200,000	4.375%, 05/15/2041	258,407

	U.S. Treasury Inflation-Indexed Note - 0.07%
300,717	0.625%, 07/15/2021 (h)	314,061

	U.S. Treasury Notes - 14.58%
800,000	0.875%, 02/29/2012	802,717
1,200,000	1.000%, 03/31/2012 (b)	1,205,480
2,800,000	0.625%, 02/28/2013 (b)(l)	2,816,408
4,300,000	0.375%, 07/31/2013 (b)	4,309,911
2,400,000	1.250%, 02/15/2014 (b)	2,450,626
3,700,000	0.625%, 07/15/2014 (b)	3,723,110
10,905,000	2.000%, 01/31/2016 (b)	11,467,295
10,340,000	2.000%, 04/30/2016 (b)	10,878,063
13,310,000	3.625%, 02/15/2021 (b)	15,378,254
8,735,000	3.125%, 05/15/2021 (b)	9,696,523

	Total U.S. Treasury Obligations
	(Cost $73,417,356)	79,587,663

Number of Shares

	WARRANTS - 0.00%
	Warrant - 0.00%
272	Semgroup Corp.
	Expiration: November, 2014,
	Exercise Price: $1.00
	(Acquired 12/07/2009,
	Cost $0)(a)(d)	1,115

	Total Warrants (Cost $0)	1,115

	SHORT TERM INVESTMENTS - 14.02%
	Money Market Funds - 1.94%
8,358,995	Federated Prime Obligations Fund
	Effective Yield, 0.13%	8,358,995

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	Repurchase Agreement - 12.08%
$52,000,000	Merrill Lynch Repurchase Agreement
	0.090%, 10/03/2011
	(Collateralized by various U.S.
	Government Agency Issues,
	value $53,040,001,
	4.000% to 5.000%,
	04/01/26 to 07/01/41)	$52,000,000

	Total Short Term Investments
	(Cost $60,358,995)	60,358,995

Number of Shares

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 29.51%
	Money Market Funds - 29.48%
126,887,010	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	126,887,010
4,931	Reserve Primary Fund (j)	191

	Total Money Market Funds
	(Cost $126,891,265)	126,887,201

Principal Amount

	Cash - 0.03%
$115,415	Cash	115,415

	Total Cash (Cost $115,415)	115,415

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $127,006,680)	127,002,616

	Total Investments
	(Cost $579,553,450) - 137.48%	591,727,470
	Liabilities in Excess of
	Other Assets - (37.48)%	(161,326,551)

	TOTAL NET
	ASSETS - 100.00%	$430,400,919

Percentages are stated as a percent of net assets.
(a)	Non-Income producing.
(b)	All or portion of this security is on loan.
(c)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The aggregate value of these securities was $5,235,643, which represents 1.22% of total net assets.

(d)

Restricted securities as defined in Rule 144(a) under the Securities Act of 1933. Such securities are treated as illiquid securities according to the Fund’s liquidity guidelines. The aggregate value of these securities was $3,158,783, which represents 0.73% of total net assets.

(e)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2011.
(f)	Non-income producing. Item identified as in default as to payment of interest.
(g)	Security purchased on a when-issued basis. On September 30, 2011, the total value of investments purchased on a when-issued basis was $37,388,123 or 8.69% of total net assets.
(h)	Represents a U.S. Treasury Inflation-Protected Security.
(i)

Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgage. The interest rate disclosed represents yield upon the estimated timing and amount of future cash flows on September 30, 2011. The aggregate value of these securities was $5,464,124, which represents 1.27% of total net assets.

(j)	As of September 30, 2011, the Fund has fair valued this security and deemed it illiquid. The value of this security was $191, which represents 0.00% of total net assets.
(k)	Zero coupon bond.
(l)	Partially assigned as collateral for certain futures contracts.

See notes to financial statements.

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF FORWARD SALE COMMITMENTS (Unaudited)
September 30, 2011

Description	Principal Amount	Settlement Date	Proceeds Received	Value

Federal National Mortgage Association,
Pool #TBA, 5.500%, 10/14/2038	$1,000,000	10/13/2011	$1,091,563	$1,085,313

	$1,000,000		$1,091,563	$1,085,313

GuideMarkSM Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2011

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)

Eurodollar 90 Day Futures	19	4,724,825	Dec-11	37,998
U.S. Treasury 2 Year Note Futures	46	10,129,344	Jan-12	(13,886)
U.S. Treasury 5 Year Note Futures	301	36,867,798	Jan-12	59
U.S. Treasury 10 Year Note Futures	5	654,922	Dec-11	(158)
U.S. Treasury Long Bond Futures	(32)	(4,564,000)	Jan-12	(55,472)
U.S. Treasury Ultra Bond Futures	17	2,696,625	Jan-12	254,660

				223,201

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS - 98.66%
	Alabama - 0.60%
$500,000	Mobile Industrial Development
	Board Pollution Control,
	Revenue Bond,
	4.875%, 06/01/2034 (a)	$528,300

	Alaska - 0.91%
870,000	Northern Tobacco Securitization
	Corp., Series A, Refunding,
	Revenue Bond,
	4.625%, 06/01/2023	796,642

	Arizona - 3.16%
1,000,000	Phoenix Civic Improvement
	Wastewater System, Refunding,
	Revenue Bond,
	5.000%, 07/01/2020	1,119,780
500,000	Pinal County Industrial Development
	Authority Correctional Facilities,
	Revenue Bond, ACA Insured,
	5.250%, 10/01/2015	508,985
1,000,000	Salt River Project, Series A,
	Revenue Bond,
	5.000%, 01/01/2021	1,142,310

		2,771,075

	Arkansas - 0.58%
500,000	University of Arkansas, Series A,
	Revenue Bond,
	4.125%, 11/01/2030	512,220

	California - 9.83%
445,000	California Economic Recovery,
	Series A, Refunding, GO,
	5.250%, 07/01/2021	523,075
500,000	California Municipal Finance
	Authority, Mobile Home Park,
	Series A, Refunding, Revenue Bond,
	6.400%, 08/15/2045	500,285
500,000	California Statewide Communities
	Development Authority, Refunding,
	Revenue Bond,
	6.125%, 07/01/2046	491,120
600,000	California Statewide Communities
	Development Authority, Series A,
	Revenue Bond, ACA Insured,
	5.625%, 08/01/2034	586,752

Principal Amount		Value

	California (Continued)
$1,000,000	California, GO,
	6.500%, 04/01/2033	$1,170,990
1,000,000	Gilroy Unified School District, GO,
	Assured Guaranty Insured,
	6.000%, 08/01/2025	1,173,460
700,000	Golden State Tobacco Securitization,
	Series A, Revenue Bond,
	5.000%, 06/01/2017	700,644
1,000,000	Los Angeles Department of Airports,
	Series A, Refunding, Revenue Bond,
	5.250%, 05/15/2029	1,092,250
580,000	Los Angeles Unified School District,
	Series F, GO, FGIC Insured,
	5.000%, 07/01/2021	612,950
1,175,000	San Francisco Steinhart Aquarium,
	Series F, GO,
	5.000%, 06/15/2023	1,230,260
500,000	San Mateo Joint Powers Financing
	Authority, Series A, Refunding,
	Revenue Bond,
	5.250%, 07/15/2025	543,275

		8,625,061

	Colorado - 0.84%
700,000	Regional Transportation District,
	Revenue Bond,
	6.000%, 01/15/2026	733,971

	Connecticut - 1.30%
1,000,000	Connecticut Health & Educational
	Facilities Authority, Series A,
	Refunding, Revenue Bond,
	5.000%, 07/01/2025	1,140,800

	Delaware - 0.47%
500,000	New Castle County, Revenue Bond,
	5.000%, 09/01/2036	409,100

	Florida - 2.37%
315,000	Beacon Lakes Community
	Development, Series A,
	Special Assessment,
	6.000%, 05/01/2038	284,546
300,000	Brevard County Health Facilities
	Authority, Revenue Bond,
	7.000%, 04/01/2039	334,125

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Florida (Continued)
$500,000	Miami-Dade County Educational
	Facilities, Series A, Revenue Bond,
	5.000%, 04/01/2034	$553,480
500,000	Miami-Dade County Health
	Facilities, Series A, Refunding,
	Revenue Bond,
	5.250%, 08/01/2021	531,515
525,000	Tolomato Community Development
	District, Special Assessment,
	6.375%, 05/01/2017	377,281

		2,080,947

	Georgia - 3.11%
1,000,000	Atlanta Water & Wastewater,
	Revenue Bond,
	6.250%, 11/01/2039	1,133,960
1,000,000	Fulton County School District,
	Refunding, GO,
	5.250%, 01/01/2014	1,097,130
500,000	Marietta Development Authority,
	Revenue Bond,
	7.000%, 06/15/2039	495,100

		2,726,190

	Hawaii - 0.64%
500,000	Hawaii, Series DJ, GO,
	5.000%, 04/01/2024	564,560

	Idaho - 1.30%
1,000,000	Boise-Kuna District, Revenue Bond,
	7.375%, 06/01/2034	1,139,030

	Illinois - 4.81%
1,000,000	Chicago Board of Education,
	Series B, Refunding, GO,
	5.000%, 12/01/2023	1,044,600
450,000	Illinois Financial Authority,
	Revenue Bond,
	7.000%, 08/15/2044	473,229
400,000	Markham, Series A, GO,
	6.000%, 02/01/2025	419,432
525,000	Markham, Series C, GO,
	4.750%, 02/01/2017	526,848
400,000	Northlake, GO, FGIC Insured,
	5.000%, 12/01/2029	419,780

Principal Amount		Value

	Illinois (Continued)
	Railsplitter Tobacco Settlement
	Authority, Revenue Bond,
$750,000	5.000%, 06/01/2018	$817,177
500,000	6.250%, 06/01/2024	522,680

		4,223,746

	Indiana - 3.49%
500,000	Fishers Industry Redevelopment
	District, Saxony Project,
	Revenue Bond,
	5.250%, 07/15/2034	535,995
1,000,000	Indiana State Finance Authority,
	Series A, Refunding,
	Revenue Bond,
	5.000%, 02/01/2021	1,211,000
400,000	Sheridan Community School’s
	Building Corporation, Revenue
	Bond, FSA Insured,
	5.500%, 07/15/2020	464,360
750,000	Tri-Creek Middle School Building
	Corporation, Revenue Bond,
	FSA Insured,
	5.250%, 07/15/2021	849,322

		3,060,677

	Iowa - 1.77%
600,000	Iowa Finance Authority Pollution
	Control, Revenue Bond,
	FGIC Insured,
	5.000%, 07/01/2014	653,088
750,000	Iowa Finance Authority,
	Revenue Bond,
	5.000%, 08/01/2018	902,347

		1,555,435

	Kansas - 1.14%
715,000	Wyandotte County, Revenue Bond,
	4.875%, 10/01/2028	533,039
785,000	Wyandotte County/Kansas City
	Unified Government, Series B,
	Refunding, Revenue Bond,
	0.000%, 06/01/2021 (b)	469,281

		1,002,320

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Kentucky - 1.17%
$1,000,000	Pikeville Hospital, Revenue Bond, 3.000%, 09/01/2013	$1,027,110

	Louisiana - 1.76%
800,000	Louisiana Citizens Property, Revenue Bond,
	6.750%, 06/01/2026	913,832
500,000	Louisiana Public Facilities Authority, Revenue Bond, 5.500%, 05/15/2032	629,345

		1,543,177

	Maryland - 3.94%
550,000	Anne Arundel County, Tax Allocation, 6.100%, 07/01/2040	547,717
1,160,000	Maryland Department of Transportation County T Construction, Revenue Bond,
	5.500%, 02/01/2017	1,411,720
485,000	Maryland Economic Development Corporation, Refunding, Revenue Bond, Consol Energy, Inc. Insured, 5.750%, 09/01/2025	485,306
500,000	Maryland Economic Development Corporation, Series A, Revenue Bond, 5.750%, 06/01/2035	500,630
500,000	Maryland Student Housing Economic Development, Revenue Bond, 5.750%, 06/01/2033	511,595

		3,456,968

	Massachusetts - 4.54%
430,000	Massachusetts Development Finance Agency, Series A, Revenue Bond, 5.450%, 04/15/2014	444,844
1,000,000	Massachusetts Health & Educational Facilities Authority, Revenue Bond, 5.500%, 07/01/2032	1,303,580
700,000	Massachusetts Health & Educational Facilities Authority, Series A, Refunding, Revenue Bond, 5.000%, 12/15/2029	795,564
785,000	5.000%, 11/15/2036	896,313

Principal Amount		Value

	Massachusetts (Continued)
$500,000	Massachusetts Health & Educational Facilities Authority, Series B, Revenue Bond, 5.000%, 10/01/2038	$544,995

		3,985,296

	Michigan - 0.99%
800,000	Lansing School District, Refunding, GO, Q-SBLF Insured, 5.000%, 05/01/2017	866,368

	Minnesota - 2.85%
700,000	Minneapolis & St. Paul Housing and Redevelopment Authority Health Care, Revenue Bond, 4.000%, 08/15/2015	759,087
500,000	Minnesota, Series B, GO, 5.000%, 08/01/2021	606,335
560,000	Rochester Health Care Facilities Mayo Clinic, Series C, Revenue Bond, 4.500%, 11/15/2038 (a)	633,825
500,000	St. Paul Housing & Redevelopment Authority, Refunding, Revenue Bond, 5.700%, 11/01/2015	500,435

		2,499,682

	Missouri - 5.46%
810,000	Hannibal Industrial Development Authority, Hannibal Regional Hospital, Refunding, Revenue Bond, 5.250%, 09/01/2018	842,481
700,000	Missouri Development Finance Board, Revenue Bond, 5.750%, 06/01/2034	729,813
1,000,000	Missouri Health & Educational Facilities Authority, Series A, Revenue Bond, 5.375%, 03/15/2039	1,107,930
1,000,000	Missouri Highway & Transportation Commission, Series B, Revenue Bond, 5.000%, 05/01/2024	1,114,690

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Missouri - 5.46%
$400,000	Missouri State Health & Educational Facilities Authority, Series B, Refunding, Revenue Bond, 5.000%, 11/15/2030	$453,992
500,000	St. Louis Airport, Revenue Bond, 6.625%, 07/01/2034	543,210

		4,792,116

	New York - 7.22%
500,000	Brooklyn Arena Local Development Corporation, Revenue Bond, 6.500%, 07/15/2030	538,000
345,000	Liberty Development Corp., Revenue Bond, 5.250%, 10/01/2035	351,631
1,000,000	Metropolitan Transportation Authority, Series F, Revenue Bond, 5.000%, 11/15/2014	1,113,740
500,000	New York Dormitory Authority, Revenue Bond, 6.125%, 12/01/2029	504,410
500,000	New York Environmental Facilities, Revenue Bond, 5.500%, 10/15/2027	638,950
1,000,000	New York, GO, 5.375%, 04/01/2036	1,086,870
500,000	New York, NY, Series E-5, Refunding, GO, 1.247%, 08/01/2017	500,000
500,000	Sales Tax Asset Receivable Corp., Series A, Revenue Bond, 5.250%, 10/15/2019	562,740
500,000	Tobacco Settlement Financing, Revenue Bond, 5.250%, 06/01/2021	531,640
500,000	Troy Capital Resource Corp., Series A, Revenue Bond, 5.125%, 09/01/2040	506,575

		6,334,556

Principal Amount		Value

	North Carolina - 1.04%
$850,000	North Carolina Capital Facilities Finance Agency, Series B, Refunding, Revenue Bond, 5.000%, 10/01/2038	$915,935

	Ohio - 3.73%
1,000,000	Buckeye Tobacco Settlement Financial Authority, Series A, Revenue Bond, 5.875%, 06/01/2047	702,810
750,000	Lorain, Refunding, GO, 6.750%, 12/01/2023	854,175
500,000	Ohio Air Quality Development Authority, Series A, Revenue Bond, 5.700%, 08/01/2020	558,690
1,000,000	Ohio, Series A, GO, 5.000%, 09/01/2015	1,157,830

		3,273,505

	Oregon - 0.52%
400,000	Clackamas County School District, GO, 5.000%, 06/15/2021 (a)	454,804

	Pennsylvania - 11.34%
1,250,000	Allegheny County Hospital Development Authority, Series A, Revenue Bond, 5.000%, 09/01/2014	1,382,575
370,000	Allegheny County Industrial Development Authority, Refunding, Revenue Bond, 6.500%, 05/01/2017	399,481
880,000	Blair County, Series A, Refunding, GO, 5.375%, 08/01/2015	981,174
500,000	Butler County Hospital Authority, Revenue Bond, 7.125%, 07/01/2029	564,020
1,000,000	Lackawanna County, Series B, Refunding, GO, 6.000%, 09/15/2032	1,093,650
1,000,000	Lycoming County College, Revenue Bond, 5.500%, 07/01/2026	1,093,760

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Pennsylvania (Continued)
$500,000	Pennsylvania Economic Development
	Financing Authority, Albert Einstein
	Health Care, Series A, Refunding,
	Revenue Bond,
	6.250%, 10/15/2023	$528,380
500,000	Pennsylvania Economic Development
	Financing Authority, Allegheny
	Energy Supply, Revenue Bond,
	7.000%, 07/15/2039	547,880
	Pennsylvania Higher Educational
	Facilities Authority, Revenue Bond,
500,000	5.250%, 07/01/2019	534,350
500,000	5.800%, 07/01/2030	508,170
1,000,000	Pennsylvania, Refunding, GO,
	5.250%, 02/01/2014	1,108,790
500,000	Philadelphia Gas Works, Refunding,
	Revenue Bond,
	5.250%, 08/01/2017	572,595
625,000	Westmoreland County Industrial
	Development Authority,
	Revenue Bond,
	5.000%, 07/01/2025	636,919

		9,951,744

	Puerto Rico - 1.63%
625,000	Puerto Rico Commonwealth,
	Series A, Refunding, Revenue Bond,
	Assured Guaranty Insured,
	5.000%, 07/01/2016	687,350
620,000	Puerto Rico Commonwealth, Series B,
	Prerefunded, Refunding, GO,
	5.250%, 07/01/2032	743,560

		1,430,910

	South Dakota - 0.60%
500,000	South Dakota Housing Development
	Authority, Series A, Revenue Bond,
	4.250%, 05/01/2015	524,945

	Texas - 7.89%
430,000	Central Texas Regional Mobility
	Authority, Revenue Bond,
	6.000%, 01/01/2041	436,037

Principal Amount		Value

	Texas (Continued)
$635,000	Clifton Texas Higher Education
	Finance Corporation, Series A,
	Refunding, Revenue Bond,
	4.000%, 12/01/2015	$657,104
425,000	Harris County Industrial
	Development, Revenue Bond,
	5.000%, 02/01/2023	457,984
580,000	La Porte Independent School
	District, GO,
	5.250%, 02/15/2024	640,535
200,000	Lower Colorado River Authority,
	Series B, Refunding,
	Revenue Bond, FSA Insured,
	6.000%, 05/15/2013	200,730
700,000	North Texas Tollway Authority,
	Series A, Refunded,
	Revenue Bond,
	6.000%, 01/01/2019	814,744
250,000	North Texas Tollway Authority,
	Series A, Revenue Bond,
	5.000%, 09/01/2020	292,008
770,000	North Texas Tollway Authority,
	Series E, Refunding,
	Revenue Bond,
	5.750%, 01/01/2038 (a)	872,348
500,000	Texas Private Activity Surface
	Transportation Corp.,
	LBJ Infrastructure,
	Revenue Bond,
	7.500%, 06/30/2033	560,465
845,000	Texas Private Activity Surface
	Transportation Corp.,
	Revenue Bond,
	7.500%, 12/31/2031	948,513
500,000	Texas Transportation Commission,
	Revenue Bond,
	5.000%, 04/01/2018	589,855
400,000	Texas, Series A, GO,
	5.000%, 04/01/2022	456,720

		6,927,043

See notes to financial statements.

GuideMarkSM Tax-Exempt Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount			Value

	MUNICIPAL DEBT OBLIGATIONS (Continued)
	Utah - 1.27%
$1,000,000	Utah Associated Municipal Power
	Systems San Juan Project,
	Refunding, Revenue Bond,
	5.500%, 06/01/2022		$1,110,650

	Virgin Islands - 1.16%
1,000,000	Virgin Islands Public Finance
	Authority, Refunding,
	Revenue Bond,
	5.000%, 10/01/2025		1,018,850

	Virginia - 1.95%
1,000,000	Henry County Public Service
	Authority Water & Sewer,
	Refunding, Revenue Bond,
	FSA Insured,
	5.500%, 11/15/2019		1,201,900
400,000	Virginia College Building Authority
	Educational Facilities,
	Revenue Bond,
	5.750%, 01/01/2034		510,036

			1,711,936

	Washington - 0.62%
500,000	King County Hospital, Refunding,
	GO, MBIA Insured,
	5.000%, 12/01/2021	.	548,170

	Wisconsin - 2.66%
195,000	Badger Tobacco Asset Securitization,
	Revenue Bond,
	6.125%, 06/01/2027		202,445
500,000	Southeast Wisconsin Professional
	Baseball Park Sales Tax, Series A,
	Revenue Bond, MBIA Insured,
	5.500%, 12/15/2026		567,350
400,000	Wisconsin Health & Educational
	Facilities, Series A,
	Revenue Bond,
	5.000%, 02/15/2018		424,556
1,000,000	Wisconsin, Series A, Refunding,
	Revenue Bond,
	6.000%, 05/01/2033		1,136,510

			2,330,861

	Total Municipal Debt Obligations
	(Cost $81,371,890)		86,574,700

Principal Amount		Value

	SHORT TERM INVESTMENTS - 1.08%
	Money Market Funds - 1.08%
$946,736	Fidelity Tax Exempt Portfolio
	Effective Yield, 0.01%	$946,736

	Total Short Term Investments
	(Cost $946,736)	946,736

	Total Investments
	(Cost $82,318,626) - 99.74%	87,521,436
	Other Assets and Liabilities - 0.26%	231,570

	TOTAL NET ASSETS - 100.00%	$87,753,006

Percentages are stated as a percent of net assets.
(a)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2011.
(b)	Zero coupon bond.

Glossary of Terms
ACA	- American Capital Access
FGIC	- Financial Guaranty Insurance Corp.
FSA	- Financial Security Assurance, Inc.
GO	- General Obligation
MBIA	- Municipal Bond Investors Assurance Corp.
Q-SBLF	- Qualified School Board Loan

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Principal Amount		Value

	ASSET BACKED SECURITIES - 0.50%
1,047,007	Diamond Resorts Owner Trust
	2011-1A, 4.000%, 03/20/2023 (b)	$1,056,761

	Total Asset Backed Securities
	(Cost $1,039,774)	1,056,761

	BANK LOANS - 4.28%
548,622	AES Corp.
	4.250%, 05/17/2018	537,478
500,000	Asurion Corp.
	9.000%, 05/10/2019	479,844
715,000	Chrysler Automotive
	6.000%, 05/20/2017	629,498
773,058	CPG International
	6.000%, 02/18/2017	739,236
230,000	Cumulus Media, Inc.
	5.750%, 07/22/2018	217,638
500,000	Hubbard Radio
	8.750%, 03/24/2017	486,250
120,000	Inmar Corp.
	6.500%, 08/03/2017	119,700
560,000	Lawson Software, Inc. / SoftBrands, Inc.
	6.750%, 06/28/2018	531,534
480,000	Milacron LLC
	7.500%, 04/11/2017	471,600
578,167	Mold Masters Group
	3.813%, 10/10/2014	558,413
812,963	Nortek, Inc.
	5.251%, 04/12/2017	780,444
580,000	Open Link Financial
	5.250%, 04/13/2018	572,750
760,000	PQ Corp.
	6.740%, 07/30/2015 (c)	672,600
980,000	Quintiles Corp.
	5.000%, 05/26/2018	926,916
575,000	SemGroup Corp.
	5.750%, 06/03/2018	575,000
	Sprouts Farmers Market, LLC
746,250	6.000%, 03/10/2018 (c)	708,938
1,875	6.000%, 03/10/2018	1,781
95,000	Stackpole International
	7.500%, 08/01/2017	90,725

	Total Bank Loans
	(Cost $9,433,346)	9,100,345

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS - 6.94%
	American Home Mortgage Investment Trust
420,681	2005-2, 1.975%, 09/25/2045 (c)	$327,544
315,117	2005-2, 1.975%, 09/25/2045 (c)	251,207
253,843	2005-4, 0.525%, 11/25/2045 (c)	151,269
230,692	2006-1, 0.375%, 03/26/2046 (c)	138,006
199,167	Bank of America Mortgage Securities, Inc.
	2005-A, 2.873%, 02/25/2035 (c)	167,727
298,310	Bear Stearns Adjustable Rate
	Mortgage Trust
	2004-1, 2.824%, 04/25/2034 (c)	221,683
835,000	CFCRE Commercial Mortgage Trust
	2011-C1, 5.737%, 04/15/2044 (b)(c)	718,274
120,359	Countrywide Home Loans
	2005-11, 0.505%, 04/25/2035 (c)	68,773
275,000	CW Capital Cobalt Ltd.
	2007-C2, 5.484%, 04/17/2047 (c)	292,592
1,755,000	DBUBS Mortgage Trust
	2011-LC1, 5.728%,
	11/13/2046 (b)(c)	1,389,192
1,000,000	Extended Stay America Trust
	2010-ESH, 5.498%, 11/05/2027 (b)	943,507
630,627	GMAC Mortgage Corp. Loan Trust
	2005-AR3, 2.887%, 06/19/2035 (c)	535,565
275,000	Greenwich Capital Commercial
	Funding Corp.
125,000	2007-GG11, 5.736%, 12/10/2049	286,718
	A-M, 5.867%, 12/10/2049 (c)	101,220
880,000	GS Mortgage Securities Corp. II
	2007-GG10, 5.984%,
	08/10/2045 (c)	643,736
	GSAA Trust
844,293	2005-11, 0.515%, 10/25/2035 (c)	573,486
472,784	2006-20, 0.305%, 01/25/2037 (c)	198,526
	GSR Mortgage Loan Trust
81,774	2004-14, 3.093%, 12/25/2034 (c)	56,377
293,756	2005-AR4, 5.400%, 07/25/2035	237,943
754,781	Impac Secured Assets CMN Owner Trust
	2007-2, 0.345%, 05/25/2037 (c)	372,824
	IndyMac Index Mortgage Loan Trust
179,248	2004-AR7, 1.095%, 09/25/2034 (c)	112,159
701,693	2005-AR1, 2.591%, 03/25/2035 (c)	538,409
429,929	2005-AR35, 5.444%, 02/25/2036 (c)	277,757
69,932	2005-AR16IP, 0.555%, 07/25/2045 (c)	42,312

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	COLLATERALIZED MORTGAGE
	OBLIGATIONS (Continued)
1,100,000	JPMorgan Chase Commercial Mortgage
	Securities Corp.
	2010-C1, 6.525%, 06/17/2043 (b)(c)	$975,531
400,000	Morgan Stanley Capital I
	2011-C2, 5.496%, 06/17/2044 (b)(c)	285,822
645,000	Morgan Stanley Re-REMIC Trust
	2009-GG10, 5.984%,
	08/14/2045 (b)(c)	604,527
1,000,000	2010-GG10, 5.984%,
	08/15/2045 (b)(c)	939,392
158,504	New York Mortgage Trust
	2006-1, 2.805%, 05/25/2036 (c)	129,439
	Residential Accredit Loans, Inc.
844,759	2005-QA12, 4.081%, 12/25/2035 (c)	475,088
726,347	2006-QO7, 1.042%, 09/25/2046 (c)	296,501
485,435	Structured Adjustable Rate Mortgage
	Loan Trust
	2005-14, 0.545%, 07/25/2035 (c)	277,436
	WaMu Mortgage Pass-Through Certificate
63,682	2006-AR17, 1.062%, 12/25/2046 (c)	41,936
123,430	2007-OA3, 1.012%, 04/25/2047 (c)	82,686
181,335	Wells Fargo Mortgage Backed
	Securities Trust
	2005-11, 5.500%, 11/25/2035	182,534
2,200,000	WF-RBS Commercial Mortgage Trust
	2011-C2, 5.647%, 02/18/2044 (b)(c)	1,794,588

	Total Collateralized Mortgage Obligations
	(Cost $16,690,884)	14,732,286

Number of Shares

	COMMON STOCKS - 0.94%
	Diversified Telecommunication Services - 0.68%
19,720	AT&T, Inc.	562,414
29,059	Telefonica SA - ADR	555,608
8,756	Verizon Communications, Inc.	322,221

		1,440,243

	Oil & Gas - 0.13%
4,400	Royal Dutch Shell Plc - ADR	270,688

	Tobacco - 0.13%
10,336	Altria Group, Inc.	277,108

	Total Common Stocks
	(Cost $1,977,098)	1,988,039

Principal Amount		Value

	CONVERTIBLE OBLIGATIONS - 1.21%
	Automobiles - 0.19%
305,000	Ford Motor Co.
	4.250%, 11/15/2016	$397,644

	Auto Components - 0.09%
140,000	TRW Automotive, Inc.
	3.500%, 12/01/2015	190,050

	Biotechnology - 0.25%
460,000	Vertex Pharmaceuticals, Inc.
	3.350%, 10/01/2015	530,150

	Communications Equipment - 0.13%
380,000	Ciena Corp.
	0.875%, 06/15/2017	279,300

	Oil & Gas - 0.43%
455,000	Alpha Natural Resources, Inc.
	2.375%, 04/15/2015	433,956
460,000	Peabody Energy Corp.
	4.750%, 12/15/2066	478,400

		912,356

	Semiconductors & Semiconductor
	Equipment - 0.12%
215,000	Intel Corp.
	3.250%, 08/01/2039	253,969

	Total Convertible Obligations
	(Cost $3,060,169)	2,563,469

Number of Shares

	CONVERTIBLE PREFERRED STOCKS - 1.14%
	Automobiles - 0.19%
11,500	General Motors Co.	403,420

	Banks - 0.54%
1,100	Wells Fargo & Co.	1,136,366

	Oil & Gas - 0.41%
17,100	Apache Corp.	875,007

	Total Convertible Preferred Stocks
	(Cost $2,837,522)	2,414,793

Principal Amount

	CORPORATE OBLIGATIONS - 24.91%
	Aerospace & Defense - 0.21%
	Meccanica Holdings USA, Inc.
100,000	7.375%, 07/15/2039 (b)	96,291
400,000	6.250%, 01/15/2040 (b)	344,699

		440,990

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Airlines - 0.08%
200,000	American Airlines, Inc.
	7.500%, 03/15/2016 (b)	$169,000

	Auto Components - 1.13%
1,145,000	American Axle & Manufacturing, Inc.
	7.875%, 03/01/2017	1,082,025
250,000	Goodyear Tire & Rubber Co.
	8.250%, 08/15/2020	255,625
1,000,000	Lear Corp.
	8.125%, 03/15/2020	1,055,000

		2,392,650

	Banks - 0.86%
	CIT Group, Inc.
565,000	7.000%, 05/01/2015	561,469
350,000	7.000%, 05/02/2017 (b)	339,937
1,000,000	Halyk Savings Bank of Kazakhstan JSC
	7.250%, 01/28/2021 (b)	925,000

		1,826,406

	Business Services - 0.46%
1,120,000	Alfa Bond Issuance Plc
	7.750%, 04/28/2021 (b)	968,800
	Chemicals - 0.57%
1,100,000	Braskem Finance Ltd.
	5.750%, 04/15/2021 (b)	1,014,860
250,000	Ineos Group Holdings Ltd.
	8.500%, 02/15/2016 (b)	186,250

		1,201,110

	Commercial Services & Supplies - 1.02%
1,100,000	RR Donnelley & Sons Co.
	7.625%, 06/15/2020	981,750
	International Lease Finance Corp.
1,080,000	7.125%, 09/01/2018 (b)	1,089,450
100,000	8.250%, 12/15/2020	98,250

		2,169,450

	Communications - 0.26%
350,000	CCO Holdings LLC
	8.125%, 04/30/2020	365,750
200,000	Univision Communications, Inc.
	7.875%, 11/01/2020 (b)	188,500

		554,250

Principal Amount		Value

	Construction Materials - 0.06%
200,000	Cemex S.A.B. de C.V.
	9.000%, 01/11/2018 (b)	$137,500

	Consumer Finance - 0.11%
250,000	Ally Financial, Inc.
	7.500%, 09/15/2020	227,187

	Containers & Packaging - 0.58%
250,000	Reynolds Group Issuer LLC
	8.250%, 02/15/2021 (b)	198,750
800,000	Reynolds Group Issuer, Inc.
	8.750%, 10/15/2016 (b)	1,034,284

		1,233,034

	Diversified Business Services - 0.09%
200,000	United Rentals, Inc.
	8.375%, 09/15/2020	184,500

	Diversified Financial Services - 2.54%
560,000	Banco Votorantim SA
	6.250%, 05/16/2016 (b)	309,895
250,000	Expro Finance Luxembourg SCA
	8.500%, 12/15/2016 (b)	218,750
1,065,000	Ford Credit Ltd.
	4.875%, 03/17/2014	1,015,048
300,000	Ford Motor Credit Co. LLC
	5.750%, 02/01/2021	297,599
400,000	Hexion U.S. Finance Corp.
	8.875%, 02/01/2018	332,000
200,000	Pinnacle Foods Finance LLC
	8.250%, 09/01/2017	196,000
1,615,000	Residential Capital LLC
	9.625%, 05/15/2015	1,259,700
1,000,000	SLM Corp.
	5.190%, 04/24/2019	947,880
700,000	Springleaf Finance Corp.
	4.125%, 11/29/2013	827,817

		5,404,689

	Diversified Manufacturing - 1.33%
1,215,000	Biomet, Inc.
	11.625%, 10/15/2017	1,266,638
250,000	RBS Global, Inc.
	8.500%, 05/01/2018	240,625
1,200,000	Votorantim Cimentos SA
	7.250%, 04/05/2041 (b)	1,134,000
200,000	Vulcan Materials Co.
	7.500%, 06/15/2021	186,894

		2,828,157

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Diversified Telecommunication Services - 3.43%
2,000,000	Brasil Telecom SA
	9.750%, 09/15/2016 (b)	$973,275
200,000	CHC Helicopter SA
	9.250%, 10/15/2020 (b)	171,000
2,200,000	Centurylink, Inc.
	7.600%, 09/15/2039	1,984,277
890,000	Clearwire Communications LLC
	12.000%, 12/01/2015 (b)	758,725
250,000	Cricket Communications, Inc.
	7.750%, 10/15/2020	218,125
250,000	Frontier Communications Corp.
	8.500%, 04/15/2020	243,750
350,000	Intelsat Jackson Holdings SA
	7.500%, 04/01/2021 (b)	326,375
1,000,000	Level 3 Financing, Inc.
	8.750%, 02/15/2017	926,250
200,000	MetroPCS Wireless, Inc.
	7.875%, 09/01/2018	195,000
1,100,000	Qwest Corp.
	7.200%, 11/10/2026	1,050,500
	Portugal Telecom International Finance BV
100,000	4.500%, 06/16/2025	89,763
350,000	5.000%, 11/04/2019	351,683

		7,288,723

	Electrical Equipment - 0.08%
200,000	CDW Finance Corp.
	7.500%, 04/01/2019 (b)	177,000

	Energy Equipment & Services - 0.37%
200,000	Cie Generale de Geophysique
	7.750%, 05/15/2017	198,000
1,080,000	Cia de Eletricidade do Estado da Bahia
	11.750%, 04/27/2016 (b)	583,008

		781,008

	Food & Staples Retailing - 0.14%
100,000	Blue Merger Sub, Inc.
	7.625%, 02/15/2019 (b)	85,000
200,000	Rite Aid Corp.
	8.000%, 08/15/2020	209,500

		294,500

	Food Products - 0.05%
100,000	Dean Foods Co.
	9.750%, 12/15/2018	101,750

Principal Amount		Value

	Health Care Providers & Services - 0.52%
200,000	Community Health Systems, Inc.
	8.875%, 07/15/2015	$197,000
	HCA, Inc.
200,000	7.875%, 02/15/2020	208,000
760,000	7.500%, 02/15/2022	703,000
4,000	Vanguard Health Systems, Inc.
	0.000%, 02/01/2016 (d)	2,620

		1,110,620

	Hotels, Restaurants & Leisure - 0.79%
600,000	Mandalay Resort Group
	7.625%, 07/15/2013	588,000
100,000	ClubCorp Club Operations, Inc.
	10.000%, 12/01/2018	89,000
300,000	Caesars Entertainment Operating Co., Inc.
	11.250%, 06/01/2017	304,125
	MGM Resorts International
595,000	7.625%, 01/15/2017	513,188
200,000	7.500%, 06/01/2016	174,500

		1,668,813

	Independent Power Producers &
	Energy Traders - 0.32%
250,000	Calpine Corp.
	7.500%, 02/15/2021 (b)	240,000
	Enel Finance International NV
200,000	6.800%, 09/15/2037 (b)	187,213
300,000	6.000%, 10/07/2039 (b)	253,668

		680,881

	Insurance - 1.18%
1,100,000	American International Group, Inc.
	8.175%, 05/15/2058 (c)	974,875
1,550,000	Metlife Capital Trust IV
	7.875%, 12/15/2037 (b)(c)	1,534,500

		2,509,375

	IT Services - 0.09%
200,000	SunGard Data Systems, Inc.
	7.625%, 11/15/2020	187,000

	Machinery - 0.09%
200,000	RSC Equipment Rental, Inc.
	10.250%, 11/15/2019	197,000

	Media - 0.23%
250,000	Clear Channel Communications, Inc.
	9.000%, 03/01/2021	186,875

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	CORPORATE OBLIGATIONS (Continued)
	Media (Continued)
300,000	DISH DBS Corp.
	7.125%, 02/01/2016	$305,250

		492,125

	Metals & Mining - 0.82%
1,100,000	Arcelormittal SA
	5.500%, 03/01/2021	987,404
250,000	FMG Resources Ltd.
	6.875%, 02/01/2018 (b)	221,250
675,000	Vedanta Resources Plc
	8.250%, 06/07/2021 (b)	526,500

		1,735,154

	Multi Utilities - 1.52%
500,000	Ameren Energy Generating Co.
	7.950%, 06/01/2032	487,500
1,690,000	EDP Finance BV
	6.000%, 02/02/2018 (b)	1,340,971
980,000,000	Empresas Publicas de Medellin ESP
	8.375%, 02/01/2021 (b)	504,675
535,000	Energy Future Intermediate
	Holding Co. LLC
	10.000%, 12/01/2020	524,300
200,000	Intergen NV
	9.000%, 06/30/2017 (b)	204,500
200,000	Texas Competitive Electric
	Holdings Co. LLC
	11.500%, 10/01/2020 (b)	161,000

		3,222,946

	Oil & Gas - 2.79%
	Alpha Natural Resources, Inc.
100,000	6.000%, 06/01/2019	93,750
100,000	6.250%, 06/01/2021	93,875
	Arch Coal, Inc.
100,000	7.000%, 06/15/2019 (b)	95,500
100,000	7.250%, 06/15/2021 (b)	96,750
250,000	Chesapeake Energy Corp.
	6.125%, 02/15/2021	253,125
250,000	Linn Energy LLC
	7.750%, 02/01/2021	251,250
1,215,000	OGX Petroleo e Gas Participacoes SA
	8.500%, 06/01/2018 (b)	1,099,575
250,000	Plains Exploration & Production Co.
	6.625%, 05/01/2021	246,562

Principal Amount		Value

	Oil & Gas (Continued)
250,000	SandRidge Energy, Inc.
	8.000%, 06/01/2018 (b)	$236,250
5,000,000	Petroleos de Venezuela SA
	4.900%, 10/28/2014	3,456,250

		5,922,887

	Pharmaceuticals - 0.31%
	Valeant Pharmaceuticals International, Inc.
320,000	6.500%, 07/15/2016 (b)	299,200
75,000	7.000%, 10/01/2020 (b)	66,750
300,000	6.750%, 08/15/2021 (b)	261,375
50,000	7.250%, 07/15/2022 (b)	44,125

		671,450

	Publishing - 0.09%
200,000	Visant Corp.
	10.000%, 10/01/2017	186,000

	Real Estate - 0.49%
1,000,000	Prologis, Inc.
	6.625%, 05/15/2018	1,038,363

	Retail - 0.750%
	Edcon Holdings (Proprietary) Limited
150,000	6.971%, 06/15/2015 (b)(c)	125,601
1,420,000	9.500%, 03/01/2018 (b)	1,215,248

		1,340,849

	Semiconductors & Semiconductor
	Equipment - 0.22%
250,000	Abengoa Finance SAU
	8.875%, 11/01/2017 (b)	230,000
	Freescale Semiconductor, Inc.
50,000	10.750%, 08/01/2020	50,250
200,000	8.050%, 02/01/2020	182,000

		462,250

	Specialty Retail - 0.20%
250,000	Michaels Stores, Inc.
	7.750%, 11/01/2018	235,000
200,000	PETCO Animal Supplies, Inc.
	9.250%, 12/01/2018 (b)	201,000

		436,000

	Telecommunication Services - 0.27%
205,000	Telecom Italia SpA
	6.000%, 09/30/2034	168,180

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	Telecommunication Services (Continued)
	Telefonica Emisiones SAU
75,000	7.045%, 06/20/2036	$75,164
75,000	5.134%, 04/27/2020	69,969
75,000	5.462%, 02/16/2021	71,346
200,000	West Corp.
	7.875%, 01/15/2019	189,000

		573,659

	Textiles, Apparel & Luxury Goods - 0.43%
1,100,000	Phillips Van Heusen Corp.
	7.750%, 11/15/2023	1,164,384
	Transportation - 0.20%
200,000	CDRT Merger Sub, Inc.
	8.125%, 06/01/2019 (b)	186,000
250,000	Energy XXI Gulf Coast, Inc.
	9.250%, 12/15/2017	245,000

		431,000

	Wireless Telecommunication Services - 0.23%
510,000	Nextel Communications, Inc.
	6.875%, 10/31/2013	498,525

	Total Corporate Obligations
	(Cost $58,845,666)	52,909,985

	FOREIGN DEBT OBLIGATIONS - 47.17%
4,500,000	Canadian Government Bond
	1.750%, 03/01/2013	4,347,681
	Financing of Infrastructural Projects
	State Enterprise
100,000	8.375%, 11/03/2017 (b)	93,000
1,180,000	7.400%, 04/20/2018 (b)	1,042,294
	Ghana Government Bond
2,530,000	12.390%, 04/28/2014	1,540,405
860,000	13.000%, 06/02/2014	542,521
67,000,000,000	Indonesia Treasury Bill
	0.000%, 02/09/2012 (d)	7,450,796
	Israel Treasury Bill
8,700,000	0.000%, 02/01/2012 (d)	2,300,395
8,800,000	0.000%, 04/04/2012 (d)	2,315,300
	Malaysia Government Bond
31,050,000	3.718%, 06/15/2012	9,791,269
3,310,000	3.434%, 08/15/2014	1,041,349
	Mexican Bonos
60,000,000	8.000%, 12/19/2013	4,620,720
33,500,000	6.000%, 06/18/2015	2,493,891
60,000	8.500%, 12/13/2018	497,026

Principal Amount		Value

	FOREIGN DEBT OBLIGATIONS (Continued)
4,000,000	New South Wales Treasury Corp.
	5.500%, 08/01/2013	$3,968,945
	Poland Government Bond
17,735,000	0.000%, 01/25/2013 (d)	5,057,711
3,073,000	0.000%, 07/25/2013 (d)	859,514
4,000,000	Queensland Treasury Corp.
	6.000%, 08/21/2013	3,993,857
	Republic of Ghana
80,000	14.990%, 03/11/2013	51,658
60,000	14.250%, 07/29/2013	38,273
	Republic of Greece
970,000	4.700%, 03/20/2024	441,978
5,000	4.500%, 09/20/2037	2,225
	Republic of Hungary
2,200,000	6.750%, 02/12/2013	10,060
314,600,000	5.500%, 02/12/2014	1,389,306
309,000,000	6.750%, 08/22/2014	1,399,112
64,600,000	6.750%, 08/22/2014	292,500
1,800,000	8.000%, 02/12/2015	8,427
8,800,000	5.500%, 02/12/2016	37,400
632,400,000	6.750%, 02/24/2017	2,780,662
58,700,000	6.750%, 11/24/2017	255,844
2,700,000	6.500%, 06/24/2019	11,242
2,650,000	6.375%, 03/29/2021	2,591,700
2,290,000	Republic of Iceland
	4.875%, 06/16/2016 (b)	2,248,720
350,000	Republic of Indonesia
	4.875%, 05/05/2021 (b)	355,250
9,600,000,000	8.375%, 09/15/2026	1,215,075
	Republic of Ireland
1,280,000	4.000%, 01/15/2014	1,629,132
810,000	4.600%, 04/18/2016	1,005,031
790,000	4.500%, 10/18/2018	904,529
990,000	4.400%, 06/18/2019	1,119,704
270,000	5.900%, 10/18/2019	324,799
180,000	4.500%, 04/18/2020	200,908
95,000	5.000%, 10/18/2020	107,367
1,015,000	5.400%, 03/13/2025	1,139,548
	Republic of Korea
2,084,500,000	3.750%, 06/10/2013	1,776,009
17,120,000,000	3.000%, 12/10/2013	14,375,365
1,260,000	Republic of Latvia
	5.250%, 06/16/2021 (b)	1,200,150

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Principal Amount		Value

	FOREIGN DEBT OBLIGATIONS (Continued)
56,000,000	Republic of Philippines
	6.250%, 01/14/2036	$1,218,479
	Republic of Poland
386,000	4.750%, 04/25/2012	116,722
80,000	0.000%, 07/25/2012 (d)	23,305
2,676,000	0.000%, 10/25/2012 (d)	771,812
210,000	5.250%, 04/25/2013	64,319
430,000	5.000%, 10/24/2013	131,178
	Republic of Portugal
260,000	3.850%, 04/15/2021	206,667
300,000	4.950%, 10/25/2023	243,164
1,060,000	Republic of Serbia
	7.250%, 09/28/2021 (b)	985,524
35,000,000	Russian Federation
	7.850%, 03/10/2018	1,069,870
2,300,000	Ukraine Government International Bond
	7.950%, 02/23/2021 (b)	2,093,000
394,000	United Kingdom Gilt
	5.250%, 06/07/2012	633,806
135,000	United Mexican States
	7.500%, 06/21/2012	996,395
2,700,000	Western Australia Treasury Corp.
	8.000%, 06/15/2013	2,781,819

	Total Foreign Debt Obligations
	(Cost $108,253,099)	100,204,708

Number of Shares

	PREFERRED STOCKS - 0.29%
	Insurance - 0.29%
24,000	Montpelier Re Holdings Ltd. (a)	615,840

	Total Preferred Stocks
	(Cost $600,000)	615,840

Principal Amount

	SHORT TERM INVESTMENTS - 11.10%
	Commercial Paper - 0.51%
1,080,000	Volkswagen Financial Services NV
	6.25%, 07/15/2015	1,083,335

Number of Shares

	Money Market Funds - 5.88%
12,490,833	Federated Prime Obligations Fund
	Effective Yield, 0.13%	12,490,833

Principal Amount		Value

	U.S. Treasury Bill - 4.71%
	U.S. Treasury Bill
6,000,000	0.008%, 11/10/2011	$5,999,517
4,000,000	0.030%, 03/22/2012 (e)	3,999,096

		9,998,613

	Total Short Term Investments
	(Cost $23,661,480)	23,572,781

	Total Investments
	(Cost $226,399,038) - 98.48%	209,159,007

	Other Assets in Excess of
	Liabilities - 1.52%	3,236,820

	TOTAL NET
	ASSETS - 100.00%	$212,395,827

Percentages are stated as a percent of net assets.
Principal Amounts are denominated in the currency in which the security was purchased.
ADR - American Depositary Receipt
(a)	Non-income producing.
(b)

Restricted securities as defined in Rule 144(b) under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. The aggregate value of these securities was $37,487,532, which represents 17.65% of total net assets.

(c)	Variable Rate Security. The rate shown is the rate in effect on September 30, 2011.
(d)	Zero coupon bond.
(e)	Partially assigned as collateral for certain futures contracts.

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
September 30, 2011

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation

S&P 500 Index Mini Futures	(58)	(3,265,400)	Dec-11	$91,137
U.S. Treasury Long Bond Futures	(73)	(10,411,625)	Jan-12	146,185
U.S. Treasury Ultra Bond Futures	47	7,455,375	Jan-12	30,322

				$267,644

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited)
September 30, 2011

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation/ (Depreciation)

10/17/2011	U.S. Dollars	$1,122,561	Australian Dollar	$1,100,000	$60,543
10/18/2011	U.S. Dollars	1,293,889	Australian Dollar	1,270,000	67,913
10/19/2011	U.S. Dollars	1,222,440	Australian Dollar	1,200,000	64,201
10/24/2011	U.S. Dollars	2,178,252	Australian Dollar	2,160,000	94,888
10/25/2011	U.S. Dollars	5,598,836	Australian Dollar	5,675,000	125,953
10/14/2011	U.S. Dollars	2,225,493	Brazil Real	3,780,000	222,560
10/24/2011	U.S. Dollars	2,006,864	Brazil Real	3,735,000	32,756
10/13/2011	U.S. Dollars	2,407,004	Canadian Dollar	2,400,000	117,510
10/24/2011	U.S. Dollars	5,577,411	Canadian Dollar	5,600,000	236,671
4/10/2012	U.S. Dollars	1,143,502	Chilean Peso	557,000,000	92,202
4/23/2012	U.S. Dollars	1,144,240	Chinese Yuan	7,330,000	(9,055)
10/14/2011	U.S. Dollars	606,729	Colombian Peso	1,100,000,000	37,260
10/6/2011	U.S. Dollars	2,089,226	Euro	1,470,000	119,912
10/11/2011	U.S. Dollars	1,114,048	Euro	785,000	62,447
10/12/2011	U.S. Dollars	1,102,650	Euro	785,000	51,057
10/13/2011	U.S. Dollars	2,222,688	Euro	1,600,000	79,327
10/14/2011	U.S. Dollars	3,292,896	Euro	2,400,000	77,878
10/17/2011	U.S. Dollars	1,128,229	Euro	825,000	23,090
10/21/2011	U.S. Dollars	3,360,406	Euro	2,480,000	38,383
10/28/2011	U.S. Dollars	3,100,116	Euro	2,280,000	46,147
10/31/2011	U.S. Dollars	604,388	Euro	422,000	39,146
4/10/2012	U.S. Dollars	10,851,349	Euro	7,734,500	492,610
4/13/2012	U.S. Dollars	4,610,341	Euro	3,230,000	284,433
5/16/2012	U.S. Dollars	5,458,295	Euro	3,891,000	247,103
6/11/2012	U.S. Dollars	1,252,535	Euro	868,700	89,088
7/16/2012	U.S. Dollars	877,876	Euro	627,000	38,135
7/18/2012	U.S. Dollars	604,032	Euro	430,000	28,133
7/19/2012	U.S. Dollars	175,138	Euro	125,000	7,725
7/20/2012	U.S. Dollars	306,699	Euro	220,000	12,053

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited) (Continued)
September 30, 2011

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation/ (Depreciation)

7/23/2012	U.S. Dollars	$116,428	Euro	$83,000	$5,266
7/31/2012	U.S. Dollars	985,289	Euro	691,917	58,605
8/1/2012	U.S. Dollars	1,955,102	Euro	1,379,553	107,465
8/2/2012	U.S. Dollars	762,370	Euro	534,734	46,200
8/3/2012	U.S. Dollars	1,006,974	Euro	715,023	49,343
8/6/2012	U.S. Dollars	788,388	Euro	559,081	39,610
8/20/2012	U.S. Dollars	2,541,623	Euro	1,770,000	171,057
8/23/2012	U.S. Dollars	167,068	Euro	116,181	11,467
8/24/2012	U.S. Dollars	166,276	Euro	115,904	11,045
8/29/2012	U.S. Dollars	166,685	Euro	116,433	10,746
9/24/2012	U.S. Dollars	261,009	Euro	191,000	5,201
9/26/2012	U.S. Dollars	120,407	Euro	89,000	1,210
4/10/2012	U.S. Dollars	8,250,000	Japanese Yen	694,608,750	(785,282)
4/13/2012	U.S. Dollars	8,370,000	Japanese Yen	706,185,270	(816,449)
10/17/2011	U.S. Dollars	1,929,026	South Korean Won	2,120,000,000	131,635
10/21/2011	U.S. Dollars	1,830,863	South Korean Won	2,100,000,000	50,922
10/14/2011	U.S. Dollars	3,337,379	Mexican Peso	42,620,000	268,572
10/21/2011	U.S. Dollars	4,249,145	Mexican Peso	56,300,000	198,236
10/3/2011	U.S. Dollars	1,163,370	Malaysian Ringgit	3,500,000	67,238
10/19/2011	U.S. Dollars	1,097,659	Malaysian Ringgit	3,400,000	33,580
10/13/2011	U.S. Dollars	1,201,646	Russian Ruble	36,500,000	70,497
4/10/2012	U.S. Dollars	591,007	Singapore Dollar	715,000	43,120
10/4/2011	Australian Dollar	1,019,863	Euro	750,000	(18,356)
10/24/2011	Australian Dollar	2,160,000	U.S. Dollars	2,144,556	(61,192)
10/25/2011	Australian Dollar	3,950,000	U.S. Dollars	3,878,824	(69,504)
10/14/2011	Brazil Real	3,780,000	U.S. Dollars	2,205,368	(202,435)
10/24/2011	Brazil Real	3,735,000	U.S. Dollars	2,060,121	(86,013)
10/13/2011	Canadian Dollar	2,400,000	U.S. Dollars	2,435,510	(146,015)
10/24/2011	Canadian Dollar	1,150,000	U.S. Dollars	1,128,170	(31,411)
4/10/2012	Chilean Peso	1,899,012,500	U.S. Dollars	3,850,000	(265,741)
4/13/2012	Chilean Peso	1,884,575,000	U.S. Dollars	3,850,000	(293,904)
4/23/2012	Chinese Yen	7,330,000	U.S. Dollars	1,154,149	(854)
10/4/2011	Euro	750,000	Australian Dollar	983,093	53,921
4/10/2012	Euro	414,729	Norwegian Krone	3,300,000	(1,814)
4/10/2012	Euro	454,000	U.S. Dollars	643,195	(35,158)
6/13/2012	Euro	386,000	U.S. Dollars	553,794	(36,826)
6/14/2012	Euro	83,000	U.S. Dollars	118,595	(7,434)
10/6/2011	Euro	785,000	U.S. Dollars	1,086,990	(35,349)
10/11/2011	Euro	785,000	U.S. Dollars	1,086,935	(35,334)
10/12/2011	Euro	785,000	U.S. Dollars	1,075,686	(24,092)
10/13/2011	Euro	1,600,000	U.S. Dollars	2,183,360	(39,999)

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
SCHEDULE OF OPEN FORWARD CURRENCY CONTRACTS (Unaudited) (Continued)
September 30, 2011

Forward expiration date	Currency to be received	Amount of Currency to be received	Currency to be delivered	Amount of Currency to be delivered	Unrealized Appreciation/ (Depreciation)

10/14/2011	Euro	$2,400,000	U.S. Dollars	$3,288,696	$(73,678)
10/17/2011	Euro	825,000	U.S. Dollars	1,130,481	(25,342)
10/21/2011	Euro	815,000	U.S. Dollars	1,101,122	(9,409)
4/10/2012	British Pound	1,961,654	U.S. Dollars	3,162,500	(108,767)
4/13/2012	British Pound	1,946,457	U.S. Dollars	3,170,000	(139,993)
9/28/2012	Hungarian Forint	35,900,000	U.S. Dollars	163,735	(5,129)
4/11/2012	Indian Rupee	117,200,000	U.S. Dollars	2,500,000	(151,335)
4/16/2012	Indian Rupee	117,575,000	U.S. Dollars	2,500,000	(144,296)
9/26/2012	South Korean Won	608,000,000	U.S. Dollars	514,835	(7,469)
10/17/2011	South Korean Won	2,120,000,000	U.S. Dollars	1,914,653	(117,262)
10/21/2011	South Korean Won	1,100,000,000	U.S. Dollars	944,206	(11,856)
12/27/2011	South Korean Won	606,000,000	U.S. Dollars	514,825	(2,731)
8/6/2012	Mexican Peso	1,597,390	U.S. Dollars	130,180	(18,045)
8/8/2012	Mexican Peso	1,605,500	U.S. Dollars	130,180	(17,494)
10/3/2012	Mexican Peso	22,740,000	U.S. Dollars	1,636,501	(48,002)
10/14/2011	Mexican Peso	42,620,000	U.S. Dollars	3,300,984	(232,177)
10/21/2011	Mexican Peso	56,300,000	U.S. Dollars	4,215,586	(164,677)
3/26/2012	Malaysian Ringgit	777,000	U.S. Dollars	244,699	(2,518)
6/18/2012	Malaysian Ringgit	2,500,000	U.S. Dollars	811,688	(34,026)
6/21/2012	Malaysian Ringgit	2,167,800	U.S. Dollars	702,531	(28,253)
9/26/2012	Malaysian Ringgit	478,000	U.S. Dollars	149,941	(2,919)
10/3/2011	Malaysian Ringgit	3,500,000	U.S. Dollars	1,148,972	(52,841)
10/3/2012	Malaysian Ringgit	5,330,000	U.S. Dollars	1,653,739	(14,579)
10/19/2011	Malaysian Ringgit	1,650,000	U.S. Dollars	525,813	(9,421)
4/10/2012	Norwegian Krone	24,469,540	Euro	3,100,000	(19,735)
4/13/2012	Norwegian Krone	23,850,939	Euro	3,010,000	(4,128)
4/10/2012	Philippine Peso	144,452,000	U.S. Dollars	3,350,000	(77,816)
4/13/2012	Philippine Peso	144,887,500	U.S. Dollars	3,350,000	(68,292)
4/10/2012	Polish Zloty	4,746,256	Euro	1,160,000	(143,767)
4/13/2012	Polish Zloty	4,578,308	Euro	1,130,000	(153,638)
8/6/2012	Polish Zloty	963,300	Euro	234,394	(29,125)
8/8/2012	Polish Zloty	497,150	Euro	120,888	(14,934)
8/9/2012	Polish Zloty	350,574	Euro	85,381	(10,716)
10/13/2011	Russian Ruble	36,500,000	U.S. Dollars	1,197,801	(66,652)
4/10/2012	Swedish Krona	44,055,858	Euro	4,840,000	(110,631)
4/13/2012	Swedish Krona	43,466,148	Euro	4,770,000	(102,694)
10/3/2012	Swedish Krona	7,620,000	Euro	816,458	3,174
3/26/2012	Singapore Dollar	637,800	U.S. Dollars	496,708	(8,085)
4/10/2012	Singapore Dollar	3,114,788	U.S. Dollars	2,475,000	(88,216)
4/13/2012	Singapore Dollar	3,120,095	U.S. Dollars	2,490,000	(99,049)
7/31/2012	Singapore Dollar	1,428,700	U.S. Dollars	1,193,069	(96,585)
8/1/2012	Singapore Dollar	1,145,260	U.S. Dollars	954,487	(75,522)
8/6/2012	Singapore Dollar	1,834,763	U.S. Dollars	1,531,279	(123,035)
10/6/2011	Singapore Dollar	2,800,000	U.S. Dollars	2,325,968	(185,103)

					$(1,574,925)

See notes to financial statements.

GuideMarkSM Opportunistic Fixed Income Fund
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, AND U.S. MUNICIPAL ISSUES — BUY PROTECTION(1) (Unaudited)
September 30, 2011

Reference Obligation	Implied Credit Spread at September 30, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid	Unrealized Appreciation

CDX 16 Hy	7.44%	5.000%	6/20/2016	Merrill Lynch	$(2,400,000)	$(216,139)	$(161,474)	$(54,665)
CDX 16 Hy	7.44%	5.000%	6/20/2016	UBS Securities	$5,500,000	$495,318	$367,813	$127,505
CDX 15 Em	3.58%	5.000%	6/20/2016	Merrill Lynch	$4,700,000	$(280,977)	$(365,138)	$84,161
CDX 16 Em	3.69%	5.000%	12/20/2016	UBS Securities	$3,500,000	$(208,579)	$(273,459)	$64,880
CDX 16 Em	3.69%	5.000%	12/20/2016	Merrill Lynch	$3,500,000	$(208,579)	$(181,240)	$(27,339)
ITRX Eur Sub Fin S16	5.29%	5.000%	12/20/2016	UBS Securities	$2,000,000	$24,812	$2,585	$22,227
Government of Spain	3.81%	1.000%	12/20/2016	Merrill Lynch	$1,100,000	$136,328	$134,559	$1,769
Erste Bank	3.25%	1.000%	9/20/2016	Merrill Lynch	$775,000	$99,685	$34,740	$64,945
MeadWestvaco Corp.	2.04%	1.000%	9/20/2016	Merrill Lynch	$1,200,000	$57,976	$44,192	$13,784
Weyerhaeuser Co.	2.25%	1.000%	9/20/2016	Merrill Lynch	$1,200,000	$68,981	$49,964	$19,017
Government of Italy	4.69%	1.000%	9/20/2016	Merrill Lynch	$1,200,000	$181,731	$176,968	$4,763

						$150,557	$(170,490)	$321,047

GuideMarkSM Opportunistic Fixed Income Fund
CREDIT DEFAULT SWAPS ON CORPORATE, SOVEREIGN, AND U.S. MUNICIPAL ISSUES — SELL PROTECTION(2) (Unaudited)
September 30, 2011

Reference Obligation	Implied Credit Spread at September 30, 2011(3)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount(4)	Fair Value	Upfront Premiums Paid	Unrealized Appreciation

NRG Energy, 7.375%	6.57%	5.000%	9/20/2016	Merrill Lynch	$300,000	$(18,985)	$(13,482)	$(5,503)

						$(18,985)	$(13,482)	$(5,503)

1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2)

If the Fund is a seller of protection and a credit event occurs, as defined under either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

4)

The maximum potential amount the Fund could be required to pay as seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See notes to financial statements.

GuidePathSM Strategic Asset Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	INVESTMENT COMPANIES - 96.28%
	Affiliated Mutual Funds - 56.53%
322,820	GuideMarkSM Global Real Return
	Fund - Institutional Shares (a)	$2,727,827
550,288	GuideMarkSM Large Cap Growth
	Fund - Institutional Shares (a)	4,539,875
689,456	GuideMarkSM Large Cap Value
	Fund - Institutional Shares (a)	4,681,409
560,690	GuideMarkSM Opportunistic Equity
	Fund - Institutional Shares (a)	4,435,055
609,193	GuideMarkSM Small/Mid Cap Core
	Fund - Institutional Shares (a)	5,342,622
1,450,321	GuideMarkSM World ex-US
	Fund - Institutional Shares (a)	9,456,092

		31,182,880

	Exchange Traded Funds - 39.75%
82,153	SPDR S&P 500 ETF Trust (b)	9,297,255
17,181	SPDR S&P China ETF (b)	958,872
243,692	Vanguard FTSE All-World ex-US
	Index Fund (b)	9,435,754
9,502	Vanguard Global ex-US Real Estate
	ETF (b)	389,582
5,494	Vanguard MSCI Emerging Markets
	ETF	197,180
19,142	Vanguard REIT ETF	973,753
10,158	Vanguard Small-Cap Growth ETF	679,164

		21,931,560

	Total Investment Companies
	(Cost $61,062,621)	53,114,440

	SHORT TERM INVESTMENTS - 3.85%
	Money Market Funds - 3.85%
2,126,542	Federated Prime Obligations Fund
	Effective Yield, 0.13%	2,126,542

	Total Short Term Investments
	(Cost $2,126,542)	2,126,542

Number of Shares		Value

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 3.29%
	Money Market Funds - 3.29%
1,813,531	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	$1,813,531

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $1,813,531)	1,813,531

	Total Investments
	(Cost $65,002,694) - 103.42%	57,054,513
	Liabilities in Excess of Other
	Assets - (3.42)%	(1,888,631)

	TOTAL NET ASSETS - 100.00%	$55,165,882

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.

See notes to financial statements.

GuidePathSM Tactical Constrained Asset Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	INVESTMENT COMPANIES - 96.31%
	Affiliated Mutual Funds - 62.08%
810,885	GuideMarkSM Core Fixed Income
	Fund - Institutional Shares (a)	$7,873,697
180,995	GuideMarkSM Global Real Return
	Fund - Institutional Shares (a)	1,529,405
466,477	GuideMarkSM Large Cap Growth
	Fund - Institutional Shares (a)	3,848,439
578,972	GuideMarkSM Large Cap Value
	Fund - Institutional Shares (a)	3,931,218
863,593	GuideMarkSM Opportunistic Equity
	Fund - Institutional Shares (a)	6,831,019
420,158	GuideMarkSM Opportunistic Fixed
	Income Fund - Institutional
	Shares (a)	3,852,852
338,313	GuideMarkSM Small/Mid Cap Core
	Fund - Institutional Shares (a)	2,967,003
713,471	GuideMarkSM World ex-US
	Fund - Institutional Shares (a)	4,651,832

		35,485,465

	Exchange Traded Funds - 31.47%
8,148	Consumer Discretionary Select
	Sector SPDR Fund (b)	284,528
4,194	Health Care Select Sector SPDR
	Fund	133,034
5,405	PowerShares Asia Pacific ex-Japan
	ETF	235,117
29,050	SPDR Barclays Capital High Yield
	Bond ETF (b)	1,051,319
69,374	SPDR S&P 500 ETF Trust (b)	7,851,056
17,442	SPDR S&P Dividend ETF	847,507
19,906	Technology Select Sector SPDR
	Fund (b)	469,184
99,316	Vanguard FTSE All-World ex-US
	Index Fund (b)	3,845,516
6,823	Vanguard Global ex-US Real Estate
	ETF (b)	279,743
3,481	Vanguard Long-Term Corporate
	Bond Fund (b)	292,752
25,899	Vanguard MSCI EAFE ETF (b)	781,373
45,690	Vanguard MSCI Emerging Markets
	ETF	1,639,814
5,490	Vanguard REIT ETF	279,276

		17,990,219

Number of Shares		Value

	INVESTMENT COMPANIES (Continued)
	Mutual Funds - 2.76%
64,593	AQR Diversified Arbitrage
	Fund - Institutional Shares	$722,792
85,433	PIMCO Emerging Local Bond
	Fund - Institutional Shares	854,331

		1,577,123

	Total Investment Companies
	(Cost $60,686,348)	55,052,807

	SHORT TERM INVESTMENTS - 3.04%
	Money Market Funds - 3.04%
1,740,172	Federated Prime Obligations Fund
	Effective Yield, 0.13%	1,740,172

	Total Short Term Investments
	(Cost $1,740,172)	1,740,172

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 3.53%
	Money Market Funds - 3.53%
2,018,007	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	2,018,007

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $2,018,007)	2,018,007

	Total Investments
	(Cost $64,444,527) - 102.88%	58,810,986
	Liabilities in Excess of Other
	Assets - (2.88)%	(1,647,603)

	TOTAL NET ASSETS - 100.00%	$57,163,383

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.

See notes to financial statements.

GuidePathSM Tactical Unconstrained Asset Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	INVESTMENT COMPANIES - 96.44%
	Affiliated Mutual Funds - 45.56%
379,839	GuideMarkSM Large Cap Growth
	Fund - Institutional Shares (a)	$3,133,669
851,386	GuideMarkSM Large Cap Value
	Fund - Institutional Shares (a)	5,780,908
874,146	GuideMarkSM Opportunistic Equity
	Fund - Institutional Shares (a)	6,914,497
920,544	GuideMarkSM Opportunistic Fixed
	Income Fund - Institutional
	Shares (a)	8,441,389
464,747	GuideMarkSM Small/Mid Cap Core
	Fund - Institutional Shares (a)	4,075,833
636,947	GuideMarkSM World ex-US
	Fund - Institutional Shares (a)	4,152,894

		32,499,190

	Exchange Traded Funds - 30.75%
384,988	SPDR Barclays Capital 1-3 Month
	T-Bill ETF (c)	17,651,700
63,153	SPDR Barclays Capital High Yield
	Bond ETF (b)	2,285,507
49,335	Vanguard High Dividend Yield
	ETF	1,994,120

		21,931,327

	Mutual Funds - 20.13%
144,103	Eaton Vance Floating-Rate
	Fund - Institutional Shares	1,247,936
205,966	Eaton Vance Global Macro Absolute
	Return Fund - Institutional Shares	2,026,708
380,600	Eaton Vance Multi-Strategy
	Absolute Return Fund -
	Institutional Shares	3,471,071
53,725	Eaton Vance Parametric Option
	Absolute Return Strategy Fund -
	Institutional Shares	551,758
25,565	Eaton Vance Worldwide Health
	Sciences Fund - Institutional
	Shares	239,802
726,628	Stadion Managed Portfolio Trust -
	Institutional Shares	6,823,040

		14,360,315

	Total Investment Companies
	(Cost $73,027,047)	68,790,832

Number of Shares		Value

	SHORT TERM INVESTMENTS - 3.48%
	Money Market Funds - 3.48%
2,484,179	Federated Prime Obligations Fund
	Effective Yield, 0.13%	$2,484,179

	Total Short Term Investments
	(Cost $2,484,179)	2,484,179

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 5.01%
	Money Market Funds - 5.01%
3,575,442	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	3,575,442

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $3,575,442)	3,575,442

	Total Investments
	(Cost $79,086,668) - 104.93%	74,850,453
	Liabilities in Excess of Other
	Assets - (4.93)%	(3,515,720)

	TOTAL NET ASSETS - 100.00%	$71,334,733

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	All or portion of this security is on loan.
(c)	Non-income producing security.

See notes to financial statements.

GuidePathSM Absolute Return Asset Allocation Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2011

Number of Shares		Value

	INVESTMENT COMPANIES - 96.68%
	Affiliated Mutual Funds - 34.21%
1,924,275	GuideMarkSM Core Fixed Income
	Fund - Institutional Shares (a)	$18,684,715
166,215	GuideMarkSM Opportunistic Equity
	Fund - Institutional Shares (a)	1,314,764
1,815,923	GuideMarkSM Opportunistic Fixed
	Income Fund - Institutional
	Shares (a)	16,652,013

		36,651,492

	Exchange Traded Funds - 28.67%
169,878	iShares Barclays Aggregate Bond
	Fund	18,705,267
40,328	iShares Barclays Credit Bond
	Fund (b)	4,346,148
57,413	iShares Floating Rate Note	2,825,294
19,283	iShares MSCI ACWI Index
	Fund (b)	754,351
88,985	SPDR Barclays Capital 1-3 Month
	T-Bill ETF (b)(c)	4,079,962

		30,711,022

	Mutual Funds - 33.80%
164,662	Eaton Vance Floating-Rate Fund -
	Institutional Shares	1,425,973
480,848	Eaton Vance Global Macro Absolute
	Return Fund - Institutional Shares	4,731,549
1,111,966	Eaton Vance Multi-Strategy Absolute
	Return Fund - Institutional Shares	10,141,128
105,998	Eaton Vance Parametric Option
	Absolute Return Strategy Fund -
	Institutional Shares	1,088,604
237,732	Highbridge Statistical Market
	Neutral Fund - Select Shares (c)	3,516,050
263,124	JPMorgan Floating Rate Note	2,475,995
400,956	JPMorgan Income Builder Fund -
	Select Shares	3,396,095
138,840	JPMorgan Long/Short Fund -
	Select Shares	1,990,968
241,902	JPMorgan Research Market Neutral
	Fund - Institutional Shares (c)	3,599,505
230,627	JPMorgan Strategic Income
	Opportunities Fund - Select
	Shares	2,608,387

Number of Shares		Value

	INVESTMENT COMPANIES (Continued)
	Mutual Funds (Continued)
80,380	JPMorgan Strategic Preservation
	Fund - Select Shares (c)	$1,241,067

		36,215,321

	Total Investment Companies
	(Cost $105,434,000)	103,577,835

	SHORT TERM INVESTMENTS - 3.26%
	Money Market Funds - 3.26%
3,489,010	Federated Prime Obligations Fund
	0.13%, 01/01/2050	3,489,010

	Total Short Term Investments
	(Cost $3,489,010)	3,489,010

	INVESTMENTS PURCHASED
	AS SECURITIES LENDING
	COLLATERAL - 3.07%
	Money Market Funds - 3.07%
3,290,600	Mount Vernon Prime Portfolio
	Effective Yield, 0.21%	3,290,600

	Total Investments Purchased as
	Securities Lending Collateral
	(Cost $3,290,600)	3,290,600

	Total Investments
	(Cost $112,213,610) - 103.01%	110,357,445
	Liabilities in Excess of Other
	Assets - (3.01)%	(3,226,802)

	TOTAL NET ASSETS - 100.00%	$107,130,643

Percentages are stated as a percent of net assets.
(a)	Affiliated to the Fund.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES
September 30, 2011 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund

ASSETS:
Investments, at value (cost $243,163,993, $259,663,265, and $93,737,950, respectively)[1]	$236,536,685	$241,709,163	$82,638,146
Cash	—	10,648	4,179
Income receivable	85,988	386,076	57,208
Receivable for dividend reclaims	—	5,537	—
Receivable for investment securities sold	2,532,434	632,854	—
Receivable for fund shares sold	637,680	675,207	338,058
Other assets	49,353	49,149	42,328

Total Assets	239,842,140	243,468,634	83,079,919

LIABILITIES:
Payable for collateral on securities loaned	65,891,012	69,671,010	22,664,419
Payable to securities lending agent (See Note 6)	6,447	8,592	1,549
Payable for investment securities purchased	581,736	247,800	97,698
Payable for fund shares redeemed	255,789	267,701	93,801
Payable to Investment Advisor	88,048	106,767	28,583
Other accrued expenses	365,991	360,924	140,741

Total Liabilities	67,189,023	70,662,794	23,026,791

NET ASSETS	$172,653,117	$172,805,840	$60,053,128

NET ASSETS CONSIST OF:
Capital stock	248,710,281	362,714,020	99,886,206
Unrealized depreciation on investments	(6,627,308)	(17,954,102)	(11,099,804)
Accumulated undistributed net investment income (loss)	(348,129)	1,552,585	(146,800)
Accumulated undistributed net realized loss	(69,081,727)	(173,506,663)	(28,586,474)

Total Net Assets	$172,653,117	$172,805,840	$60,053,128

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	1,396,604	2,119,814	1,412,253
Net assets	11,521,988	14,392,807	12,381,523
Net asset value, offering and redemption price per share	$8.25	$6.79	$8.77

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	19,592,393	23,392,054	5,452,151
Net assets	161,131,129	158,413,033	47,671,605
Net asset value, offering and redemption price per share	$8.22	$6.77	$8.74

[1]Includes loaned securities with a market value of:	$61,999,411	$65,613,937	$21,053,822

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2011 (Unaudited)

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund

ASSETS:
Investments, at value (cost $240,388,181, $209,423,820, and
$156,592,155, respectively)[1]	$198,756,824	$183,645,644	$135,180,469
Foreign currencies (cost $935,744, $0, and $0, respectively)	925,883	—	—
Income receivable	602,342	129,389	45
Receivable for dividend reclaims	425,809	1,474	—
Receivable for investment securities and foreign currencies sold	1,300,167	95,842	2,295,259
Receivable for fund shares sold	252,707	234,480	172,965
Other assets	32,090	37,615	47,465

Total Assets	202,295,822	184,144,444	137,696,203

LIABILITIES:
Payable for collateral on securities loaned	1,305,732	49,609,960	20,997,400
Payable to securities lending agent (See Note 6)	5,588	—	—
Payable for investment securities purchased	3,407,518	170,523	2,302,487
Payable for fund shares redeemed	292,921	106,962	103,083
Payable to Investment Advisor	49,750	91,560	66,668
Payable to Custodian	209,849	27,056	12,393
Other accrued expenses	435,986	241,770	253,737

Total Liabilities	5,707,344	50,247,831	23,735,768

NET ASSETS	$196,588,478	$133,896,613	$113,960,435

NET ASSETS CONSIST OF:
Capital stock	438,184,031	167,791,879	136,014,616
Unrealized depreciation on:
Investments	(41,631,357)	(25,778,176)	(21,411,686)
Foreign currencies	(9,861)	—	—
Accumulated undistributed net investment income (loss)	4,998,076	(147,599)	636,174
Accumulated undistributed net realized loss	(204,952,411)	(7,969,491)	(1,278,669)

Total Net Assets	$196,588,478	$133,896,613	$113,960,435

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	2,800,739	2,464,644	503,814
Net assets	18,254,323	19,496,038	4,255,537
Net asset value, offering and redemption price per share	$6.52	$7.91	$8.45

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	27,392,705	14,492,590	13,022,179
Net assets	178,334,155	114,400,575	109,704,898
Net asset value, offering and redemption price per share	$6.51	$7.89	$8.42

[1]Includes loaned securities with a market value of:	$1,217,050	$46,749,218	$19,511,176

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2011 (Unaudited)

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund

ASSETS:
Investments, at value (cost $527,553,450, $82,318,626, and $226,399,038, respectively)[1]	$539,727,470	$87,521,436	$209,159,007
Repurchase Agreements (cost $52,000,000, $0, and $0, respectively)	52,000,000	—	—
Appreciation of swap agreements	—	—	403,051
Variation margin on futures contracts	15,618	—	141,620
Cash	709,602	—	317,852
Income receivable	2,648,558	1,230,111	2,837,846
Receivable for investment securities and foreign currencies sold	26,169,175	41,875	4,047,053
Receivable for fund shares sold	1,905,908	115,885	771,012
Swap premiums paid	—	—	810,820
Appreciation of forward foreign currency contracts	—	—	6,523,166
Receivable from securities lending agent (See Note 6)	22,176	—	—
Other assets	64,722	44,689	63,867

Total Assets	623,263,229	88,953,996	225,075,294

LIABILITIES:
Forward sale commitments (cost $1,091,563, $0, and $0, respectively)	1,085,313	—	—
Depreciation of forward foreign currency contracts	—	—	8,098,091
Depreciation on swap agreements	—	—	87,507
Payable for collateral on securities loaned	127,029,532	—	—
Payable to broker for open swap agreements	—	—	179,843
Payable for investment securities purchased	63,338,021	500,031	1,794,420
Payable for fund shares redeemed	502,579	392,961	306,445
Payable to Investment Advisor	174,613	34,725	106,184
Swap premiums received	—	—	994,793
Foreign currencies (cost $0, $0, and $777,997 respectively)	—	—	782,113
Payable to Custodian	39,250	47,780	—
Other Payables	8,527	—	2,389
Other accrued expenses	684,475	225,493	327,682

Total Liabilities	192,862,310	1,200,990	12,679,467

NET ASSETS	$430,400,919	$87,753,006	$212,395,827

NET ASSETS CONSIST OF:
Capital stock	427,433,491	89,478,924	232,248,956
Unrealized appreciation (depreciation) on:
Investments	12,174,020	5,202,810	(17,240,031)
Foreign currencies	—	—	(4,116)
Swaps	—	—	315,544
Forward currency exchange contracts	—	—	(1,574,925)
Forward sale commitments	6,250	—	—
Futures contracts	223,201	—	267,644
Accumulated undistributed net investment income	356,357	72,329	110,524
Accumulated undistributed net realized loss	(9,792,400)	(7,001,057)	(1,727,769)

Total Net Assets	$430,400,919	$87,753,006	$212,395,827

Institutional Shares
Shares outstanding (unlimited shares of no par value authorized)	2,739,222	—	3,156,625
Net assets	26,590,569	—	28,945,882
Net asset value, offering and redemption price per share	$9.71	$—	$9.17

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	41,547,411	7,826,022	20,006,176
Net assets	403,810,350	87,753,006	183,449,945
Net asset value, offering and redemption price per share	$9.72	$11.21	$9.17

[1]Includes loaned securities with a market value of:	$124,584,759	$—	$—

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF ASSETS & LIABILITIES (Continued)
September 30, 2011 (Unaudited)

	Strategic Asset Allocation Fund	Tactical Constrained Asset Allocation Fund	Tactical Unconstrained Asset Allocation Fund	Absolute Return Asset Allocation Fund

ASSETS:
Investments, at value (cost $65,002,694, $64,444,527, $79,086,668, and $112,213,610, respectively)[1]	$57,054,513	$58,810,986	$74,850,453	$110,357,445
Cash	—	42,471	—	28,518
Income receivable	45,882	41,526	18,265	1,624
Receivable for investment securities sold	—	456,890	—	—
Receivable for fund shares sold	937,854	932,464	1,234,925	1,799,112
Receivable from investment advisor	33,638	35,430	24,074	15,421
Other assets	27,706	28,054	28,986	29,526

Total Assets	58,099,593	60,347,821	76,156,703	112,231,646

LIABILITIES:
Payable for collateral on securities loaned	1,813,531	2,018,007	3,575,442	3,290,600
Payable for investment securities purchased	1,015,472	1,053,835	1,126,044	1,406,822
Payable for fund shares redeemed	20,332	20,785	22,919	291,872
Payable to Custodian	8,338	14,870	14,774	12,370
Other accrued expenses	76,038	76,941	82,791	99,339

Total Liabilities	2,933,711	3,184,438	4,821,970	5,101,003

NET ASSETS	$55,165,882	$57,163,383	$71,334,733	$107,130,643

NET ASSETS CONSIST OF:
Capital stock	63,166,573	62,956,113	76,949,315	108,620,927
Unrealized depreciation on:
Investments	(3,254,722)	(2,160,178)	(706,880)	(754,323)
Investments in affiliates	(4,693,459)	(3,473,363)	(3,529,335)	(1,101,842)
Accumulated undistributed net investment income (loss)	(39,088)	82,453	36,229	325,529
Accumulated undistributed net realized gain (loss)	(13,422)	(241,642)	(1,414,596)	40,352

Total Net Assets	$55,165,882	$57,163,383	$71,334,733	$107,130,643

Service Shares
Shares outstanding (unlimited shares of no par value authorized)	7,011,077	6,800,570	8,245,332	10,933,530
Net assets	55,165,882	57,163,383	71,334,733	107,130,643
Net asset value, offering and redemption price per share	$7.87	$8.41	$8.65	$9.80

[1]Includes loaned securities with a market value of:	$1,722,080	$1,916,088	$3,423,641	$3,193,820

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS
For the Period Ended September 30, 2011 (Unaudited)

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $3,028, $13,655, and $115, respectively)	$1,096,985	$2,458,206	$324,677
Interest income	326	1,161	907

Total investment income	1,097,311	2,459,367	325,584

EXPENSES:
Investment advisory fees	685,683	669,121	254,145
Distribution (12b-1) fees – Service Shares	239,580	232,585	78,663
Administrative service fees – Service Shares	239,580	232,585	78,663
Shareholder servicing fees – Service Shares	67,083	65,124	20,453
Legal fees	43,009	42,024	15,947
Custody fees	37,491	25,962	27,427
Administration fees	37,177	36,332	12,733
Reports to shareholders	32,249	31,424	17,706
Fund accounting fees	22,054	21,345	9,186
Federal and state registration fees	19,289	19,289	17,150
Audit and tax fees	16,400	16,400	14,936
Directors’ fees and expenses	13,313	13,101	4,919
Transfer agent fees and expenses	12,330	12,082	7,430
Insurance fees	5,958	5,845	1,986
Compliance fees	3,985	3,842	1,388

Total expenses	1,475,181	1,427,061	562,732

Expense reimbursement by Advisor (See Note 3)	(8,035)	—	(21,533)
Less securities lending credit (See Note 6)	(20,577)	(21,204)	(14,702)

Net expenses	1,446,569	1,405,857	526,497

Net investment income (loss)	(349,258)	1,053,510	(200,913)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	31,058,936	34,329,144	4,383,771
Foreign Currencies	(37)	9	—

Total	31,058,899	34,329,153	4,383,771

Net change in unrealized depreciation on investments	(65,507,318)	(71,491,394)	(22,902,624)

Net realized and unrealized loss	(34,448,419)	(37,162,241)	(18,518,853)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(34,797,677)	$(36,108,731)	$(18,719,766)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2011 (Unaudited)

	World ex-US Fund	Opportunistic Equity Fund	Global Real Return Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $463,472, $1,134, and $0, respectively)	$4,059,572	$982,304	$1,644,001
Interest income	—	4,487	724

Total investment income	4,059,572	986,791	1,644,725

EXPENSES:
Investment advisory fees	820,498	580,502	446,779
Distribution (12b-1) fees – Service Shares	284,311	172,408	169,877
Administrative service fees – Service Shares	284,311	172,408	169,877
Shareholder servicing fees – Service Shares	79,607	48,274	47,565
Legal fees	52,282	33,689	43,732
Custody fees	223,667	27,056	8,499
Administration fees	45,811	25,459	1,378
Reports to shareholders	39,430	26,165	37,311
Fund accounting fees	39,200	17,040	473
Federal and state registration fees	21,357	19,083	33,701
Audit and tax fees	15,851	14,721	18,656
Directors’ fees and expenses	16,485	10,862	11,430
Transfer agent fees and expenses	13,898	9,922	2,176
Insurance fees	7,352	3,804	7,198
Organizational costs	—	—	45,837
Compliance fees	4,940	2,842	4,342

Total expenses	1,949,000	1,164,235	1,048,831

Expense reimbursement by Advisor (See Note 3)	(95,215)	—	—
Less securities lending credit (See Note 6)	(1,645)	(29,845)	(40,280)

Net expenses	1,852,140	1,134,390	1,008,551

Net investment income (loss)	2,207,432	(147,599)	636,174

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	11,632,488	(7,933,983)	(1,278,669)
Foreign currencies	(594,232)	(35,508)	—

Total	11,038,256	(7,969,491)	(1,278,669)

Net change in unrealized depreciation on:
Investments	(68,228,636)	(25,778,176)	(21,411,686)
Foreign currencies	(9,808)	—	—

Total	(68,238,444)	(25,778,176)	(21,411,686)

Net realized and unrealized loss	(57,200,188)	(33,747,667)	(22,690,355)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,992,756)	$(33,895,266)	$(22,054,181)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period Ended September 30, 2011 (Unaudited)

	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund	Opportunistic Fixed Income Fund

INVESTMENT INCOME:
Dividend income	$15,087	$—	$108,030
Interest income	6,418,148	2,300,849	5,253,322

Total investment income	6,433,235	2,300,849	5,361,352

EXPENSES:
Investment advisory fees	1,018,624	254,748	771,299
Distribution (12b-1) fees –Service Shares	498,676	127,374	263,699
Administrative service fees – Service Shares	498,676	127,374	263,699
Shareholder servicing fees – Service Shares	149,603	40,759	73,836
Legal fees	87,410	21,480	45,671
Custody fees	43,311	6,973	84,670
Administration fees	71,143	18,720	1,644
Reports to shareholders	49,849	11,803	55,899
Fund accounting fees	61,379	15,906	10,417
Federal and state registration fees	23,193	19,219	35,923
Audit and tax fees	18,892	13,662	21,936
Directors’ fees and expenses	24,654	6,406	17,840
Transfer agent fees and expenses	19,171	7,667	3,277
Insurance fees	11,895	3,294	10,697
Organizational costs	—	—	46,539
Compliance fees	7,768	1,898	6,442

Total expenses	2,584,244	677,283	1,713,488

Expense reimbursement by Advisor (See Note 3)	—	(20,034)	(29,877)
Less securities lending credit (See Note 6)	(51,923)	—	—

Net expenses	2,532,321	657,249	1,683,611

Net investment income	3,900,914	1,643,600	3,677,741

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	3,834,676	714,031	(1,538,133)
Foreign currencies	3,983	—	(76,335)
Forward currency exchange contracts	(161,263)	—	(20,899)
Swaps	—	—	698,477
Futures contracts	(17,057)	—	(790,879)

Total	3,660,339	714,031	(1,727,769)

Net change in unrealized appreciation (depreciation) on:
Investments	10,948,094	4,475,906	(17,240,031)
Foreign currencies	—	—	(4,116)
Forward currency contracts	150,835	—	(1,574,925)
Forward sale commitments	6,250	—	—
Swaps	—	—	315,544
Futures contracts	524,549	—	267,644

Total	11,629,728	4,475,906	(18,235,884)

Net realized and unrealized gain (loss)	15,290,067	5,189,937	(19,963,653)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$19,190,981	$6,833,537	$(16,285,912)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF OPERATIONS (Continued)
For the Period April 29, 2011[1] through September 30, 2011 (Unaudited)

	Strategic Asset Allocation Fund	Tactical Constrained Asset Allocation Fund	Tactical Unconstrained Asset Allocation Fund	Absolute Return Asset Allocation Fund

INVESTMENT INCOME:
Dividend income (net of withholding tax of $0, $0, $0 and $0, respectively)	$65,555	$189,024	$179,131	$528,284
Interest income	689	657	778	1,105

Total investment income	66,244	189,681	179,909	529,389

EXPENSES:
Investment advisory fees	26,333	26,807	45,716	64,865
Distribution (12b-1) fees - Service Shares	26,333	26,807	32,655	46,332
Administrative service fees - Service Shares	26,333	26,807	32,655	46,332
Shareholder servicing fees - Service Shares	7,374	7,506	9,143	12,973
Legal fees	1,426	1,447	1,643	2,049
Custody fees	7,233	14,870	13,349	12,370
Administration fees	342	342	342	363
Reports to shareholders	1,608	1,622	1,755	2,269
Fund accounting fees	249	434	313	341
Federal and state registration fees	17,452	17,452	17,604	17,985
Audit and tax fees	5,472	5,472	5,472	5,472
Directors’ fees and expenses	780	787	932	1,249
Transfer agent fees and expenses	370	370	384	405
Insurance fees	1,794	1,794	1,794	1,794
Organizational costs	40,488	40,488	40,488	40,488
Compliance fees	362	362	456	580

Total expenses	163,949	173,367	204,701	255,867

Expense reimbursement by Advisor (See Note 3)	(57,253)	(63,740)	(55,864)	(51,077)
Less securities lending credit (See Note 6)	(1,364)	(2,399)	(5,157)	(930)

Net expenses	105,332	107,228	143,680	203,860

Net investment income (loss)	(39,088)	82,453	36,229	325,529

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(5,833)	(151,667)	(803,779)	54,109
Investments in affiliates	(7,589)	(89,975)	(610,817)	(13,757)

Total	(13,422)	(241,642)	(1,414,596)	40,352

Net change in unrealized depreciation on:
Investments	(3,254,722)	(2,160,178)	(706,880)	(754,323)
Investments in affiliates	(4,693,459)	(3,473,363)	(3,529,335)	(1,101,842)

Total	(7,948,181)	(5,633,541)	(4,236,215)	(1,856,165)

Net realized and unrealized loss	(7,961,603)	(5,875,183)	(5,650,811)	(1,815,813)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,000,691)	$(5,792,730)	$(5,614,582)	$(1,490,284)

1   Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Growth Fund		Large Cap Value Fund

	Period Ended September 30, 2011	Year Ended March 31, 2011	Period Ended September 30, 2011	Year Ended March 31, 2011

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(349,258)	$(210,844)	$1,053,510	$2,170,622
Net realized gain on investment transactions	31,058,899	14,403,372	34,329,153	3,487,047
Change in unrealized appreciation (depreciation)
on investments	(65,507,318)	19,790,807	(71,491,394)	17,203,674

Net increase (decrease) in net assets resulting
from operations	(34,797,677)	33,983,335	(36,108,731)	22,861,343

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	13,262,563	—	16,506,268	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(333,939)	—	(339,091)	—

Net increase	12,928,624	—	16,167,177	—

Service Shares
Shares sold	99,169,279	34,064,790	101,339,925	35,157,092
Shares issued to holders in reinvestment of dividends	—	—	—	2,263,928
Shares redeemed	(115,776,297)	(64,847,160)	(108,724,872)	(58,513,846)

Net decrease	(16,607,018)	(30,782,370)	(7,384,947)	(21,092,826)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income – Service Shares	—	—	—	(2,264,115)

Total dividends and distributions	—	—	—	(2,264,115)

INCREASE (DECREASE) IN NET ASSETS	(38,476,071)	3,200,965	(27,326,501)	(495,598)
NET ASSETS:
Beginning of year	$211,129,188	$207,928,223	$200,132,341	$200,627,939

End of year (including undistributed net investment
income (loss) of $(348,129), $1,129, $1,552,585
and $499,075, respectively)	$172,653,117	$211,129,188	$172,805,840	$200,132,341

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	1,433,845	—	2,162,381	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(37,241)	—	(42,567)	—

Net increase	1,396,604	—	2,119,814	—

Service Shares
Shares sold	10,331,079	3,927,474	12,757,603	4,692,536
Shares issued to holders in reinvestment of dividends	—	—	—	289,505
Shares redeemed	(11,881,413)	(7,499,745)	(13,430,451)	(7,874,002)

Net decrease	(1,550,334)	(3,572,271)	(672,848)	(2,891,961)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Small/Mid Cap Core Fund		World ex-US Fund

	Period Ended September 30, 2011	Year Ended March 31, 2011	Period Ended September 30, 2011	Year Ended March 31, 2011

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income (loss)	$(200,913)	$(216,673)	$2,207,432	$3,415,506
Net realized gain on investment transactions	4,383,771	4,229,166	11,038,256	12,057,740
Change in unrealized appreciation (depreciation)
on investments	(22,902,624)	4,286,200	(68,238,444)	(352,760)

Net increase (decrease) in net assets resulting
from operations	(18,719,766)	8,298,693	(54,992,756)	15,120,486

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	16,156,923	—	22,878,694	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(1,538,861)	—	(1,376,977)	—

Net increase	14,618,062	—	21,501,717	—

Service Shares
Shares sold	50,388,886	6,604,384	30,078,868	66,226,573
Shares issued to holders in reinvestment of dividends	—	—	—	4,261,966
Shares redeemed	(28,982,843)	(14,803,776)	(69,701,420)	(81,264,833)

Net increase (decrease)	21,406,043	(8,199,392)	(39,622,552)	(10,776,294)

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income - Service Shares	—	—	—	(4,263,692)

Total dividends and distributions	—	—	—	(4,263,692)

INCREASE (DECREASE) IN NET ASSETS	17,304,339	99,301	$(73,113,591)	80,500
NET ASSETS:
Beginning of year	$42,748,789	$42,649,488	$269,702,069	$269,621,569

End of year (including undistributed net investment
income (loss) of $(146,800), $54,113, $4,998,076
and $2,790,644, respectively)	$60,053,128	$42,748,789	$196,588,478	$269,702,069

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	1,568,863	—	2,988,993	—
Shares issued to holders in reinvestment of dividends	—	—	—	—
Shares redeemed	(156,610)	—	(188,254)	—

Net increase	1,412,253	—	2,800,739	—

Service Shares
Shares sold	4,380,417	662,601	3,967,477	8,486,413
Shares issued to holders in reinvestment of dividends	—	—	—	532,081
Shares redeemed	(2,610,316)	(1,487,757)	(8,717,893)	(10,523,609)

Net increase (decrease)	1,770,101	(825,156)	(4,750,416)	(1,505,115)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Equity Fund	Global Real Return Fund

	April 1, 2011[1] Ended September 30, 2011	April 1, 2011[1] Ended September 30, 2011

	(Unaudited)	(Unaudited)
OPERATIONS:
Net investment income (loss)	$(147,599)	$636,174
Net realized loss on investment transactions	(7,969,491)	(1,278,669)
Change in unrealized depreciation on investments	(25,778,176)	(21,411,686)

Net decrease in net assets resulting from operations	(33,895,266)	(22,054,181)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	23,272,646	4,814,841
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(1,186,872)	(71)

Net increase	22,085,774	4,814,770

Service Shares
Shares sold	174,175,671	162,592,210
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(28,469,566)	(31,392,364)

Net increase	145,706,105	131,199,846

INCREASE IN NET ASSETS	133,896,613	113,960,435
NET ASSETS:
Beginning of year	$0	$0

End of year (including undistributed net investment income (loss) of $(147,599), and $636,174, respectively)	$133,896,613	$113,960,435

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	2,601,676	503,821
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(137,032)	(7)

Net increase	2,464,644	503,814

Service Shares
Shares sold	17,629,707	16,278,934
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(3,137,117)	(3,256,755)

Net increase	14,492,590	13,022,179

[1]	Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Core Fixed Income Fund		Tax-Exempt Fixed Income Fund

	Period Ended September 30, 2011	Year Ended March 31, 2011	Period Ended September 30, 2011	Year Ended March 31, 2011

	(Unaudited)		(Unaudited)
OPERATIONS:
Net investment income	$3,900,914	$12,740,153	$1,643,600	$6,125,439
Net realized gain (loss) on investment transactions	3,660,339	(9,073,100)	714,031	(116,442)
Change in unrealized appreciation (depreciation) on investments	11,629,728	26,814,898	4,475,906	(4,266,163)

Net increase in net assets resulting from operations	19,190,981	30,481,951	6,833,537	1,742,834

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	27,347,700	—	—	—
Shares issued to holders in reinvestment of dividends	179,980	—	—	—
Shares redeemed	(1,095,913)	—	—	—

Net increase	26,431,767	—	—	—

Service Shares
Shares sold	110,310,834	187,560,080	8,757,395	51,372,371
Shares issued to holders in reinvestment of dividends	4,085,588	14,828,487	1,655,346	6,257,986
Shares redeemed	(307,293,307)	(184,064,092)	(98,167,442)	(78,112,852)

Net increase (decrease)	(192,896,885)	18,324,475	(87,754,701)	(20,482,495)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income - Institutional Shares	(179,980)	—	—	—
Net investment income - Service Shares	(4,085,926)	(14,829,215)	(1,655,974)	(6,259,146)

Total dividends and distributions	(4,265,906)	(14,829,215)	(1,655,974)	(6,259,146)

INCREASE (DECREASE) IN NET ASSETS	(151,540,043)	33,977,211	(82,577,138)	(24,998,807)
NET ASSETS:
Beginning of year	$581,940,962	$547,963,751	$170,330,144	$195,328,951

End of year (including undistributed net investment income of $356,408, $721,349, $72,329 and $84,703, respectively)	$430,400,919	$581,940,962	$87,753,006	$170,330,144

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	2,833,837	—	—	—
Shares issued to holders in reinvestment of dividends	18,486	—	—	—
Shares redeemed	(113,101)	—	—	—

Net increase	2,739,222	—	—	—

Service Shares
Shares sold	11,458,544	19,988,828	798,059	4,655,458
Shares issued to holders in reinvestment of dividends	422,726	1,588,021	148,965	571,371
Shares redeemed	(32,478,480)	(19,635,589)	(9,089,666)	(7,109,822)

Net increase (decrease)	(20,597,210)	1,941,260	(8,142,642)	(1,882,993)

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Opportunistic Fixed Income Fund	Strategic Asset Allocation Fund

	April 1, 2011[1] Ended September 30, 2011	April 29, 2011[1] Ended September 30, 2011

	(Unaudited)	(Unaudited)
OPERATIONS:
Net investment income (loss)	$3,677,741	$(39,088)
Net realized gain (loss) on investment transactions	(1,727,769)	(13,422)
Change in unrealized depreciation on investments	(18,235,884)	(7,948,181)

Net decrease in net assets resulting from operations	(16,285,912)	(8,000,691)

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Shares sold	30,987,021	—
Shares issued to holders in reinvestment of dividends	341,308	—
Shares redeemed	(497,296)	—

Net increase	30,831,033	—

Service Shares
Shares sold	266,790,040	64,705,462
Shares issued to holders in reinvestment of dividends	3,225,909	—
Shares redeemed	(68,598,026)	(1,538,889)

Net increase	201,417,923	63,166,573

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Net investment income - Institutional Shares	(341,308)	—
Net investment income - Service Shares	(3,225,909)	—

Total dividends and distributions	(3,567,217)	—

INCREASE IN NET ASSETS	212,395,827	55,165,882
NET ASSETS:
Beginning of year	$0	$0

End of year (including undistributed net investment income (loss) of $110,524, and $(39,088), respectively)	$212,395,827	$55,165,882

CHANGES IN SHARES OUTSTANDING
Institutional Shares
Shares sold	3,171,581	—
Shares issued to holders in reinvestment of dividends	36,695	—
Shares redeemed	(51,651)	—

Net increase	3,156,625	—

Service Shares
Shares sold	26,751,118	7,187,440
Shares issued to holders in reinvestment of dividends	340,807	—
Shares redeemed	(7,085,749)	(176,363)

Net increase	20,006,176	7,011,077

[1]	Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Tactical Constrained Asset Allocation Fund	Tactical Unconstrained Asset Allocation Fund

	April 29, 2011[1] Ended September 30, 2011	April 29, 2011[1] Ended September 30, 2011

	(Unaudited)	(Unaudited)
OPERATIONS:
Net investment income	$82,453	$36,229
Net realized gain (loss) on investment transactions	(241,642)	(1,414,596)
Change in unrealized depreciation on investments	(5,633,541)	(4,236,215)

Net decrease in net assets resulting from operations	(5,792,730)	(5,614,582)

CAPITAL SHARE TRANSACTIONS:
Service Shares
Shares sold	64,523,227	79,315,942
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(1,567,114)	(2,366,627)

Net increase	62,956,113	76,949,315

INCREASE IN NET ASSETS	57,163,383	71,334,733
NET ASSETS:
Beginning of year	$0	$0

End of year (including undistributed net investment income of $82,453, and $36,229, respectively)	$57,163,383	$71,334,733

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	6,973,806	8,503,552
Shares issued to holders in reinvestment of dividends	—	—
Shares redeemed	(173,236)	(258,220)

Net increase	6,800,570	8,245,332

[1]	Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

Absolute Return Asset Allocation Fund

April 29, 2011[1] Ended September 30, 2011

(Unaudited)
OPERATIONS:
Net investment income	$325,529
Net realized gain on investment transactions	40,352
Change in unrealized depreciation on investments	(1,856,165)

Net decrease in net assets resulting from operations	(1,490,284)

CAPITAL SHARE TRANSACTIONS:
Service Shares
Shares sold	111,345,369
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(2,724,442)

Net increase	108,620,927

INCREASE IN NET ASSETS	107,130,643
NET ASSETS:
Beginning of year	$0

End of year (including undistributed net investment income of $325,529)	$107,130,643

CHANGES IN SHARES OUTSTANDING
Service Shares
Shares sold	11,208,400
Shares issued to holders in reinvestment of dividends	—
Shares redeemed	(274,870)

Net increase	10,933,530

[1]	Date of inception.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

Large Cap Growth Fund

Institutional

April 29, 2011[1] Through September 30, 2011

(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.29
Income from investment operations:
Net investment income	— *
Net realized and unrealized losses on investments	(2.04)

Total from investment operations	(2.04)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Return of capital	—

Total distributions	—

Net asset value, end of period	$8.25

Total return	-20.06%[2]
Supplemental data and ratios:
Net assets, end of period	$11,521,988
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.92%[3]
After expense reimbursement (recapture) and securities lending credit	0.89%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.20%[3]
After expense reimbursement (recapture) and securities lending credit	0.23%[3]
Portfolio turnover rate	101.33%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Growth Fund

	Service

	Period Ended September 30, 2011	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.99	$8.41	$5.67	$8.81	$9.62	$9.95
Income from investment operations:
Net investment income (loss)	(0.02)	(0.01)	0.01	0.00	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	(1.75)	1.59	2.75	(3.14)	(0.30)	(0.06)

Total from investment operations	(1.77)	1.58	2.76	(3.14)	(0.31)	(0.08)

Less distributions:
Dividends from net investment income	—	—	(0.01)	—	—	—
Dividends from net realized gains	—	—	—	—*	(0.50)	(0.25)
Return of capital	—	—	(0.01)	—	—	—

Total distributions	—	—	(0.02)	—	(0.50)	(0.25)

Net asset value, end of period	$8.22	$9.99	$8.41	$5.67	$8.81	$9.62

Total return	-17.72%[1]	18.79%	48.60%	-35.63%	-3.88%	-0.80%
Supplemental data and ratios:
Net assets, end of period	$161,131,129	$211,129,188	$207,928,223	$203,479,219	$649,307,452	$753,638,303
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.52%[2]	1.45%	1.46%	1.40%	1.33%	1.33%
After expense reimbursement (recapture) and securities lending credit	1.49%[2]	1.43%	1.41%	1.27%	1.28%	1.31%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.40%[2]	-0.13%	0.09%	-0.15%	-0.15%	-0.27%
After expense reimbursement (recapture) and securities lending credit	-0.37%[2]	-0.11%	0.14%	-0.02%	-0.10%	-0.25%
Portfolio turnover rate	101.33%[1]	63.33%	69.83%	98.67%	62.86%	142.66%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

Large Cap Value Fund

Institutional

April 29, 2011[1] Through September 30, 2011

(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.54
Income from investment operations:
Net investment income	0.02
Net realized and unrealized losses on investments	(1.77)

Total from investment operations	(1.75)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$6.79

Total return	-20.49%[2]
Supplemental data and ratios:
Net assets, end of period	$14,392,807
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.94%[3]
After expense reimbursement (recapture) and securities lending credit	0.91%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.99%[3]
After expense reimbursement (recapture) and securities lending credit	2.02%[3]
Portfolio turnover rate	85.09%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund

	Service

	Period Ended September 30, 2011	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year ended March 31, 2007

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.32	$7.44	$4.85	$9.85	$12.34	$11.77
Income from investment operations:
Net investment income	0.04	0.09	0.10	0.19	0.15	0.14
Net realized and unrealized gains (losses) on investments	(1.59)	0.88	2.60	(4.99)	(1.55)	1.67

Total from investment operations	(1.55)	0.97	2.70	(4.80)	(1.40)	1.81

Less distributions:
Dividends from net investment income	—	(0.09)	(0.11)	(0.20)	(0.14)	(0.14)
Dividends from net realized gains	—	—	—	— *	(0.95)	(1.10)

Total distributions	—	(0.09)	(0.11)	(0.20)	(1.09)	(1.24)

Net asset value, end of period	$6.77	$8.32	$7.44	$4.85	$9.85	$12.34

Total return	-18.63%[1]	13.15%	55.37%	-48.85%	-12.23%	15.32%
Supplemental data and ratios:
Net assets, end of period	$158,413,033	$200,132,341	$200,627,939	$180,181,364	$574,388,589	$682,408,978
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.51%[2]	1.44%	1.44%	1.38%	1.33%	1.32%
After expense reimbursement (recapture) and securities lending credit	1.49%[2]	1.42%	1.40%	1.22%	1.28%	1.28%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.06%[2]	1.13%	1.27%	1.60%	1.16%	1.00%
After expense reimbursement (recapture) and securities lending credit	1.08%[2]	1.15%	1.31%	1.76%	1.21%	1.04%
Portfolio turnover rate	85.09%[1]	16.35%	26.85%	58.45%	40.54%	30.25%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

Small/Mid Cap Core Fund

Institutional

April 29, 2011[1] Through September 30, 2011

(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.93
Income from investment operations:
Net investment income	— *
Net realized and unrealized losses on investments	(3.16)

Total from investment operations	(3.16)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—
Return of capital	—

Total distributions	—

Net asset value, end of period	$8.77

Total return	-26.86%[2]
Supplemental data and ratios:
Net assets, end of period	$12,381,523
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.21%[3]
After expense reimbursement (recapture) and securities lending credit	1.09%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.15%[3]
After expense reimbursement (recapture) and securities lending credit	0.27%[3]
Portfolio turnover rate	154.34%[2]

Portfolio Turnover is calculated for the Fund as a whole.

[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

			Small/Mid Cap Core Fund

			Service

	Period Ended September 30, 2011	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$11.61	$9.46	$5.69	$9.24	$11.95	$14.41
Income from investment operations:
Net investment income (loss)	(0.04)	(0.05)	0.01	0.08	0.08	0.31
Net realized and unrealized gains (losses) on investments	(2.83)	2.20	3.78	(3.56)	(2.36)	0.81

Total from investment operations	(2.87)	2.15	3.79	(3.48)	(2.28)	1.12

Less distributions:
Dividends from net investment income	—	—	— *	(0.07)	(0.08)	(0.31)
Dividends from net realized gains	—	—	—	—	(0.35)	(3.27)
Return of capital	—	—	(0.02)	—*	—*	—

Total distributions	—	—	(0.02)	(0.07)	(0.43)	(3.58)

Net asset value, end of period	$8.74	$11.61	$9.46	$5.69	$9.24	$11.95

Total return	-24.72%[1]	22.73%	66.39%	-37.59%	-19.47%	7.63%
Supplemental data and ratios:
Net assets, end of period	$47,671,605	$42,748,789	$42,649,488	$45,179,654	$99,548,384	$110,079,540
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.70%[2]	1.71%	1.67%	1.59%	1.48%	1.47%
After expense reimbursement (recapture) and securities lending credit	1.59%[2]	1.59%	1.59%	1.28%	1.40%	1.41%
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.77%[2]	-0.66%	-0.06%	0.58%	0.61%	1.68%
After expense reimbursement (recapture) and securities lending credit	-0.66%[2]	-0.54%	0.02%	0.89%	0.69%	1.75%
Portfolio turnover rate	154.34%[1]	44.75%	52.31%	65.97%	127.62%	174.94%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

World ex-US Fund

Institutional

April 29, 2011[1] Through September 30, 2011

(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.73
Income from investment operations:
Net investment income	0.02
Net realized and unrealized losses on investments	(2.23)

Total from investment operations	(2.21)

Less distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$6.52

Total return	-25.49%[2]
Supplemental data and ratios:
Net assets, end of period	$18,254,323
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.38%[3]
After expense reimbursement (recapture) and securities lending credit	0.38%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.47%[3]
After expense reimbursement (recapture) and securities lending credit	0.47%[3]
Portfolio turnover rate	127.34%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	World ex-US Fund

	Service

	Period Ended September 30, 2011	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$8.39	$8.01	$5.80	$11.96	$14.73	$14.06
Income from investment operations:
Net investment income	0.09	0.11	0.20	0.25	0.13	0.16
Net realized and unrealized gains (losses) on investments	(1.97)	0.40	2.22	(6.26)	(0.44)	2.24

Total from investment operations	(1.88)	0.51	2.42	(6.01)	(0.31)	2.40

Less distributions:
Dividends from net investment income	—	(0.13)	(0.21)	(0.07)	(0.14)	(0.18)
Dividends from net realized gains	—	—	—	(0.08)	(2.32)	(1.55)

Total distributions	—	(0.13)	(0.21)	(0.15)	(2.46)	(1.73)

Net asset value, end of period	$6.51	$8.39	$8.01	$5.80	$11.96	$14.73

Total return	-22.41%[1]	6.48%	41.68%	-50.42%	-3.85%	17.65%
Supplemental data and ratios:
Net assets, end of period	$178,334,155	$269,702,069	$269,621,569	$223,339,201	$681,622,030	$779,422,324
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.67%[2]	1.50%	1.53%	1.53%	1.43%	1.39%
After expense reimbursement (recapture) and securities lending credit	1.59%[2]	1.50%	1.53%	1.52%	1.42%	1.37%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.81%[2]	1.34%	2.01%	1.94%	0.87%	0.95%
After expense reimbursement (recapture) and securities lending credit	1.89%[2]	1.34%	2.01%	1.95%	0.88%	0.97%
Portfolio turnover rate	127.34%[1]	47.34%	65.33%	144.98%	119.13%	89.16%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Opportunistic Equity Fund		Global Real Return Fund

	Institutional	Service	Institutional	Service

	April 29, 2011[1] Through September 30, 2011	Period Ended September 30, 2011	April 29, 2011[1] Through September 30, 2011	Period Ended September 30, 2011

	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.15	$10.00	$10.24	$10.00
Income from investment operations:
Net investment income (loss)	0.01	(0.01)	0.02	0.05
Net realized and unrealized losses on investments	(2.25)	(2.10)	(1.81)	(1.63)

Total from investment operations	(2.24)	(2.11)	(1.79)	(1.58)

Net asset value, end of period	$7.91	$7.89	$8.45	$8.42

Total return	-22.53%[2]	-21.10%[2]	-18.04%[2]	-15.80%[2]
Supplemental data and ratios:
Net assets, end of period	$19,496,038	$114,400,575	$4,255,537	$109,704,898
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.09%[3]	1.63%[3]	0.92%[3]	1.53%[3]
After expense reimbursement (recapture) and securities lending credit	1.04%[3]	1.59%[3]	0.85%[3]	1.47%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.37%[3]	-0.28%[3]	1.37%[3]	0.86%[3]
After expense reimbursement (recapture) and securities lending credit	0.42%[3]	-0.24%[3]	1.44%[3]	0.92%[3]
Portfolio turnover rate	32.66%[2]	32.66%[2]	26.60%[2]	26.60%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

Core Fixed Income Fund

Institutional

April 29, 2011[1] Through September 30, 2011

(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.47
Income from investment operations:
Net investment income	0.10
Net realized and unrealized gains on investments	0.27

Total from investment operations	0.37

Less distributions:
Dividends from net investment income	(0.13)
Dividends from net realized gains	—

Total distributions	(0.13)

Net asset value, end of period	$9.71

Total return	3.81%[2]
Supplemental data and ratios:
Net assets, end of period	$26,590,569
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	0.70%[3]
After expense reimbursement (recapture) and securities lending credit	0.67%[3]
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	2.38%[3]
After expense reimbursement (recapture) and securities lending credit	2.41%[3]
Portfolio turnover rate	222.02%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Core Fixed Income Fund

	Service

	Period Ended September 30, 2011	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

	(Unaudited)
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$9.36	$9.10	$7.92	$9.20	$9.27	$9.11
Income from investment operations:
Net investment income	0.10	0.21	0.33	0.41	0.41	0.38
Net realized and unrealized gains (losses) on investments	0.36	0.29	1.17	(1.11)	(0.06)	0.15

Total from investment operations	0.46	0.50	1.50	(0.70)	0.35	0.53

Less distributions:
Dividends from net investment income	(0.10)	(0.24)	(0.32)	(0.40)	(0.41)	(0.37)
Dividends from net realized gains	—	—	—	(0.18)	(0.01)	—

Total distributions	(0.10)	(0.24)	(0.32)	(0.58)	(0.42)	(0.37)

Net asset value, end of period	$9.72	$9.36	$9.10	$7.92	$9.20	$9.27

Total return	4.93%[1]	5.58%	19.21%	-7.57%	3.87%	5.96%
Supplemental data and ratios:
Net assets, end of period	$403,810,350	$581,940,962	$547,963,751	$504,451,429	$804,085,918	$716,017,829
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.28%[2]	1.25%	1.28%	1.26%	1.18%	1.16%
After expense reimbursement (recapture) and securities lending credit	1.26%[2]	1.24%	1.25%	1.18%	1.13%	1.14%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture) and securities lending credit	1,88%[2]	2.23%	3.71%	4.54%	4.37%	4.14%
After expense reimbursement (recapture) and securities lending credit	1.90%[2]	2.24%	3.74%	4.62%	4.42%	4.16%
Portfolio turnover rate	222.02%[1]	485.40%	224.89%	261.77%	307.52%	280.55%

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Tax-Exempt Fixed Income Fund

	Service

	Period Ended September 30, 2011	Year Ended March 31, 2011	Year Ended March 31, 2010	Year Ended March 31, 2009	Year Ended March 31, 2008	Year Ended March 31, 2007

	(Unaudited)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.67	$10.94	$10.27	$10.64	$10.92	$10.77
Income from investment operations:
Net investment income	0.20	0.36	0.36	0.34	0.31	0.27
Net realized and unrealized gains (losses) on investments	0.53	(0.26)	0.66	(0.37)	(0.28)	0.15

Total from investment operations	0.73	0.10	1.02	(0.03)	0.03	0.42

Less distributions:
Dividends from net investment income	(0.19)	(0.37)	(0.35)	(0.34)	(0.31)	(0.27)

Total distributions	(0.19)	(0.37)	(0.35)	(0.34)	(0.31)	(0.27)

Net asset value, end of period	$11.21	$10.67	$10.94	$10.27	$10.64	$10.92

Total return	6.88%[1]	0.89%	10.06%	-0.25%	0.28%	3.92%
Supplemental data and ratios:
Net assets, end of period	$87,753,006	$170,330,144	$195,328,951	$193,579,910	$257,440,133	$247,841,846
Ratio of expenses to average net assets
Before expense reimbursement (recapture)	1.33%[2]	1.29%	1.30%	1.30%	1.23%	1.28%
After expense reimbursement (recapture)	1.29%[2]	1.29%	1.29%	1.29%	1.23%	1.28%
Ratio of net investment income to average net assets
Before expense reimbursement (recapture)	3.19%[2]	3.25%	3.30%	3.09%	2.93%	2.53%
After expense reimbursement (recapture)	3.23%[2]	3.25%	3.31%	3.10%	2.93%	2.53%
Portfolio turnover rate	15.50%[1]	38.01%	57.44%	44.37%	66.26%	50.36%

[1]	Not annualized.
[2]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Opportunistic Fixed Income Fund

	Institutional	Service

	April 29, 2011[1] Through September 30, 2011	Period Ended September 30, 2011

	(Unaudited)	(Unaudited)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10,06	$10.00
Income from investment operations:
Net investment income	0.13	0.16
Net realized and unrealized losses on investments	(0.84)	(0.84)

Total from investment operations	(0.71)	(0.68)

Less distributions:
Dividends from net investment income	(0.18)	(0.15)
Total distributions	(0.18)	(0.15)

Net asset value, end of period	$9.17	$9.17

Total return	-7.24%[2]	-6.85%[2]

Supplemental data and ratios:
Net assets, end of period	$28,945,882	$183,449,945
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.06%[3]	1.58%[3]
After expense reimbursement (recapture) and securities lending credit	1.05%[3]	1.55%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	4.25%[3]	3.27%[3]
After expense reimbursement (recapture) and securities lending credit	4.26%[3]	3.30%[3]
Portfolio turnover rate	39.16%[2]	39.16%[2]

Portfolio Turnover is calculated for the Fund as a whole.
[1]	Date of Inception.
[2]	Not annualized.
[3]	Annualized.

See notes to financial statements.

GuideMarkSM Funds & GuidePathSM Funds
FINANCIAL HIGHLIGHTS

	Strategic Asset Allocation Fund	Tactical Constrained Asset Allocation Fund	Tactical Unconstrained Asset Allocation Fund	Absolute Return Asset Allocation Fund

	Service

	April 29, 2011[1] Through September 30, 2011	April 29, 2011[1] Through September 30, 2011	April 29, 2011[1] Through September 30, 2011	April 29, 2011[1] Through September 30, 2011

	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)

Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:
Net asset value, beginning of period	$10.00	$10.00	$10.00	$10.00
Income from investment operations:
Net investment income (loss)	(0.01)	0.01	— *	0.03
Net realized and unrealized losses on investments	(2.12)	(1.60)	(1.35)	(0.23)

Total from investment operations	(2.13)	(1.59)	(1.35)	(0.20)

Net asset value, end of period	$7.87	$8.41	$8.65	$9.80

Total return	-21.30%[2]	-15.90%[2]	-13.50%[2]	-2.00%[2]
Supplemental data and ratios:
Net assets, end of period	$55,165,882	$57,163,383	$71,334,733	$107,130,643
Ratio of expenses to average net assets
Before expense reimbursement (recapture) and securities lending credit	1.56%[3]	1.62%[3]	1.57%[3]	1.38%[3]
After expense reimbursement (recapture) and securities lending credit	1.00%[3]	1.00%[3]	1.10%[3]	1.10%[3]
Ratio of net investment income (loss) to average net assets
Before expense reimbursement (recapture) and securities lending credit	-0.93%[3]	0.15%[3]	-0.19%[3]	1.48%[3]
After expense reimbursement (recapture) and securities lending credit	-0.37%[3]	0.77%[3]	0.28%[3]	1.76%[3]
Portfolio turnover rate	3.94%[2]	12.52%[2]	98.36%[2]	23.77%[2]

[1]	Date of inception.
[2]	Not annualized.
[3]	Annualized.
*	Amount represents less than $0.01 per share.

See notes to financial statements.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2011

1.	Organization

GPS Funds I (formerly, AssetMark Funds) and GPS Funds II (the “Trusts”) are organized as Delaware statutory trusts under Declarations of Trusts dated January 2, 2001 and October 20, 2010, respectively. The Trusts are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as open-end management investment companies. GPS Funds I is comprised of the following 7 funds: GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Core Fixed Income Fund, GuideMarkSM Tax-Exempt Fixed Income Fund and GPS Funds II is comprised of the following 6 funds: GuideMarkSM Global Real Return Fund, GuideMarkSM Opportunistic Fixed Income Fund, GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSMTactical Unconstrained Asset Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund (collectively, the “Funds”). All of the Funds, except for the GuideMarkSM Opportunistic Fixed Income Fund, are classified and operate as diversified funds under the 1940 Act. The GuideMarkSM Opportunistic Fixed Income Fund is classified as non-diversified. Each Fund represents a distinct portfolio with its own investment objectives and policies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Effective April 1, 2011, the GuideMarkSM Large Cap Growth Fund, GuideMarkSM Large Cap Value Fund, GuideMarkSM Small/Mid Cap Core Fund, GuideMarkSM World ex-US Fund, GuideMarkSM Core Fixed Income Fund and GuideMarkSM Tax-Exempt Fixed Income Fund completed a restructuring to become the GuideMarkSM Funds. As of April 1, 2011, the GuideMarkSM Opportunistic Equity Fund, GuideMarkSM Global Real Return Fund and GuideMarkSM Opportunistic Fixed Income Fund commenced operations. As of April 29, 2011, the GuidePathSM Strategic Asset Allocation Fund, GuidePathSM Tactical Constrained Asset Allocation Fund, GuidePathSM Tactical Unconstrained Asset

Allocation Fund and GuidePathSM Absolute Return Asset Allocation Fund commenced operations. Each GuideMarkSM Fund offers two classes of shares: Service Shares and Institutional Shares.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with U.S. generally accepted accounting principals (“GAAP”).

(a) Investment Valuation

Portfolio securities listed on a national or foreign securities exchange, except those listed on NASDAQ, for which market quotations are available are valued at the last quoted sale price on each business day. Portfolio securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) on each business day. If there is no reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded.

All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Non-exchange traded ADRs are priced with an evaluated price as determined by the current evaluated pricing procedures of, and provided by, the pricing vendor.

Fixed income securities that have a maturity of greater than 60 days are generally valued on the basis of evaluations obtained from third party pricing services, which take into account appropriate factors such as institutional sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short term investments having a maturity of less than 60 days are valued at amortized cost.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Investments in mutual funds are valued at the closing net asset value per share of each mutual fund on the day of valuation.

Securities for which no market quotations are readily available or when a significant event has occurred between the time of the security’s last close and the time that a Fund next calculates its net asset value will be valued at their fair value as determined by the applicable Fund’s Valuation Committee. Securities for which no market prices are readily available will be valued at their fair value as determined by the Valuation Committee under procedures adopted by the applicable Board of Trustees.

Valuation Measurements

The Funds have adopted authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

During the period, certain of the securities and other instruments held by the Funds were categorized as Level 2 or Level 3 based upon the inputs and methodologies used to determine the fair value of the security or instrument. Descriptions of the inputs and valuation methodologies used to determine the fair values of each class of investments within Level 2 and Level 3 are set forth below.

Level 2 Investments. The Funds’ investments that were categorized as Level 2 include: (1) certain fixed income securities, including asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. and foreign government obligations, mortgage-backed securities and municipal bonds; (2) certain common stocks and convertible preferred stocks; and (3) certain over-the-counter derivative instruments, including forward currency contracts.

Fixed income securities are normally valued by pricing vendors that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models typically use inputs that are observable such as institutional sized trading in similar groups of securities, yield, credit quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Certain common stocks that trade or foreign exchanges are subject to valuation adjustments. These valuation adjustments are applied to the foreign exchange-traded common stocks to account for the market movement between the close of the foreign market in which the security is traded and the close of the New York Stock Exchange. These securities are valued using pricing vendors that consider the correlation patterns of price movements of the foreign security to the intraday trading in the U.S. markets.

Foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued using pricing vendors. Depending upon the instrument, its value may be provided by a pricing vendor using a series of techniques, including pricing models. The pricing models typically use inputs that are observed from active markets such as indices, spreads, interest rates, curves, dividends and exchange rates.

Level 3 Investments. The Funds’ investments that were categorized as Level 3 include: (1) fair valued securities, including investments purchased as securities lending collateral and warrants.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Certain of the Funds’ investments are normally valued by pricing vendors using relevant observable inputs, as described above. In certain circumstances, the types of observable inputs that are typically used by a pricing service may be unavailable or deemed by the pricing service to be unreliable. In these instances, the pricing vendor may value the security based upon significant unobservable inputs, or the pricing vendor may not provide a value for the security. To the extent that a pricing vendor does not provide a value for a particular security, or the pricing vendor provides a value that the Valuation Committee does not believe accurately reflects the value of the security, the security will be valued by the Valuation Committee based upon the information available to the Committee at the time of valuation and in accordance with procedures adopted by the Board. These methodologies may require subjective judgments and determinations about the value of a particular security. When significant unobservable inputs are used to value a security, the security is categorized as Level 3.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2011:

GuideMarkSM Large Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$170,593,575	$—	$—	$170,593,575
Short Term Investments	65,367	—	—	65,367
Investments Purchased as Securities
Lending Collateral	65,876,951	—	792	65,877,743

Total Investments in Securities	$236,535,893	$—	$792	$236,536,685

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$365
Accrued discounts/(amortization of premiums), net	—
Realized loss	—
Change in unrealized appreciation	427
Net sales	—
Transfers in (out) of Level 3	—

Balance as of September 30, 2011	$792

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2011.	$427

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuideMarkSM Large Cap Value Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$166,793,814	$—	$—	$166,793,814
Real Estate Investment Trusts	3,254,307	—	—	3,254,307
Short Term Investments	2,003,994	—	—	2,003,994
Investments Purchased as Securities
Lending Collateral	69,656,142	—	906	69,657,048

Total Investments in Securities	$241,708,257	$—	$906	$241,709, 163

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$418
Accrued discounts/(amortization of premiums), net	—
Realized loss	—
Change in unrealized appreciation	488
Net sales	—
Transfers in (out) of Level 3	—

Balance as of September 30, 2011	$906

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2011.	$488

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuideMarkSM Small/Mid Cap Core Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$56,505,741	$—	$—	$56,505,741
Real Estate Investment Trusts	2,449,880	—	—	2,449,880
Short Term Investments	1,022,696	—	—	1,022,696
Investments Purchased as Securities
Lending Collateral	22,659,582	—	247	22,659,829

Total Investments in Securities	$82,637,899	$—	$247	$82,638,146

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$114
Accrued discounts/(amortization of premiums), net	—
Realized loss	—
Change in unrealized appreciation	133
Net sales	—
Transfers in (out) of Level 3	—

Balance as of September 30, 2011	$247

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2011.	$133

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuideMarkSM World ex-US Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$24,096,640	$162,219,746	$566,106	$186,882,492
Investment Companies	3,644,000	—	—	3,644,000
Preferred Stocks	2,433,102	—	—	2,433,102
Real Estate Investment Trusts	—	1,106,253	—	1,106,253
Rights	—	13,466	—	13,466
Short Term Investments	3,371,563	—	—	3,371,563
Investments Purchased as Securities
Lending Collateral	1,305,732	—	216	1,305,948

Total Investments in Securities	$34,851,037	$163,339,465	$566,322	$198,756,824

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$100
Accrued discounts/(amortization of premiums), net	—
Realized loss	(19,931)
Change in unrealized depreciation	(185,508)
Net purchases	771,661
Transfers in (out) of Level 3	—

Balance as of September 30, 2011	$566,322

Change in unrealized appreciation during the period
for Level 3 investments held at September 30, 2011.	$(185,508)

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuideMarkSM Opportunistic Equity Fund

	Level 1	Level 2	Level 3	Total

Common Stocks	$122,075,335	$—	$—	$122,075,335
Real Estate Investment Trusts	396,306	—	—	396,306
Short Term Investments	11,564,043	—	—	11,564,043
Investments Purchased as Securities
Lending Collateral	49,609,960	—	—	49,609,960

Total Investments in Securities	$183,645,644	$—	$—	$183,645,644

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

GuideMarkSM Global Real Return Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$113,529,868	$—	$—	$113,529,868
Short Term Investments	653,201	—	—	653,201
Investments Purchased as Securities
Lending Collateral	20,997,400	—	—	20,997,400

Total Investments in Securities	$135,180,469	$—	$—	$135,180,469

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuideMarkSM Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Fixed Income
Asset Backed Securities	$—	$9,141,037	$—	$9,141,037
Collateralized Mortgage Obligations	—	24,470,281	—	24,470,281
Corporate Obligations	—	128,634,390	—	128,634,390
Foreign Government Debt Obligations	—	775,485	—	775,485
Mortgage Backed Securities	—	142,910,167	—	142,910,167
Municipal Debt Obligations	—	4,762,738	—	4,762,738
Supranational Obligations	—	3,949,532	—	3,949,532
U.S. Government Agency Issues	—	9,619,077	—	9,619,077
U.S. Treasury Obligations	—	79,587,663	—	79,587,663

Total Fixed Income	—	403,850,370	—	403,850,370
Preferred Stock	514,374	—	—	514,374
Warrants	1,115	—	—	1,115
Short Term Investments	8,358,995	52,000,000	—	60,358,995
Investments Purchased as Securities
Lending Collateral	127,002,425	—	191	127,002,616

Total Investments in Securities	$135,876,909	$455,850,370	$191	$591,727,470

Other Financial Instruments*
Forward Sale Commitments	$—	$1,085,313	$—	$1,085,313
Futures	223,201	—	—	223,201

Total	$223,201	$1,085,313	$—	$1,308,514

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts and futures, which are reflected at the unrealized appreciation (depreciation) on the instrument.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities

Balance as of March 31, 2011	$88
Accrued discounts, net	—
Realized loss	—
Change in unrealized appreciation	103
Net sales	—
Transfers out of Level 3	—

Balance as of September 30, 2011	$191

Change in unrealized appreciation during the period for Level 3 investments held at September 30, 2011.	$103

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuideMarkSM Tax-Exempt Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$86,574,700	$—	$86,574,700
Short Term Investments	946,736	—	—	946,736

Total Investments in Securities	$946,736	$86,574,700	$—	$87,521,436

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

GuideMarkSM Opportunistic Fixed Income Fund

	Level 1	Level 2	Level 3	Total

Equity
Common Stock	$1,988,039	$—	$—	$1,988,039
Convertible Preferred Stock	2,414,793	—	—	2,414,793
Preferred Stock	615,840	—	—	615,840

Total Equity	5,018,672	—	—	5,018,672
Fixed Income
Asset Backed Securities	—	1,056,761	—	1,056,761
Bank Loans	—	9,100,345	—	9,100,345
Collateralized Mortgage Obligations	—	14,732,286	—	14,732,286
Convertible Obligations	—	2,563,469	—	2,563,469
Corporate Obligations	—	52,909,985	—	52,909,985
Foreign Government Obligations	—	100,204,708	—	100,204,708

Total Fixed Income	—	180,567,554	—	180,567,554
Short Term Investments	12,490,833	11,081,948	—	23,572,781

Total Investments in Securities	$17,509,505	$191,649,502	$—	$209,159,007

Other Financial Instruments*
Forward Currency Contracts	$—	$(1,574,925)	$—	$(1,574,925)
Futures	267,644	—	—	267,644
Swaps	—	315,544	—	315,544

Total	$267,644	$(1,259,381)	$—	$(991,737)

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, futures and swaps, which are reflected at the unrealized appreciation (depreciation) on the instrument.

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Levels 1 or 2.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuidePathSM Strategic Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$53,114,440	$—	$—	$53,114,440
Short Term Investments	2,126,542	—	—	2,126,542
Investments Purchased as Securities
Lending Collateral	1,813,531	—	—	1,813,531

Total Investments in Securities	$57,054,513	$—	$—	$57,054,513

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

GuidePathSM Tactical Constrained Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$55,052,807	$—	$—	$55,052,807
Short Term Investments	1,740,172	—	—	1,740,172
Investments Purchased as Securities
Lending Collateral	2,018,007	—	—	2,018,007

Total Investments in Securities	$58,810,986	$—	$—	$58,810,986

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

GuidePathSM Tactical Unconstrained Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$68,790,832	$—	$—	$68,790,832
Short Term Investments	2,484,179	—	—	2,484,179
Investments Purchased as Securities
Lending Collateral	3,575,442	—	—	3,575,442

Total Investments in Securities	$74,850,453	$—	$—	$74,850,453

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

GuidePathSM Absolute Return Asset Allocation Fund

	Level 1	Level 2	Level 3	Total

Investment Companies	$103,577,835	$—	$—	$103,577,835
Short Term Investments	3,489,010	—	—	3,489,010
Investments Purchased as Securities
Lending Collateral	3,290,600	—	—	3,290,600

Total Investments in Securities	$110,357,445	$—	$—	$110,357,445

For further information regarding security characteristics, see the Schedule of Investments. There were no significant transfers in/out of Level 1.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Recent Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“IFRSs”). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 5, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Trusts’ financial statements.

Derivative Instruments and Hedging Activities

The Funds have adopted derivative instruments disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

GuideMarkSM Core Fixed Income Fund

During the period, the Fund used money market and fixed income derivatives, including futures, forwards, and options, for both hedging and investment purposes: primarily duration management and the pursuit of relative value opportunities. Futures contracts used in the Fund during the period included those based on 90-day Eurodollars: short, medium, and long-term U.S. debt, medium and long-term German debt, long-term Australian debt, and long-term debt of the United Kingdom. Forward contracts were also used during the period, both on foreign currencies as well as on forward purchase commitments on fixed income instruments, such as TBAs. Option positions previously established in a prior period were present in the Fund during the period, but no new option contracts were entered into during the period. In addition, there were no outstanding option contracts at year-end.

In general, the use of derivatives may increase risk within the Fund. The use of over-the-counter derivatives, such as forwards, involves the risk that the counterparty to the contract will fail to make required payments or otherwise comply with the terms of the contract. The results achieved by the use of derivatives in the Fund may not match or fully offset changes in the value of the underlying financial assets being hedged or the investment opportunity the Fund was pursuing, thereby failing to achieve, to an extent, the original purpose for using the derivatives. Certain types of derivatives may create leverage insofar as the Fund may receive returns (or suffer losses) exceeding the initial amounts the Fund committed in connection with the derivatives. The use of derivatives can result in losses or gains to the Fund exceeding the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The Fund used currency forwards during the period for the purpose of hedging exposures within the Fund to non-dollar-denominated assets. In general, the use of currency derivative contracts for hedging may reduce the overall risk level of the Fund, albeit at a cost that may lower overall performance. In general, the use of currency derivatives for hedging purposes will not lead to leverage within the Fund.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Balance Sheet — Values of Derivative Instruments as of September 30, 2011

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Interest Rate Contracts — Futures*	Variation margin on futures contracts	$292,717	Variation margin on futures contracts	$69,516

Total		$292,717		$69,516

*	Includes cumulative appreciation/depreciation as reported in Schedule of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2011

Amount of Realized Loss on Derivatives Recognized in Income

	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	($17,057)	$—	($17,057)
Foreign Exchange Contracts	—	(161,263)	($161,263)

Total	($17,057)	($161,263)	($178,320)

Change in Unrealized Appreciation on Derivatives Recognized in Income

	Futures	Forward Currency Contracts	Total

Interest Rate Contracts	$524,549	$—	$524,549
Foreign Exchange Contracts	—	150,835	$150,835

Total	$524,549	$150,835	$675,384

GuideMarkSM Opportunistic Fixed Income Fund

The Fund invested in derivatives in order to manage risk or gain exposure to various other investments or markets. Derivatives may contain various risks, including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses.

The Fund seeks to maximize real returns through exposure to investments in fixed-income securities, equity securities, and currency instruments. The Fund expects that its exposure to these asset classes will often be obtained substantially through the use of swap agreements. The Fund entered into swap agreements to manage and/or gain exposures to credit risk. The Fund entered into financial futures contracts primarily to manage interest rate risk. The Fund entered into forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Balance Sheet — Values of Derivative Instruments as of September 30, 2011

	Asset Derivatives		Liability Derivatives

Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value

Credit Contracts — Swaps	Appreciation on Swap		Depreciation on Swap
	Agreements	$403,051	Agreements	$87,507
Foreign Exchange Contracts — Forward	Appreciation of forward		Depreciation of forward
Currency Contracts	currency contracts	6,523,166	currency contracts	8,098,091
Equity Contracts — Futures*	Variation margin on		Variation margin on
	futures contracts	91,137	futures contracts	—
Interest Rate Contracts — Futures*	Variation margin on		Variation margin on
	futures contracts	176,507	futures contracts	—

Total		$7,193,861		$8,185,598

* Includes cumulative appreciation/depreciation as reported in Schedule of Investments.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended September 30, 2011

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Purchased Options	Futures	Forward Currency Contracts	Swaps	Total

Interest Rate Contracts	($61,468)	($1,041,719)	$—	$—	($1,103,187)
Foreign Exchange Contracts	—	0	(20,899)	—	($20,899)
Equity Contracts	—	250,840	0	—	$250,840
Credit Contracts	—	—	—	698,477	$698,477

Total	($61,468)	($790,879)	($20,899)	$698,477	($174,769)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

		Futures	Forward Currency Contracts	Swaps	Total

Interest Rate Contracts		$176,507	$—	$—	$176,507
Foreign Exchange Contracts		—	(1,574,925)	—	($1,574,925)
Equity Contracts		91,137	—	—	$91,137
Credit Contracts		—	—	315,544	$315,544

Total		$267,644	($1,574,925)	$315,544	($991,737)

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

The average monthly notional amount of purchased options, futures, forwards, and swaps during the period ended September 30, 2011 were as follows:

Long Positions	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund

Purchased Options	$—	$4,423
Futures	$41,227,849	$1,051,835
Forwards	$275,647	$55,512,019
Swaps	$—	$22,414

Short Positions	GuideMarkSM Core Fixed Income Fund	GuideMarkSM Opportunistic Fixed Income Fund

Futures	$(2,302,067)	$(22,561,358)
Forwards	$(248,157)	$(44,266,486)

Derivative Risks

The risks of using the various types of derivatives in which the Fund may engage include: the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Advisor; the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund; the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; the risk that the use of derivatives in the Fund may induce leverage in the Fund, and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Fund.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

(b)	Subsequent Events Evaluation.

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure resulting from subsequent events. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(c)	Repurchase Agreements

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to sell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s Custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

(d)	Federal Income Taxes

The Funds intend to continue to comply with the requirements of sub-chapter M of the Internal Revenue Code necessary to qualify as regulated investment companies and to make the requisite distributions of income and capital gains to their shareholders sufficient to relieve the Funds from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and major jurisdictions and concluded that no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(e)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ from those estimates.

(f)	Indemnifications

Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liability arising out of their performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements are unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

(g)	Expenses

Many expenses of the Funds can be directly attributed to a specific Fund. Additionally, some expenses can be directly attributed to a specific Trust, in which case the expense is apportioned among the Funds within that Trust based on relative net assets. Expenses that cannot be directly attributed to a specific Fund or Trust are apportioned among all the Funds based on relative net assets.

(h)

Security Transactions and Income Recognition
Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and the interest income recorded using the effective yield method is accrued daily. Realized gains and losses on investment transactions are determined using the high cost method. Return of capital distributions received from REIT securities are recorded as an adjustment to the cost of the security and thus may impact unrealized or realized gains or losses on the security. Gains and losses from paydowns on mortgage and asset backed securities are recorded as adjustments to interest income.

(i)	Distributions to shareholders

The Funds, with the exception of the Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and Opportunistic Fixed Income Fund, will distribute any net investment income at least annually. The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and Opportunistic Fixed Income Fund will distribute any net investment income quarterly. All of the Funds will distribute any net realized long or short-term capital gains at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements.

(j)	Derivatives

Each Fund may invest in derivative securities including call and put options, futures, forward currency contracts and swaps. These instruments may be used by a Fund for hedging purposes as well as direct investment.

Forward Currency Contracts

The Funds may enter into forward currency contracts, obligating the Funds to deliver and receive currency at a specified future date. Transactions involving forward currency contracts may serve as long hedges (for example, if a Fund seeks to buy a security denominated in a foreign security, it may purchase a forward currency contract to lock in the U.S. dollar price of the security) or as short hedges (if a Fund anticipates selling a security denominated in a foreign

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

currency, it may sell a forward currency contract to lock in the U.S. dollar equivalent of the anticipated sales proceeds). Forward contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract.

Options

Exchange-traded options are valued at the last reported sale price on the exchange on which the security underlying the option is principally traded. If no sales are reported on a particular day for exchange traded options, or the options are not exchange traded, the options are valued at the mean between the most recent quoted bid and asked quotations at the close of the exchange.

The premium that a Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a specified amount of a security at a fixed price (the exercise price) during a specified period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.

Futures

Each Fund has the ability to buy and sell stock index futures contracts traded on domestic stock exchanges to hedge the value of its portfolio against changes in market conditions. A stock index futures contract is an agreement between two parties to take or make delivery of an amount of cash equal to a specified dollar amount, times the difference between stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. Although stock index futures contracts call for the actual taking of delivery of cash, in most cases a Fund expects to liquidate its stock index futures positions through offsetting transactions, which may result in a gain or loss, before cash settlement is required.

The Core Fixed Income Fund and each of the GPS Funds II portfolios may purchase or sell other types of futures contracts, including those based on particular interest rates, securities, foreign currencies, securities indices and other financial instruments and indices. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write call and put options on such future contracts, in order to seek to increase total return or to hedge against changes in interest rates, securities prices, or currency exchange rates, or, to the extent permitted by its investment policies, to otherwise manage its portfolio of investments.

Futures contracts are valued at the daily quoted settlement prices.

Swaps

The Core Fixed Income Fund and each of the GPS Funds II portfolios may enter into interest rate, mortgage, credit, currency and total return swaps, interest rate caps, floors and collars. The Core Fixed Income Fund and each of the GPS Funds II portfolios may also purchase and write (sell) options contracts on swaps, referred to as “swaptions”. The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Since interest rate, mortgage, credit and currency swaps and interest rate caps, floors and collars are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their portfolio investments and their swap, cap, floor and collar positions.

Swap agreements are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

(k)	Securities Purchased or Sold on a Forward-Commitment Basis

The Funds may enter into when-issued or other purchase or sale transactions that specify forward delivery of a financial security. In connection with this ability, the Funds may enter into mortgage “dollar rolls” in which a Fund sells securities in the current month for delivery and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The party that is obligated to buy a security in the future will retain the use of their funds, and will benefit from any interest that is earned on those funds from the day that they enter into the forward contract until the day that they take delivery and pay for the security.

(l)	Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respected transactions. The Funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

(m)	Restricted and Illiquid Securities

Each Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which includes securities with legal or contractual restrictions on their disposition, and securities for which there are no readily available market quotations. The Advisor, with the assistance of the sub-advisors and/or pricing services, will determine the value of such securities in good faith pursuant to procedures adopted by the applicable Board of Trustees. Illiquid securities present the risks that a Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are no restrictions on each Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act of 1933), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act of 1933 will be considered liquid if determined to be so under procedures adopted by the Board of Trustees.

(n)	Auction Rate Securities

The Core Fixed Income Fund, Tax-Exempt Fixed Income Fund, and each of the GPS Funds II portfolios each may invest in auction rate municipal securities. Auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by “Dutch” auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this progress is designed to permit auction rate securities to be traded at par value, there is a risk that an auction will fail due to insufficient demand for the securities.

(o)	Short Sales

Although not currently part of any Fund’s principal investment strategies, each Fund has the ability to make short sales. Short sales are transactions where a Fund sells securities it does not own in anticipation of a decline in the value of the securities.

(p)	Trustee Compensation

The Trusts (GPS Funds I and GPS Funds II) operate under two different sets of Trustees. For the services performed as Trustees of GPS Funds I, the Independent Trustees receive a retainer fee of $45,000 per year and $4,500 per in person meeting attended, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The Lead Independent Trustee receives an additional retainer fee of $10,000 per year. The Audit Committee Chair receives an additional retainer fee of $5,000 per year. Telephonic meeting fees are determined according to the length of the meeting as follows: $2,000 for one to

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

two hours, $3,000 for two to three hours and $4,000 for three hours or longer. For the services performed as Trustees of GPS Funds II and other related fund groups advised by the Advisor (Genworth Variable Insurance Trust), the Independent Trustees receive a retainer fee of $55,000 per year and $3,500 quarterly meeting attended in person and $1,000 per special meeting attended telephonically, as well as reimbursement for expenses incurred in connection with attendance at such meetings. The fees are allocated proportionally among the Trust and the other related fund groups.

The “interested persons” who serve as Trustees of the Trusts receive no compensation from the Trusts for their services as Trustees. The Funds reimburse the Advisor an allocated amount for the compensation and related expenses of certain officers of the Trusts who provide compliance services to the Funds. The aggregate amount of all such reimbursements is determined by the Trustees. No other compensation or retirement benefits are received by any Trustee or officer from the Funds.

3.	Investment Advisor

Each Fund has an Investment Advisory Agreement (the “Agreement”) with Genworth Financial Wealth Management, Inc. (the “Advisor”), with whom certain officers and trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Funds compensate the Advisor for its management services at the following contractual rates, based on each Fund’s average daily net assets:

Large Cap Growth Fund	0.70%
Large Cap Value Fund	0.70%
Small/Mid Cap Core Fund	0.75%
World ex-US Fund	0.70%
Opportunistic Equity Fund	0.80%
Global Real Return Fund	0.65%
Core Fixed Income Fund	0.50%
Tax-Exempt Fixed Income Fund	0.50%
Opportunistic Fixed Income Fund	0.70%
Strategic Asset Allocation Fund	0.25%
Tactical Constrained Asset Allocation Fund	0.25%
Tactical Unconstrained Asset Allocation Fund	0.35%
Absolute Return Asset Allocation Fund	0.35%

GFWM also provides certain administrative services to the Service Shares of the Funds, pursuant to Administrative Services Agreements between the Funds and GFWM, for which GFWM receives a fee of 0.25% of the average daily net assets of the Services Shares of the Funds. The administrative services may include development and maintenance of a web-based software platform for both investment advisers and shareholders; creation of a customized full-color client quarterly performance review for each individual client; facilitating the initiation and setup of new account and related asset transfers; reviewing and following up on custodial paperwork; attending to shareholder correspondence, requests and inquiries, and other communications with shareholders and their representatives; assisting with the processing of purchases and redemptions of shares; and monitoring and overseeing non-advisory relationships with entities providing services to the Service Shares, including the transfer agent and custodian.

In addition, GPS Funds I and the Advisor have also entered into a Fee Waiver Agreement designed to provide Fund shareholders with the economic benefits of economies of scale that may be realized as Fund assets increase. Under the Fee Waiver Agreement, the Advisor has contractually agreed to: (1) waive 0.025% of each Fund’s annual advisory fee on assets in excess of $6 billion, and an additional 0.025% of each Fund’s annual advisory fee on assets in excess of $12 billion, and (2) waive portions of its advisory fee monthly on aggregate average assets of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Core Fund, World ex-US Fund, Tax-Exempt Fixed Income Fund and Core Fixed Income Fund in excess of $2.5 billion to pass on certain savings in the underlying sub-advisory fee arrangements.

Each Fund and the Advisor have also entered into an Expense Waiver and Reimbursement Agreement under which the Advisor has agreed to waive, through July 31, 2012, its management fee and/or reimburse each Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed the following rates, based on each Fund’s average daily net assets:

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Large Cap Growth Fund	0.99%
Large Cap Value Fund	0.99%
Small/Mid Cap Core Fund	1.09%
World ex-US Fund	1.09%
Opportunistic Equity Fund	1.10%
Global Real Return Fund	1.05%
Core Fixed Income Fund	0.79%
Tax-Exempt Fixed Income Fund	0.79%
Opportunistic Fixed Income Fund	1.05%
Strategic Asset Allocation Fund	1.00%
Tactical Constrained Asset Allocation Fund	1.00%
Tactical Unconstrained Asset Allocation Fund	1.10%
Absolute Return Asset Allocation Fund	1.10%

Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years after the end of the fiscal year in which the fee or expense was waived or reimbursed. As of September 30, 2011, the Large Cap Value Fund, Global Real Return Fund, Opportunistic Equity Fund and Core Fixed Income Fund have recouped all potential recoverable waivers or reimbursed expenses.

The Advisor is currently waiving fees and, in some cases, reimbursing expenses in the Small/Mid Cap Core Fund and Tax-Exempt Fixed Income Fund in order to keep these Funds at their expense cap. Waived expenses subject to potential recovery are as follows:

	Year of Expiration 03/31/2012	Year of Expiration 03/31/2013	Year of Expiration 03/31/2014	Year of Expiration 03/31/2015

Large Cap Growth	—	—	—	992
Small/Mid Cap Core Fund	—	—	32,132	11,226
World ex-US Fund	—	—	—	28,052
Tax-Exempt Fixed Income Fund	12,723	32,625	21,611	17,418
Opportunistic Fixed Income Fund	—	—	—	6,036
Strategic Asset Allocation Fund	—	—	—	13,122
Tactical Constrained Asset Allocation Fund	—	—	—	17,534
Tactical Unconstrained Asset Allocation Fund	—	—	—	13,164
Absolute Return Asset Allocation Fund	—	—	—	8,653

Sub-advisory services are provided to the Funds, pursuant to agreements between the Advisor and various sub-advisors. Under the terms of these sub-advisory agreements, the Advisor compensates each sub-advisor based on the portion of each Fund’s average daily net assets that is allocated to the sub-advisor.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

4.	Distribution Plan

Each Trust, on behalf of the Service Shares class of its Funds, have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), which provides for each Fund to pay distribution fees at an annual rate of 0.25% of the average daily net assets of the Funds. Payments under the 12b-1 Plan shall be used to compensate persons (including affiliates of the Trust) who provide support services in connection with the distribution of the Funds’ Service Shares class and servicing of the Funds’ Service Shares class shareholders. For example, these amounts are paid to financial intermediaries that perform back office shareholder servicing and recordkeeping services that facilitate the operation of the Genworth Financial Wealth Management Program through which the Funds are primarily distributed. The Advisor (and its affiliates) similarly receive portions of such payments for their services provided that facilitate the operation of the program. These financial intermediaries and affiliates of the Trust also receive payments from the Trust outside of the 12b-1 Plan for shareholder services that are unrelated to distribution services. Capital Brokerage Corp., an affiliate of the Advisor, serves as principal underwriter and distributor for the Funds. Quasar Distributors, LLC serves as sub-distributor for the Funds. Quasar Distributors, LLC is an affiliated company of U.S. Bank, N.A.

5.	Service and Custody Agreements

The Funds have entered into Service Agreements with U.S. Bancorp Fund Services, LLC (“USBFS”) and a Custody Agreement with U.S. Bank, N.A., an affiliate of USBFS. Under these agreements, USBFS and U.S. Bank, N.A. provide certain transfer agency, administrative, accounting and custody services.

Additionally, the Opportunistic Fixed Income Fund has entered into a Custody Agreement with the Bank of New York Mellon for certain custody services.

6.	Securities Lending

The Trusts, on behalf of certain of the Funds, entered into securities lending arrangements with U.S. Bank, N.A. (the “Custodian”). Under the term of the agreement, the Custodian is authorized to loan securities on behalf of the Funds to approved brokers. In exchange, under normal market conditions, the Funds receive cash collateral in the amount of at least 102% of the value of securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Funds bear the risk of loss associated with the investment of cash collateral received. After predetermined rebates to brokers, a percentage of the net securities lending revenue is credited to the Funds to be used as an offset against custody costs and other charges incurred by the Funds. The Custodian is paid a fee for administering a securities lending program for the Funds, equal to the remaining percentage of the net securities lending revenues generated under the agreement. A portion of the fee to be paid to the Custodian during the period ended September 30, 2011 was waived.

As of September 30, 2011, the Funds (excluding the Tax-Exempt Fixed Income Fund and Opportunistic Fixed Income Fund) had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in each Fund’s Schedule of Investments. Income earned from these investments is allocated to each Fund based on each Fund’s portion of total cash collateral received. Securities lending income is disclosed in each Fund’s Statement of Operations as a securities lending offset.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

As of September 30, 2011, the values of securities loaned and collateral received were as follows:

	Value of Securities Loaned	Payable for Collateral on Securities Loaned	Collateral Excess (Deficit) due to (from) Securities Lending Agent	Cost of Securities Purchased as Securities Lending Collateral	Unrealized Depreciation	Value of Securities Purchased as Securities Lending Collateral

Large Cap
Growth Fund	$61,999,411	$65,891,012	$6,447	$65,894,643	$(16,900)	$65,877,743
Large Cap
Value Fund	65,613,937	69,671,010	8,592	69,676,385	(19,337)	69,657,048
Small/Mid Cap
Core Fund	21,053,822	22,664,419	1,549	22,665,089	(5,260)	22,659,829
World ex-US Fund	1,217,050	1,305,732	5,588	1,310,555	(4,607)	1,305,948
Opportunistic
Equity Fund	46,749,218	49,609,960	—	49,609,960	—	49,609,960
Global Real
Return Fund	19,511,176	20,997,400	—	20,997,400	—	20,997,400
Core Fixed
Income Fund	124,584,759	127,029,532	(22,176)	127,006,680	(4,064)	127,002,616
Strategic Asset
Allocation Fund	1,722,080	1,813,531	—	1,813,531	—	1,813,531
Tactical Constrained
Asset Allocation Fund	1,916,088	2,018,007	—	2,018,007	—	2,018,007
Tactical Unconstrained
Asset Allocation Fund	3,423,641	3,575,442	—	3,575,442	—	3,575,442
Absolute Return Asset
Allocation Fund	3,193,820	3,290,600	—	3,290,600	—	3,290,600

	$350,985,002	$367,866,645	$—	$367,858,292	$(50,168)	$367,808,124

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

7.	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the period ended September 30, 2011 are summarized below.

	Purchases	Sales

Large Cap Growth Fund	$196,721,229	$200,774,866
Large Cap Value Fund	171,129,821	162,328,936
Small/Mid Cap Core
Fund	134,231,377	98,969,844
World ex-US Fund	301,396,881	319,496,347
Opportunistic Equity
Fund	202,840,303	46,573,503
Global Real Return Fund	173,493,129	37,270,243
Core Fixed Income Fund*	879,373,853	952,088,227
Tax-Exempt Fixed
Income Fund	15,137,882	48,701,745
Opportunistic Fixed
Income Fund**	276,646,868	72,317,285
Strategic Asset
Allocation Fund	62,254,116	1,178,072
Tactical Constrained
Asset Allocation Fund	64,735,480	3,807,490
Tactical Unconstrained
Asset Allocation Fund	110,619,244	36,174,303
Absolute Return Asset
Allocation Fund	117,992,687	12,599,039

*	Included in these amounts were $805,769,604 of purchases and $861,947,195 of sales of U.S. Government Securities.

**	Included in these amounts were $528,204,686 of purchases and $528,205,000 of sales of U.S. Government Securities

8.	Other Tax Information

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds’ fiscal year ending March 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the “Federal Income Taxes” section of the financial statement notes for the fiscal year ending March 31, 2012.

Net Investment Income and realized gains and losses for Federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

These differences are primarily due to net operating losses, foreign currency and the use of equalization. On the Statement of Assets and Liabilities, the following adjustments were made:

	Accumulated Net Investment Income or (Loss)	Accumulated Realized Gain or (Loss)	Capital Stock

Large Cap Growth Fund	$208,819	$3,453	$(212,272)
Large Cap Value Fund	25	(25)	—
Small/Mid Cap Core Fund	146,182	(146,598)	416
World ex-US Fund	(437,087)	437,087	—
Core Fixed Income Fund	520,682	(520,682)	—
Tax-Exempt Fixed Income Fund	—	—	—

The Funds intend to utilize provisions of the Federal income tax laws which allow the Funds to carry realized capital losses forward for eight years following the year of loss and offset such losses against any future realized capital gains. Capital loss carryforwards available for Federal income tax purposes are as follows:

	Capital losses expiring:

	3/31/16	3/31/17	3/31/18	3/31/19

Large Cap Growth Fund	$—	$(36,044,202)	$(59,171,144)	$—
Large Cap Value Fund	—	(53,157,378)	(146,948,668)	—
Small/Mid Cap Core Fund	—	(19,729,958)	(12,866,943)	—
World ex-US Fund	—	(73,593,482)	(139,582,037)	—
Core Fixed Income Fund	—	—	(1,028,334)	—
Tax-Exempt Fixed Income Fund	(783,558)	(3,325,230)	(2,354,785)	—

Additionally, at March 31, 2011, the Funds deferred on a tax basis post-October 2010 losses as follows:

Large Cap Growth Fund	—
Large Cap Value Fund	—
Small/Mid Cap Core Fund	—
World ex-US Fund	$25,348	*
Core Fixed Income Fund	12,329,171
Tax-Exempt Fixed Income Fund	1,251,515

*Post-October 2010 currency loss deferral.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

The tax components of distributions paid during the fiscal years ended March 31, 2011 and March 31, 2010 are as follows:

	Year Ended March 31, 2011

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	—	$—	$—
Large Cap Value Fund	$2,264,115	—	—
Small/Mid Cap Core Fund	—	—	—
World ex-US Fund	4,263,692	—	—
Core Fixed Income Fund	14,829,215	—	—
Tax-Exempt Fixed Income Fund*	6,259,146	—	—

* Contains $6,135,871 of tax-exempt income for year ended 3/31/2011.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended March 31, 2011.

	Year Ended March 31, 2010

	Ordinary Income Distributions	Long-Term Capital Gain Distributions	Return of Capital

Large Cap Growth Fund	$312,348	$—	$124,389
Large Cap Value Fund	3,205,994	—	—
Small/Mid Cap Core Fund	10,573	—	121,608
World ex-US Fund	6,512,687	—	—
Core Fixed Income Fund	19,828,054	—	—
Tax-Exempt Fixed Income Fund*	6,165,984	—	—

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

At March 31, 2011, the components of accumulated earnings (losses) on a tax basis were as follows:

	Large Cap Growth Fund	Large Cap Value Fund	Small/Mid Cap Core Fund	World ex-US Fund	Core Fixed Income Fund	Tax-Exempt Fixed Income Fund

Cost of
Investments	157,336,883	154,269,385	31,317,695	245,068,332	508,606,950	167,385,686
Gross Unrealized
Appreciation	60,627,591	56,115,592	12,135,807	36,390,508	10,163,172	2,805,522
Gross Unrealized
Depreciation	(6,671,732)	(10,308,070)	(652,218)	(12,608,377)	(9,442,759)	(2,078,618)

Net Unrealized
Appreciation	53,955,859	45,807,522	11,483,589	23,782,131	720,413	726,904

Undistributed
Tax-Exempt
Ordinary Income	—	—	—	—	—	44,650
Undistributed
Ordinary Income	—	499,075	—	—	570,514	40,053
Undistributed
Long-Term
Cap Gains	—	—	—	2,815,992	—	—

Total Distributable
Earnings	—	499,075	—	2,815,992	570,514	84,703

Other Accumulated
Losses	(95,215,346)	(200,106,046)	(32,596,901)	(213,200,920)	(13,248,574)	(7,715,088)

Total Accumulated
Losses	(41,259,487)	(153,799,449)	(21,113,312)	(186,602,797)	(11,957,647)	(6,903,481)

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Additional Information

1.	Shareholder Notification of Federal Tax Status (Unaudited)

The Large Cap Value Fund, World ex-US Fund and Core Fixed Income Fund designated 100%, 0%, and 0%, respectively, of dividends during the fiscal year ended March 31, 2011, as dividends qualifying for the dividends received deduction available to corporate shareholders.

The Large Cap Value Fund, World ex-US Fund, and Core Fixed Income Fund, designated 100%, 100%, and 0%, respectively, of dividends declared from net investment income during the fiscal year ended March 31, 2011, as qualified income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

2.	Foreign Tax Credit Pass Through (Unaudited)

Pursuant to Section 853 of the Internal Revenue Code, the GuideMarkSM World ex-US Fund designates the following amounts as foreign taxes paid for the year ended March 31, 2011. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income*

GuideMarkSM World ex-US Fund	$596,600	$0.0185	92.5923%

*	The Fund listed above did not derive any income from “ineligible foreign sources” as defined under Section 901(j) of the Internal Revenue Code.

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.

Above figures may differ from those cited elsewhere in this repot due to differences in the calculation of income and gains under U.S. generally accepted accounting principles (book) purposes and Internal Revenue Service (tax) purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds. In January, shareholders, excluding corporate shareholders, receive an IRS 1099-DIV regarding the Federal tax status of the dividends and distributions they received in the calendar year.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

3.	Disclosure Regarding Fund Trustees and Officers (Unaudited)

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

GPS Funds I
Independent Trustees

R. Thomas DeBerry c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1941	GPS Funds I Trustee	Indefinite Term since January 2001.	Retired, President, DeBerry Consulting (a securities consulting firm) (1998-present).	7	None

William J. Klipp c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1955	Trustee	Indefinite Term since January 2001, Lead Independent Trustee since May 2007.	Retired; President and Chief Operating Officer, Charles Schwab Investment Management, Inc. and Executive Vice President, Schwab Funds (1993-1999).	7	None

Dennis G. Schmal c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1947	Trustee	Indefinite Term since July 2007.	Self-employed consultant (2003-present).	7

Trustee, Grail Advisors ETF Trust (2009-present); Trustee, Wells Fargo Multi-Strategy 100 Fund (closed-end hedge fund) (2008- present); Director/ Chairman, Pacific Metrics Corp. (Educational Services) (2005- present); Director, Varian Semiconductor Equipment Associates, Inc. (2004-present); Director, Merriman Curhan Ford Group, Inc. (Financial Services) (2003- present).

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

Interested Trustees
Ronald Cordes* Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1959	Chairperson, Trustee	Indefinite Term since January 2001.	Principal, Genworth Financial Wealth Management (“GFWM”) (1994-present); President, GPS Funds I, formerly, AssetMark Funds (2001-2008).	7

ThinkImpact (non-profit organization) (2010- present); Transfair, USA (non-profit organization) (2010-present); Sarona Frontier General Partner, Inc. (investment fund) (2010-present); Microvest Fund I, Investment Committee (investment fund) (2009-present); University of the Pacific (2009-present); East Bay Community Foundation, (2007-present); Katalysis Bootstrap Fund (non-profit organization) (2005-present); Boys and Girls Clubs of Oakland (2002-present).

GPS Funds II
Independent Trustees

David M. Dunford c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1949	Trustee	Indefinite Term since 2011	Retired; formerly, Senior Vice President, Merrill Lynch Insurance Group (1989-2001).	19	Trustee, Genworth Variable Insurance Trust (2008-present); Director, New England Bancorp (2006-present)

Paul S. Feinberg c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1942	Trustee	Indefinite Term since 2011	Retired; formerly, Executive Vice President and General Counsel, CitiStreet Associates LLC (insurance agency), CitiStreet Equities LLC (broker-dealer), CitiStreet Financial Services LLC (registered investment advisor) and CitiStreet Funds Management LLC (registered investment advisor) (1990-2005) and President, CitiStreet Funds, Inc. (2000-2005).	19	Trustee, Genworth Variable Insurance Trust (2008-present); Director, Blue Fund Group (2006- 2008).

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	# of Portfolios in Fund Complex Overseen by Trustee	Other Director/ Trustee Positions

John A. Fibiger c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1932	Trustee	Indefinite Term since 2011	Retired.	20

Trustee, Genworth Variable Insurance Trust (2008-present); Trustee, Genworth Financial Asset Management Funds (“GFAM”); Director, Fidelity Life Association (life insurance company); Director, Members Mutual Holding Co. (2008-present); Member, Executive Committee, Austin Symphony Orchestra Board of Directors; Life Trustee, Museum of Science, Boston, Massachusetts.

Interested Trustees

Gurinder S. Ahluwalia** c/o Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1965	Trustee	Indefinite Term since 2011	President and CEO of Genworth Financial Wealth Management (“GFWM”) (2009- present); Co-Chairman, GFWM (2008-2009); Vice-Chairman, AssetMark Investment Services, Inc. (2006-2008); President, CEO, GFAM (2004-2008); President and Chairman, Genworth Financial Asset Management Inc. (2004-2008).	20

Trustee, Genworth Variable Insurance Trust (2008-present); Trustee, GFAM; Centurion Capital Group Inc.; Centurion Financial Advisers Inc.; Genworth Financial Trust Company; GFWM, formerly AssetMark Investment Services, Inc., and Genworth Financial Asset Management, Inc.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Name, Age and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Officers

Carrie E. Hansen Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1970	President	Renewed 1-Year Term since 2007

President, GPS Funds I (2007 to present), GPS Funds II (2011 to present) and Genworth Variable Insurance Trust (“GVIT”) (2008-present); Senior Vice President and Chief Operations Officer, GFWM (2008-present); Chairman, Genworth Financial Trust Company (2008-present); Senior Vice President and Managing Director, GPS Funds I, formerly, AssetMark Funds (2007-2008); Treasurer and Chief Compliance Officer, GFAM Funds (2007-2008); Chief Compliance Officer, GPS Funds I, formerly, AssetMark Funds (2005-2008); Treasurer, GPS Funds I, formerly, AssetMark Funds (2001-2008): Senior Vice President, Chief Financial Officer and Chief Compliance Officer, GFWM, formerly, AssetMark Investment Services, Inc. (2004-2007).

Deborah Djeu Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1962	Vice President, Chief Compliance Officer and AML Compliance Officer	Renewed 1-Year Term since 2008

Vice President, Chief Compliance Officer and AML Compliance Officer, GPS Funds I (2008 to present), GPS Funds II (2011 to present) and GVIT (2008-present): Deputy Chief Compliance Officer, GPSFunds I, formerly, AssetMark Funds (2007-2008); Compliance Manager, GE Money (2006-2007); Vice President, Wells Fargo Investments LLC (2004-2006).

Starr E. Frohlich Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1972	Vice President, Treasurer	Since 2010

Vice President and Treasurer, GPS Funds I (2010 to present), GPS Funds II (2011 to present) and GVIT (2010-present); Director of Fund Administration, GFWM (2010-present); Vice President, U.S. Bancorp Fund Services, LLC (1997-2010).

Christine Villas-Chernak Genworth Financial Wealth Management, Inc. 2300 Contra Costa Boulevard Ste 600 Pleasant Hill, CA 94523 Year of Birth: 1968	Deputy Chief Compliance Officer; Secretary	Renewed 1-Year Term since 2006

Secretary, GPS Funds I (2009 to present) and GPS Funds II (2011 to present); Deputy Chief Compliance Officer, Secretary GVIT (2008-present); Senior Compliance Officer, GFWM (2005-2009); Fund Administration & Compliance Manager, GFWM, formerly, AssetMark Investment Services, Inc.(2004-2005); Fund Administration & Compliance Specialist, GFWM, formerly, AssetMark Investment Services, Inc. (2002-2004).

Robert J. Bannon Genworth Financial Asset Management 16501 Ventura Boulevard Ste 201 Encino, CA 91436 Year of Birth: 1957	Chief Risk Officer	Since 2010

Chief Risk Officer, GFAM Funds (2010-present); GVIT Funds (2010-present); Senior Vice President and Chief Risk Officer, GFWM (2007-present); Senior Vice President and Chief Investment Officer, Bank of the West (formerly Sanwa Bank California) (2000-2005).

*	Ronald Cordes is an “interested person” of the Funds as defined in the 1940 Act due to his relationship with the Advisor.

**	Mr. Ahluwalia is a Trustee who is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of GFWM or certain of its affiliates.

The Statement of Additional Information includes additional information about the Funds’ Trustees and is available free of charge upon request by calling the Funds toll free at (888) 278-5809.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

4.	Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies related to the Funds’ portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (888) 278-5809. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

5.	Availability of Quarterly Portfolio Holdings Schedules (Unaudited)

The Funds file their complete schedules of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Once filed, the Funds’ Form N-Q is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling (888) 278-5809. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, D.C. (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, D.C. 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

6.	Statement Regarding the Basis for Approval of Investment Advisory Agreement and Sub-Advisory Agreements (Unaudited)

GPS Funds I: Board of Trustees’ Consideration and Approval of a New Sub-Advisory Agreement for the GuideMark Opportunistic Equity Fund (unaudited)

At a meeting held on September 29, 2011 (the “September Meeting”), the Board of Trustees (the “Board”) of GPS Funds I (the “Trust”) approved a new sub-advisory agreement (the “New Knightsbridge Agreement”) between Knightsbridge Asset Management, LLC (“Knightsbridge”) and Genworth Financial Wealth Management, Inc. (the “Advisor”), on behalf of one of the Trust’s series, the GuideMark Opportunistic Equity Fund (the “Fund”).

The Fund is managed using a “manager of managers” structure that generally involves the use of one or more sub-advisors to manage allocated portions of the Fund’s portfolios. In accordance with the terms of an exemptive order that the Advisor and the Trust have received from the U.S. Securities and Exchange Commission, the New Knightsbridge Sub-Advisory Agreement was not submitted to a vote of shareholders.

The Board’s review and approval of the New Knightsbridge Agreement was undertaken because a significant ownership interest in Knightsbridge (an existing sub-advisor to the Fund) was transferred between Knightbridge’s principals (the “Transaction”), which resulted in a change of control of Knightsbridge and constituted an assignment and termination of the existing sub-advisory agreement relating to the Fund (the “Original Sub-Advisory Agreement”). The terms of the proposed New Knightsbridge Sub-Advisory Agreement—other than the date—were identical in all respects to the Original Sub-Advisory Agreement that had been considered and approved by the Board at a meeting held on December 6, 2010 (the “December Meeting”).

At the September Meeting, the Board reviewed a proposal for the New Knightsbridge Sub-Advisory Agreement, pursuant to which Knightsbridge would continue to serve as a sub-advisor of the Fund. In considering the approval of the New Knightsbridge Sub-Advisory Agreement, the Board was able to draw on its knowledge of the Trust, the Advisor, and Knightsbridge. The Board considered that the New Knightsbridge Sub-Advisory Agreement provided for the same services and fees as the Original Sub-Advisory Agreement and that the New Knightsbridge Sub-Advisory Agreement was in all respects identical to the Original Sub-Advisory Agreement—except for the effective date. Given that the services and fees provided under the New Knightsbridge Sub-Advisory Agreement were identical to the services and fees under the Original Sub-Advisory Agreement, the Board’s deliberations at the December Meeting remained relevant during the September Meeting.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

The Board considered several factors that it deemed relevant, including but not limited to: (1) the nature, extent, and quality of the services that Knightsbridge provided to the Fund; (2) Knightsbridge’s reputation, investment management business, personnel, and operations; (3) Knightsbridge’s brokerage and trading policies and practices; (4) the level of sub-advisory fees charged by Knightsbridge and a comparison of such fees to (a) Knightsbridge’s fee schedule for comparable accounts and (b) the fees paid by certain other registered investment companies (or their investment advisors) having investment objectives similar to those of the Fund; (5) Knightsbridge’s compliance program; (6) Knightsbridge’s performance returns managing the Fund and such performance comparisons to a relevant index; and (7) Knightsbridge’s financial condition. The Board also considered and analyzed Knightsbridge’s management style, the qualifications and experience of the persons responsible for day-to-day management of the Fund, staffing levels, and overall resources.

Furthermore, the Advisor recommended the approval of the New Knightsbridge Sub-Advisory Agreement. The approval of the New Knightsbridge Sub-Advisory Agreement was recommended by the Advisor because, among other factors, (1) the Transaction did not have a material effect on the nature, extent, or quality of the services provided by Knightsbridge to the Fund; (2) the Knightsbridge personnel who have been responsible for managing Knightsbridge’s allocated portion of the Fund continued to serve in their respective capacities following the Transaction; and (3) Knightsbridge’s historical investment performance with respect to its management of the Fund was satisfactory.

After consideration of the factors discussed above, with no single factor identified as being determinative to its decision, the Board, including a majority of the independent Board members with the assistance of independent counsel, concluded that the approval of the New Knightsbridge Sub-Advisory Agreement was in the best interests of the Fund. Accordingly, the Board approved the New Knightsbridge Sub-Advisory Agreement and the fee to be paid thereunder to Knightsbridge on behalf of the Fund.

Board of Trustees’ Consideration and Approval of Investment Advisory Agreements

At its organizational meeting held on January 6, 2011 (the “Meeting”), the Board of Trustees (the “Board”) of GPS Funds II (formerly, Navigation Funds II) (the “Trust”), including each Trustee that is not an interested person of the Trust or any series thereof (the “Independent Trustees”), considered and unanimously approved the Investment Advisory Agreement for each series of the Trust (collectively, the “Funds”) between Genworth Financial Wealth Management, Inc. (the “Advisor”) and the Trust.

The Board requested and considered materials that included, among other things, (i) the proposed Investment Advisory Agreement; (ii) a copy of the Advisor’s Form ADV disclosure document; (iii) information describing the nature, quality and extent of the services that the Advisor will provide to the Funds, and the fees the Advisor will charge to the Funds; (iv) information concerning the Advisor’s business and operations, investment team and compliance program; (v) information describing each Fund’s anticipated operating expenses; (vi) information regarding the financial condition of the Advisor and its parent company; and (vii) other information relevant to an evaluation of the nature, extent and quality of the services to be provided by the Advisor in response to a questionnaire prepared with input from independent counsel to the Independent Trustees. The Board met with representatives of the Advisor and considered that the Funds have been designed for the Advisor’s wealth management platform. The Trustees also considered their discussions with representatives of the Advisor throughout the course of the Meeting and during the executive session immediately prior to the Meeting.

Prior to approving the Investment Advisory Agreement, the Independent Trustees met in executive session with independent counsel without representatives of the Advisor or its affiliates. The Independent Trustees were assisted by independent counsel throughout the review process. The Independent Trustees relied upon the advice of independent counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Investment Advisory Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services that the Advisor would provide to each Fund. The Board was provided with charts detailing the organizational structure of the Advisor and its affiliated entities, and considered the experience and professional backgrounds of the key individuals that would be responsible for providing services to the Funds. The Board noted the responsibilities that the Advisor would have for the Funds that pursue their investment objectives through investments in other funds (the “Fund-of-Funds”). The Board noted the responsibilities that the Advisor would have under the Trust’s manager-of-managers structure, including: selecting and monitoring the Funds’ sub-advisors; maintaining a comprehensive compliance and administration program; and implementing Fund policies. The Board considered the Advisor’s place within the Genworth Financial, Inc. organization, and the potential benefit to the Funds in terms of the resources and expertise of a global financial institution. The Board considered the Advisor’s experience, resources and strengths in managing other funds and, in particular, other funds that operate using a fund-of-funds or manager-of-managers structure. Based on these considerations, the Board determined that each Fund was likely to benefit from the nature, quality and extent of the Advisor’s services.

Advisory Fees and Expenses

The Board considered the advisory fees proposed to be charged by the Advisor in connection with its relationship with the Funds and the Funds’ anticipated expenses. The Board considered the Advisor’s commitment to initially limit each Fund’s expenses through a fee waiver/expense limitation agreement with the Trust. The Board further examined how the proposed advisory fees compared to those of similar funds by reviewing comparative information supplied by a third-party data provider. With respect to each Fund-of-Funds, the Board considered the indirect expenses to be borne by the Funds as shareholders of certain underlying funds. The Board concluded that the proposed fees and anticipated expenses were reasonable.

The Board also considered “fall-out” or ancillary benefits that may potentially accrue to the Advisor or its affiliates in the future because of its relationship with the Trust, such as monetary benefits that will accrue to the Advisor under the Shareholder Servicing Agreement, and that are expected to accrue to certain affiliated broker/dealers. The Board concluded that the benefits that might accrue to the Advisor and its affiliates were reasonable.

Investment Performance

Because each Fund was newly formed and had not yet commenced investment operations, the Board could not consider the Advisor’s investment performance with respect to its management of the Funds as a factor in evaluating the Investment Advisory Agreement. With respect to each Fund-of-Funds, the Board reviewed the Advisor’s historical performance record in managing other funds and accounts with investment objectives and strategies that are similar to the respective Fund. The Board also compared the Advisor’s historical performance records to relevant benchmarks and concluded that the historical performance record for the Advisor, viewed together with the other relevant factors considered by the Board, supported a decision to approve the Investment Advisory Agreement.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Profitability and Economies of Scale

The Board considered the Advisor’s expected profitability in managing each Fund and the potential economies of scale that may be realized in the operation of the Funds. Because the Trust was newly formed, specific information was not available concerning the potential effect that asset growth and economies of scale may have on each Fund’s expenses. The Board concluded that it was appropriate to revisit the potential for economics of scale in connection with future annual reviews of the Investment Advisory Agreement.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant, and with no single factor being determinative to its decision, the Board, including all of the Independent Trustees, concluded to approve the Investment Advisory Agreement, including the fee payable thereunder, on behalf of each Fund.

Board of Trustees’ Consideration and Approval of Sub-Advisory Agreements

At the Meeting, the Trust’s Board, including the Independent Trustees, also considered and unanimously approved the sub-advisory agreements between each of the following sub-advisors and the Advisor, on behalf of the applicable Fund (each, a “Sub-Advisory Agreement”):

Fund	Sub-Advisor

Opportunistic Fixed Income Fund	Franklin Advisers, Inc.
Opportunistic Fixed Income Fund	Loomis Sayles & Co., L.P.
Global Real Return Fund	SSgA Funds Management, Inc.

The Board considered a variety of materials relating to each sub-advisor, including, among other things, (i) a copy of the proposed form of sub-advisory agreement between the sub-advisor and the Advisor, on behalf of the applicable Fund; (ii) the sub-advisor’s Form ADV disclosures; (iii) the sub-advisor’s responses to the Advisor’s due diligence questionnaire, including information on the sub-advisor’s investment process; (iv) a description of the Advisor’s selection and recommendation process with respect to the sub-advisor, and the reasons for such recommendation; (v) information describing the nature, quality and extent of services that each sub-advisor will provide to its respective Fund, and the proposed sub-advisory fee payable to the sub-advisor; (vi) information concerning each sub-advisor’s business and operations, investment team, compliance program and internal procedures, including biographical information for the investment professionals that would be responsible for the day-to-day management of the applicable Fund’s portfolio; and (vii) information regarding the sub-advisor’s financial condition. The Trustees considered the recommendations of the Advisor with respect to each sub-advisor and the methods and resources the Advisor utilized in its efforts to identify and engage sub-advisors for the Funds.

Prior to approving the Sub-Advisory Agreements, the Independent Trustees met in executive session with independent counsel without representatives of the Advisor or its affiliates. The Independent Trustees were assisted by independent counsel throughout the review process. The Independent Trustees relied upon the advice of independent counsel and their own business judgment in determining the material factors to be considered in evaluating each Sub-Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Independent Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Independent Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Sub-Advisory Agreement.

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of services that each sub-advisor would provide to its respective Fund. The Board considered the specific investment process to be employed by each sub-advisor in managing its respective Fund, the qualifications of each sub-advisor’s portfolio management team with regard to implementing a Fund’s investment mandate, and that sub-advisor’s performance record as compared to its benchmark. The Board considered each sub-advisor’s organization, personnel and operations. The Board also considered the Advisor’s review and selection process with respect to each sub-advisor, along with the Advisor’s favorable assessment as to the nature, quality and extent of the sub-advisory services expected to be provided by each sub-advisor to its respective Fund. Based on their consideration and review of the foregoing factors, the Board concluded that the nature, quality and extent of the sub-advisory services to be provided by each sub-advisor, as well as that sub-advisor’s ability to render such services based on its organization, operations and resources, were appropriate for the respective Fund, in light of the Fund’s investment objective, policies and strategies.

Sub-Advisory Fees and Expenses

The Board considered the compensation to be paid by the Advisor to each sub-advisor in conjunction with the services that would be rendered by each sub-advisor. The Board also considered comparisons of the fees to be paid by the Advisor to each sub-advisor with fees charged by that sub-advisor to its other clients. In addition, the Board considered the recommendation of the Advisor with respect to each sub-advisor and the Advisor’s representation that the fees to be paid to each sub-advisor were the result of an arms-length negotiation. The Board considered that the sub-advisory fees would be paid by the Advisor to each sub-advisor and would not be additional fees to be borne by a Fund. The Board also considered whether the fee schedule of each sub-advisor included breakpoints that would reduce that sub-advisor’s fees as assets in the Fund increased. The Board concluded that, in light of the nature, quality and extent of the services to be provided, the proposed fees to be paid to each sub-advisor with respect to the assets to be allocated to that sub-advisor were reasonable.

The Board also considered “fall-out” or ancillary benefits that may potentially accrue to a sub-advisor or their affiliates in the future because of its relationship with its respective Fund. The Board concluded that the benefits that might accrue to any sub-advisor or its affiliates were reasonable.

Investment Performance of the Sub-Advisors

Because each Fund was newly formed and had not yet commenced investment operations, the Board could not consider each sub-advisor’s investment performance with respect to its management of the Fund as a factor in evaluating each Sub-Advisory Agreement. The Board did consider each sub-advisor’s historical performance record in managing other funds and accounts with investment strategies that are similar to the respective Fund, and the Board compared each sub-advisor’s historical performance records to relevant benchmarks. The Board concluded that the historical performance record for each sub-advisor, viewed together with the other relevant factors considered by the Board, supported a decision to approve each Sub-Advisory Agreement.

Profitability and Economies of Scale

The Board did not consider the profitability of the sub-advisors to be a material factor based on representations from the Advisor that it negotiated each Sub-Advisory Agreement, including the sub-advisory fees, with the sub-advisors on an arm’s-length basis. Because the Trust was newly formed, specific information was not available concerning the potential effect that asset growth and economies of scale may have on each Fund’s expenses. The Board concluded that it was

GuideMarkSM Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
September 30, 2011

appropriate to revisit the potential for economics of scale in connection with future annual reviews of the Sub-Advisory Agreements.

Conclusion

After consideration of the foregoing factors and such other matters as were deemed relevant, and with no single factor being determinative to its decision, the Board, including all of the Independent Trustees, concluded to approve each Sub-Advisory Agreement, including the fees payable thereunder, on behalf of each Fund.

GuideMarkSM Funds
GuidePathSM Funds

GUIDEMARKSM FUNDS & GUIDEPATHSM FUNDS

GuideMarkSM Large Cap Growth Fund
GuideMarkSM Large Cap Value Fund
GuideMarkSM Small/Mid Cap Core Fund
GuideMarkSM World ex-US Fund
GuideMarkSM Opportunistic Equity Fund
GuideMarkSM Global Real Return Fund
GuideMarkSM Core Fixed Income Fund
GuideMarkSM Tax-Exempt Fixed Income Fund
GuideMarkSM Opportunistic Fixed Income Fund
GuidePathSM Strategic Asset Allocation Fund
GuidePathSM Tactical ConstrainedSM Asset Allocation Fund
GuidePathSM Tactical UnconstrainedSM Asset Allocation Fund
GuidePathSM Absolute Return Asset Allocation Fund

Investment Advisor
Genworth Financial Wealth Management, Inc.
2300 Contra Costa Blvd., Suite 600
Pleasant Hill, CA 94523

Legal Counsel
Stradley Ronon Stevens & Young, LLP

This document must be
preceded or accompanied by a
free prospectus. Investors should
consider the Fund’s investment
objectives, risks, charges and
expenses carefully before
investing. The prospectus
contains this and other
important information about
the Fund. Please read the
prospectus carefully before you
invest or send money.

2600 One Commerce Square
Philadelphia, PA 19103

Independent Registered Public Accounting Firm
KPMG LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Distributor	Semi-Annual Report September 30, 2011
Capital Brokerage Corporation
(dba Genworth Financial Brokerage Corporation in Indiana)
6620 West Broad Street Building 2
Richmond, VA 23230
Member FINRA

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant’s officers who are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GPS Funds II

By	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	11/21/11

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Carrie E. Hansen

Carrie E. Hansen, Principal Executive Officer/President

Date	11/21/11

By	/s/ Starr E. Frohlich

Starr E. Frohlich, Principal Financial Officer/Treasurer

Date	11/21/11